 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 21, 1997.

                                             1933 ACT REGISTRATION NO. 333-14725
                                             1940 ACT REGISTRATION NO. 811-07873
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No.  1    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No.  1                   [X]

                        (Check appropriate box or boxes)

                                ----------------

                        NUVEEN FLAGSHIP MUNICIPAL TRUST
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                With a copy to:
   President and Assistant Secretary
         333 West Wacker Drive                   Thomas S. Harman
                                            Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                       Suite 800
                                                 Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[_]

  Immediately upon filing pursuant          [_]
  to paragraph (b)
                                               on (date) pursuant to paragraph
                                               (a)(1)

                                            [_]

                                               75 days after filing pursuant
                                               to paragraph (a)(2)
[X]

  on August 27, 1997 pursuant to
  paragraph (b)                             [_]

                                               on (date) pursuant to paragraph
                                               (a)(2) of Rule 485.

[_]

  60 days after filing pursuant to
  paragraph (a)(1)

If appropriate, check the following box:

[_]

  This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES (DESIGNATED AS CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES) OF THE FOLLOWING SERIES: NUVEEN MUNICIPAL BOND FUND; NUVEEN INSURED MUNICIPAL BOND FUND; NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND; AND AN INDEFINITE NUMBER OF SHARES (DESIGNATED AS CLASS A SHARES, CLASS C SHARES AND CLASS R SHARES) OF THE FOLLOWING SERIES:
NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND AND NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED APRIL 30, 1997 WAS FILED ON OR ABOUT JUNE 29, 1997.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                              MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value...................   1,173,300       $9.77            $0            $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $63,401,060. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $51,937,922. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $11,463,138.

                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                          INSURED MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value...................    417,646        $11.41           $0            $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $17,108,094. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $12,342,758. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $4,765,336.


                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                       INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value...................    447,566        $11.11           $0            $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $13,864,964. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $8,892,503. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $4,972,461.

                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                       LIMITED TERM MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value...................   5,210,210       $11.06           $0            $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $125,247,208. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $67,622,281. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $57,624,927.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO. 333-14725

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-07873

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

    ITEM IN
    PART A
  OF FORM N-
      1A                                          PROSPECTUS LOCATION
  ----------                                      -------------------
 1 Cover Page                         Cover Page
 2 Synopsis                           Expense Information
 3 Condensed Financial Information    Financial Highlights
 4 General Description of Registrant  Fund Strategies
 5 Management of the Fund             General Information
 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting
 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting
 7 Purchase of Securities Being       Investing in the Funds
   Offered
 8 Redemption or Repurchase           How to Sell Fund Shares
 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

    ITEM IN
    PART B
  OF FORM N-                                    LOCATION IN STATEMENT
      1A                                      OF ADDITIONAL INFORMATION
  ----------                                  -------------------------
10 Cover Page                        Cover Page
11 Table of Contents                 Cover Page
12 General Information and History   Not Applicable
13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio
14 Management of the Fund            Management
15 Control Persons and Principal     Management
   Holders of Securities
16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian
17 Brokerage Allocation and Other    Portfolio Transactions
   Practices
18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus
19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value
20 Tax Status                        Tax Matters
21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus
22 Calculation of Performance Data   Performance Information
23 Financial Statements              Incorporated by Reference to Annual Reports
                                     to Shareholders

                               PART A--PROSPECTUS

                        NUVEEN FLAGSHIP MUNICIPAL TRUST

                             333 West Wacker Drive

                            Chicago, Illinois 60606

NUVEEN
Municipal
Bond Funds


August 27, 1997

Prospectus

Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO APPEARS HERE]

National

                       INVESTING IN NUVEEN MUTUAL FUNDS


Since our founding in 1898, John Nuveen & Co. has been synonymous with invest-ments that withstand the test of time. Today, we offer a range of equity and fixed-income mutual funds designed to suit the unique circumstances and finan-cial planning needs of mature investors. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

Value-investing -- purchasing securities of strong companies and communities at an attractive price -- is the cornerstone of Nuveen's investment philosophy. A long-term strategy that offers the potential for above average returns over time with moderated risk, successful value-investing begins with in-depth re-search and a discerning eye for value. Our team of investment professionals is backed by the discipline, resources and expertise of Nuveen's almost a century of investment experience, including one of the most recognized research depart-ments in the industry.

This prospectus describes in detail the investment objectives, policies and risks of certain Nuveen municipal bond funds. We invite you to discuss the con-tents with your financial adviser, or you may call us at 800-621-7227 for addi-tional information.

                    Nuveen Municipal Bond Fund
                    Nuveen Insured Municipal Bond Fund
                    Nuveen Flagship All-American Municipal Bond Fund Nuveen Flagship Intermediate Municipal Bond Fund Nuveen Flagship Limited Term Municipal Bond Fund

                    AUGUST 27, 1997

                    PROSPECTUS

                    OVERVIEW

                    The funds listed above are diversified funds and part of the Nuveen Flagship Municipal Trust, an open-end investment company. Each fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality mu-nicipal bonds.

                    Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circumstances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

                    This prospectus contains important information you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional information which is part of this pro-spectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

                    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUD-ING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVEST-ED.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EX-CHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPEC-TUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


CONTENTS
1  OVERVIEW                               DIVIDENDS AND TAXES

2  FUND SUMMARIES AND                  18 How the Funds Pay Dividends
   FINANCIAL HIGHLIGHTS
                                       18 Taxes and Tax Reporting
   FUND STRATEGIES
                                       19 Taxable Equivalent Yields
12 Investment Objective
                                          GENERAL INFORMATION
12 How the Funds Select
   Investments                         19 How to Contact Nuveen

13 Risk Reduction Strategies           19 Fund Service Providers

   INVESTING IN THE FUNDS              20 How the Funds Report Performance

14 How to Buy Fund Shares              21 How Fund Shares are Priced

14 How to Select a Purchase            21 Organization
   Option

16 How to Sell Fund Shares

16 Exchanging Shares

17 Optional Features and Services




                                      ---
                                       1

NUVEEN MUNICIPAL BOND FUND

                  PERFORMANCE INFORMATION AS OF 4/30/97

INCEPTION: November 29, 1976

NET ASSETS: $2.9 billion

TOTAL RETURN (ANNUALIZED)
-------------------------------------------------------------------------------

                     CLASS A         CLASS A
               (OFFER PRICE)            (NAV)        CLASS B         CLASS C         CLASS R
--------------------------------------------------------------------------------------------
1 Year                 2.38%           6.87%           6.36%           6.16%           7.25%
5 Years                5.35%           6.26%           5.57%           5.49%           6.55%
10 Years               7.07%           7.53%           6.93%           6.74%           7.81%
Inception              6.71%           6.94%           6.65%           6.15%           7.21%

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion, and Class R performance for periods prior to class inception (see "Fi-nancial Highlights" for dates), adjusted for the differences in sales charges and fees between the classes. Class B total returns assume an ongoing invest-ment and do not reflect the imposition of the CDSC; your returns for the 1 year and 5 year periods would be lower if you redeemed at the end of those pe-riods. See Overview of Fund Operating Expenses and Shareholder Transaction Ex-penses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.

[BAR CHART APPEARS HERE]

Average Maturity             20.6
Average Modified Duration     7.9

CREDIT QUALITY

[PIE CHART APPEARS HERE]

BBB    (8%)
A      (18%)
AA     (36%)
AAA    (37%)
BB/NR  (1%)

INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Electric Utilities          (20%)
Health Care Facilities      (17%)
Housing Facilities          (16%)
Escrowed Bonds              (13%)
Water/Sewer Facilities      (9%)
Other                       (25%)

                     EXPENSE INFORMATION AS OF 4/30/97

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                  CLASS A CLASS B CLASS C CLASS R
---------------------------------------------------------------------------------
Sales Charge on Purchases                        4.20%(1)       -       -       -
Sales Charge on Reinvested Dividends                    -       -       -       -
Contingent Deferred Sales Charge (CDSC) on
Redemptions                                         - (1)   5%(2)   1%(3)       -

OVERVIEW OF FUND OPERATING EXPENSES (4)
-------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
Management Fees           0.45%                 0.45%                 0.45%                 0.45%
12b-1 Fees                0.20%                 0.95%                 0.75%                     -
Other Expenses            0.12%                 0.12%                 0.12%                 0.12%
-------------------------------------------------------------------------------------------------
 Total (Gross)            0.77%                 1.52%                 1.32%                 0.57%
Waivers/
Reimbursements                -                     -                     -                     -
-------------------------------------------------------------------------------------------------
 Total (Net)              0.77%                 1.52%                 1.32%                 0.57%

SUMMARY OF SHAREHOLDER EXPENSES (5)
-------------------------------------------------------------------------------
The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 Year                     $50                   $55                   $13                    $6
3 Years                    $66                   $80                   $42                   $18
5 Years                    $83                   $94                   $72                   $32
10 Years                  $133                  $161                  $159                   $71

                                      ---

                              FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Arthur Andersen LLP, the fund's independent au-ditors. You may find more information about the fund's performance in its an-nual report. For a free copy of the fund's latest annual and semi-annual re-ports, write to Nuveen or call (800) 621-7227.

CLASS                      OPERATING PERFORMANCE     LESS DISTRIBUTIONS
INCEPTION DATE             ---------------------- ------------------------
                                              NET
                                         REALIZED
                       NET                    AND  DIVIDENDS                  NET    TOTAL
MUNICIPAL BOND       ASSET             UNREALIZED   FROM TAX                ASSET   RETURN
                     VALUE        NET GAIN (LOSS) EXEMPT NET DISTRIBUTIONS  VALUE   ON NET
YEAR ENDING      BEGINNING INVESTMENT        FROM INVESTMENT  FROM CAPITAL END OF    ASSET
APRIL 30,        OF PERIOD  INCOME(B) INVESTMENTS     INCOME         GAINS PERIOD VALUE(A)
--------------------------------------------------------------------------------------------
CLASS A (6/95)
1997(G)              $9.24       $.08      $(.10)     $(.08)        $   -   $9.14     (.23)%
1997(f)               9.28        .48          -       (.47)         (.05)   9.24     5.26
1996(c)               9.15        .34        .14       (.32)         (.03)   9.28     5.33
CLASS B (2/97)
1997(G)               9.24        .09       (.11)      (.07)            -    9.15     (.25)
1997(c)               9.23        .03        .01       (.03)            -    9.24      .47
CLASS C (6/95)
1997(G)               9.23        .07       (.09)      (.07)            -    9.14     (.21)
1997(f)               9.26        .42          -       (.40)         (.05)   9.23     4.64
1996(c)               9.15        .29        .13       (.28)         (.03)   9.26     4.59
CLASS R (11/76)
1997(G)               9.24        .08       (.09)      (.08)            -    9.15     (.09)
1997(f)               9.28        .49        .01       (.49)         (.05)   9.24     5.53
1996(f)               9.00        .51        .31       (.51)         (.03)   9.28     9.31
1995(f)               9.28        .52       (.21)      (.51)         (.08)   9.00     3.60
1994(f)               9.45        .52       (.07)      (.52)         (.10)   9.28     4.79
1993(f)               9.08        .56        .41       (.54)         (.06)   9.45    11.04
1992(d)               9.04        .24        .08       (.24)         (.04)   9.08     3.56
1991(e)               8.65        .58        .44       (.59)         (.04)   9.04    12.15
1990(e)               8.73        .60       (.08)      (.60)            -    8.65     6.04
1989(e)               8.52        .60        .24       (.60)         (.03)   8.73    10.07
1988(e)               8.02        .60        .54       (.60)         (.04)   8.52    14.50
--------------------------------------------------------------------------------------------
CLASS                      RATIOS/SUPPLEMENTAL DATA
INCEPTION DATE   --------------------------------------------------
                                                 RATIO
                                                OF NET
                                 RATIO OF   INVESTMENT
                                 EXPENSES    INCOME TO
                               TO AVERAGE      AVERAGE
MUNICIPAL BOND                 NET ASSETS   NET ASSETS
                    NET ASSETS      AFTER        AFTER   PORTFOLIO
YEAR ENDING      END OF PERIOD REIMBURSE-   REIMBURSE-    TURNOVER
APRIL 30,        (IN MILLIONS)    MENT(B)      MENT(B)        RATE
------------------------------------------------------------------
CLASS A (6/95)
1997(G)                  $70.3        .77%+       5.13%+         2%
1997(f)                   68.2        .81+        5.11+         12
1996(c)                   37.1        .83+        5.14+         17
CLASS B (2/97)
1997(G)                     .5       1.53+        4.39+          2
1997(c)                     -        1.51+        5.23+         12
CLASS C (6/95)
1997(G)                    5.4       1.32+        4.58+          2
1997(f)                    5.0       1.54         4.37          12
1996(c)                    1.9       1.58+        4.39+         17
CLASS R (11/76)
1997(G)                2,774.6        .57+        5.33+          2
1997(f)                2,818.2        .57         5.35          12
1996(f)                2,878.6        .59         5.53          17
1995(f)                2,741.2        .59         5.79          17
1994(f)                2,700.0        .62         5.49          15
1993(f)                2,371.7        .61         5.95          14
1992(d)                1,835.7        .62+        6.24+          6
1991(e)                1,661.4        .60         6.48          10
1990(e)                1,323.6        .62         6.78           8
1989(e)                1,119.8        .64         6.85          12
1988(e)                  945.4        .65         7.11           8
--------------------------------------------------------------------------------------------

+ Annualized.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

(c) From commencement of class operations as noted through February 28/29.

(d) For the five months ending February 29.

(e) For the year ending September 30.

(f) For the year ending February 28/29.

(g) For the two months ending April 30.


NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."
(2) CDSC declines to 0% at the end of six years.
(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.75% of the fund's average daily net assets.

5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares prior to the end of each stated period, your expenses might be higher. If you did not redeem Class B shares at the end of each holding period, your expenses would have been $15 for the one year period, $48 for the three year period, $83 for the five year period, and $161 for the ten year period. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

NUVEEN INSURED MUNICIPAL BOND FUND

                     PERFORMANCE INFORMATION AS OF 4/30/97

INCEPTION: December 22, 1986

NET ASSETS: $790 million
TOTAL RETURN (ANNUALIZED)

--------------------------------------------------------------------------------------------
                     CLASS A         CLASS A
               (OFFER PRICE)           (NAV)         CLASS B         CLASS C         CLASS R
--------------------------------------------------------------------------------------------
1 Year                 1.66%           6.11%           5.57%           5.49%           6.46%
5 Years                6.02%           6.94%           6.15%           6.04%           7.14%
10 Years               7.62%           8.09%           7.45%           7.23%           8.32%
Inception              6.96%           7.41%           6.82%           6.55%           7.65%

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for peri-ods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns assume an ongoing investment and do not reflect the imposition of the CDSC; your returns for the 1 year and 5 year periods would be lower if you redeemed at the end of those periods. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.

MATURITY (YEARS)

[BAR CHART APPEARS HERE]

Average Maturity              22.1
Average Modified Duration      7.8

CREDIT QUALITY

[PIE CHART APPEARS HERE]

Escrowed      (20%)
Insured       (80%)

INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Health Care Facilities      (18%)
General Obligation Bonds    (19%)
Escrowed Bonds              (20%)
Lease Rental Facilities     (9%)
Water/Sewer Facilities      (7%)
Other                       (27%)


                      EXPENSE INFORMATION AS OF 4/30/97

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                         CLASS A CLASS B CLASS C CLASS R
----------------------------------------------------------------------------------------
Sales Charge on Purchases                               4.20%(1)       -       -       -
Sales Charge on Reinvested Dividends                           -       -       -       -
Contingent Deferred Sales Charge (CDSC) on Redemptions    -  (1)   5%(2)   1%(3)       -

OVERVIEW OF FUND OPERATING EXPENSES (4)
--------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
Management Fees           0.48%                 0.48%                 0.48%                 0.48%
12b-1 Fees                0.20%                 0.95%                 0.75%                     -
Other Expenses            0.16%                 0.16%                 0.16%                 0.16%
-------------------------------------------------------------------------------------------------
 Total (Gross)            0.84%                 1.59%                 1.39%                 0.64%
Waivers/
Reimbursements                -                     -                     -                     -
-------------------------------------------------------------------------------------------------
 Total (Net)              0.84%                 1.59%                 1.39%                 0.64%

SUMMARY OF SHAREHOLDER EXPENSES (5)
--------------------------------------------------------------------------------

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 Year                     $50                   $56                   $14                    $7
3 Years                    $68                   $82                   $44                   $20
5 Years                    $87                   $98                   $76                   $36
10 Years                  $141                  $169                  $167                   $80

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Arthur Andersen LLP, the fund's independent au-ditors. You may find more information about the fund's performance in its an-nual report. For a free copy of the fund's latest annual and semi-annual re-ports, write to Nuveen or call (800) 621-7227.

CLASS                              OPERATING PERFORMANCE      LESS DISTRIBUTIONS
INCEPTION DATE                    -----------------------  -------------------------



                                                      NET
INSURED MUNICIPAL BOND        NET            REALIZED AND   DIVIDENDS                    NET    TOTAL
                            ASSET              UNREALIZED   FROM TAX-                  ASSET   RETURN
                            VALUE        NET  GAIN (LOSS)  EXEMPT NET  DISTRIBUTIONS   VALUE   ON NET
YEAR ENDING             BEGINNING INVESTMENT         FROM  INVESTMENT   FROM CAPITAL  END OF    ASSET
APRIL 30,               OF PERIOD  INCOME(B)  INVESTMENTS      INCOME          GAINS  PERIOD VALUE(S)
-------------------------------------------------------------------------------------------------------
CLASS A (9/94)
1997(e)                    $10.82       $.09        $(.16)      $(.09)           $ -  $10.66     (.63)%
1997(d)                     10.97        .56         (.13)       (.54)          (.04)  10.82     4.04
1996(d)                     10.40        .54          .57        (.54)             -   10.97    10.90
1995(c)                     10.31        .26          .12        (.27)          (.02)  10.40     3.84
CLASS B (2/97)
1997(e)                     10.82        .09         (.16)       (.08)             -   10.67     (.65)
1997(c)                     10.80        .04          .02        (.04)             -   10.82      .55
CLASS C (9/94)
1997(e)                     10.72        .08         (.16)       (.08)             -   10.56     (.73)
1997(d)                     10.85        .46         (.09)       (.46)          (.04)  10.72     3.48
1996(d)                     10.31        .46          .54        (.46)             -   10.85     9.88
1995(c)                     10.29        .23          .08        (.27)          (.02)  10.31     3.09
CLASS R (12/86)
1997(e)                     10.78        .09         (.15)       (.10)             -   10.62     (.60)
1997(d)                     10.92        .57         (.11)       (.56)          (.04)  10.78     4.38
1996(d)                     10.38        .57          .54        (.57)             -   10.92    10.94
1995(d)                     10.81        .57         (.40)       (.58)          (.02)  10.38     1.85
1994(d)                     10.85        .57          .02        (.57)          (.06)  10.81     5.47
1993(d)                     10.03        .59          .88        (.59)          (.06)  10.85    15.24
1992(d)                      9.69        .61          .43        (.62)          (.08)  10.03    11.03
1991(d)                      9.52        .62          .19        (.61)          (.03)   9.69     8.94
1990(d)                      9.35        .63          .26        (.63)          (.09)   9.52     9.73
1989(d)                      9.30        .63          .05        (.63)             -    9.35     7.63
1988(d)                      9.79        .64         (.49)       (.64)             -    9.30     2.00
-------------------------------------------------------------------------------------------------------
CLASS                             RATIOS/SUPPLEMENTAL DATA
INCEPTION DATE          --------------------------------------------------
                                                     RATIO OF
                                                          NET
                                        RATIO OF   INVESTMENT
                                        EXPENSES    INCOME TO
INSURED MUNICIPAL BOND                TO AVERAGE      AVERAGE
                                      NET ASSETS   NET ASSETS
                           NET ASSETS      AFTER        AFTER   PORTFOLIO
YEAR ENDING             END OF PERIOD REIMBURSE-   REIMBURSE-    TURNOVER
APRIL 30,               (IN MILLIONS)    MENT(B)      MENT(B)        RATE
-------------------------------------------------------------------------
CLASS A (9/94)
1997(e)                         $69.3        .84%+       5.12%+        12%
1997(d)                          68.3        .87         5.07          35
1996(d)                          46.9        .91         5.01          27
1995(c)                          14.1       1.00+        5.55+         25
CLASS B (2/97)
1997(e)                            .5       1.59+        4.36+         12
1997(c)                            .2       1.58+        4.84+         35
CLASS C (9/94)
1997(e)                           5.6       1.39+        4.57+         12
1997(d)                           5.4       1.61         4.33          35
1996(d)                           5.2       1.63         4.34          27
1995(c)                           4.0       1.75+        4.83+         25
CLASS R (12/86)
1997(e)                         714.6        .64+        5.31+         12
1997(d)                         732.6        .63         5.31          35
1996(d)                         761.9        .63         5.33          27
1995(d)                         736.7        .64         5.67          25
1994(d)                         745.9        .65         5.21          11
1993(d)                         567.2        .72         5.68          20
1992(d)                         306.9        .73         6.12          45
1991(d)                         178.9        .80         6.45          53
1990(d)                         111.8        .83         6.49          78
1989(d)                          66.0        .87         6.83         106
1988(d)                          41.3        .60         6.93          88
-------------------------------------------------------------------------------------------------------

+ Annualized.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

(c) From commencement of class operations as noted through February 28.

(d) For the year ending February 28/29.

(e) For the two months ending April 30.

NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."
(2) CDSC declines to 0% at the end of six years.
(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.975% of the fund's average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares prior to the end of each stated period, your expenses might be higher. If you did not redeem Class B shares at the end of each holding period, your expenses would have been $16 for the one year period, $50 for the three year period, $87 for the five year period, and $169 for the ten year period. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND

                  PERFORMANCE INFORMATION AS OF 4/30/97

INCEPTION: October 3, 1988

NET ASSETS: $272.3 million

TOTAL RETURN (ANNUALIZED)

--------------------------------------------------------------------------------------------
                     CLASS A         CLASS A
               (OFFER PRICE)           (NAV)         CLASS B         CLASS C         CLASS R
--------------------------------------------------------------------------------------------
1 year                 3.68%          8.23%           7.68%           7.64%           8.38%
5 years                6.96%          7.88%           7.30%           7.28%           7.91%
Inception              8.05%          8.59%           8.04%           7.99%           8.61%

Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class A performance for peri-ods prior to class inception, adjusted for the differences in sales charges and (in the case of Classes B and C) fees between the classes. Class B total returns assume an ongoing investment and do not reflect the imposition of the CDSC; your returns for the 1 year and 5 year periods would be lower if you re-deemed at the end of those periods. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.

MATURITY (YEARS)

[BAR CHART APPEARS HERE]

Average Maturity             22.6
Average Modified Duration     8.2

CREDIT QUALITY

[PIE CHART APPEARS HERE]

BBB/NR   57%
A        23%
AA        5%
AAA      15%

INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Other                          28%
Pollution Control              23%
Lease Rental                   11%
Housing Facilities              7%
Educational Facilities          8%
Health Care Facilities         23%


                    EXPENSE INFORMATION AS OF 4/30/97

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                         CLASS A CLASS B CLASS C CLASS R
----------------------------------------------------------------------------------------
Sales Charge on Purchases                               4.20%(1)       -       -       -
Sales Charge on Reinvested Dividends                           -       -       -       -
Contingent Deferred Sales Charge (CDSC) on Redemptions      -(1)   5%(2)   1%(3)       -

OVERVIEW OF FUND OPERATING EXPENSES (4)
-------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
Management Fees           0.49%                 0.49%                 0.49%                 0.49%
12b-1 Fees                0.20%                 0.95%                 0.75%                     -
Other                     0.12%                 0.12%                 0.12%                 0.12%
-------------------------------------------------------------------------------------------------
 Total (Gross)            0.81%                 1.56%                 1.36%                 0.61%
Waivers/
Reimbursements                -                     -                     -                     -
-------------------------------------------------------------------------------------------------
 Total (Net)              0.81%                 1.56%                 1.36%                 0.61%

SUMMARY OF SHAREHOLDER EXPENSES (5)
-------------------------------------------------------------------------------

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 Year                     $50                   $55                   $14                    $6
3 Years                    $67                   $81                   $43                   $20
5 Years                    $85                   $96                   $74                   $34
10 Years                  $138                  $165                  $164                   $76

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Deloitte & Touche LLP, the fund's independent auditors. You may find more information about the fund's performance in its annual report. For a copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

CLASS                        OPERATING PERFORMANCE      LESS DISTRIBUTIONS
(INCEPTION DATE)            -----------------------  -------------------------
                                                NET
ALL-AMERICAN++          NET            REALIZED AND   DIVIDENDS                        NET    TOTAL
                      ASSET              UNREALIZED   FROM TAX-                      ASSET   RETURN
                      VALUE        NET  GAIN (LOSS)  EXEMPT NET  DISTRIBUTIONS       VALUE   ON NET
YEAR ENDING       BEGINNING INVESTMENT         FROM  INVESTMENT   FROM CAPITAL      END OF    ASSET
APRIL 30,         OF PERIOD  INCOME(B)  INVESTMENTS      INCOME          GAINS      PERIOD VALUE(A)
----------------------------------------------------------------------------------------------------
CLASS A (10/88)
1997(E)              $10.67       $.55        $ .29       $(.55)         $(.06)     $10.90     8.02%
1996(f)               10.79        .61         (.12)       (.61)             -       10.67     4.64
1995(f)               10.61        .63          .18        (.63)             -       10.79     8.01
1994(f)               11.07        .65         (.30)       (.65)          (.16)+++   10.61     2.99
1993(f)               10.40        .67          .76        (.67)          (.09)      11.07    14.25
1992(f)                9.95        .69          .45        (.69)             -       10.40    11.94
1991(f)                9.73        .72          .22        (.72)             -        9.95    10.10
1990(f)                9.81        .71         (.06)       (.72)          (.01)       9.73     6.92
1989(c)                9.58        .46          .23        (.46)             -        9.81    10.66+
CLASS B (2/97)
1997(D)               10.98        .12         (.06)       (.13)             -       10.91      .54
CLASS C (6/93)
1997(E)               10.66        .50          .29        (.50)          (.06)      10.89     7.48
1996(f)               10.78        .55         (.12)       (.55)            --       10.66     4.07
1995(f)               10.60        .57          .18        (.57)            --       10.78     7.42
1994(f)               11.09        .57         (.32)       (.57)          (.17)+++   10.60     2.16+
CLASS R (2/97)
1997(D)               10.99        .15         (.07)       (.16)            --       10.91      .69
----------------------------------------------------------------------------------------------------
CLASS                       RATIOS/SUPPLEMENTAL DATA
(INCEPTION DATE)  --------------------------------------------------
                                                  RATIO
                                                 OF NET
                                  RATIO OF   INVESTMENT
                                  EXPENSES    INCOME TO
ALL-AMERICAN++                  TO AVERAGE      AVERAGE
                                NET ASSETS   NET ASSETS
                     NET ASSETS      AFTER        AFTER   PORTFOLIO
YEAR ENDING       END OF PERIOD REIMBURSE-   REIMBURSE-    TURNOVER
APRIL 30,         (IN MILLIONS)    MENT(B)      MENT(B)        RATE
----------------------------------------------------------------------------------------------------
CLASS A (10/88)
1997(E)                  $216.6        .87%+       5.54%+        39%
1996(f)                   208.0        .83         5.60          79
1995(f)                   185.5        .76         6.02          71
1994(f)                   159.9        .62         5.77          81
1993(f)                   170.8        .65         6.24          72
1992(f)                   129.5        .56         6.81          86
1991(f)                    79.6        .42         7.33          94
1990(f)                    49.0        .42         7.29         132
1989(c)                    25.6          -         7.27+         57
CLASS B (2/97)
1997(D)                      .7       1.55+        4.83+         39
CLASS C (6/93)
1997(E)                    54.9       1.42+        4.99+         39
1996(f)                    47.3       1.37         5.05          79
1995(f)                    45.2       1.31         5.47          71
1994(f)                    40.0       1.09+        5.16+         81
CLASS R (2/97)
1997(D)                      .2        .61+        5.95+         39
----------------------------------------------------------------------------------------------------

+ Annualized.

++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship All-American.

+++ The amounts shown include a distribution in excess of capital gains of $.10 per share.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c) From commencement of class operations as noted through May 31.

(d) From commencement of class operations as noted through April 30.

(e) For the 11 months ending April 30.

(f) For the year ending May 31.

NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."
(2) CDSC declines to 0% at the end of six years.
(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997 the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permit-ted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each stated period, your expenses might be higher. If you did not redeem Class B shares at the end of each holding period, your expenses would have been $16 for the one year period, $49 for the three year period, $85 for the five year period, and $165 for the ten year period. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND

                   PERFORMANCE INFORMATION AS OF 4/30/97

INCEPTION: September 15, 1992

NET ASSETS: $43.9 million
TOTAL RETURN (ANNUALIZED)

-------------------------------------------------------------------------------------------------
                        CLASS A               CLASS A
                  (OFFER PRICE)                 (NAV)               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
1 year                    3.48%                 6.68%                 5.99%                 6.53%
Inception                 6.18%                 6.88%                 6.29%                 6.85%
-------------------------------------------------------------------------------------------------

Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and (in the case of Class C) fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.

MATURITY (YEARS)

Average Maturity           9.1
Average Modified Duration  7.2

CREDIT QUALITY

[PIE CHART APPEARS HERE]

BBB/NR  37%
A       13%
AA      10%
AAA     40%

INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Health Care Facilities      23%
Transportation              17%
General Obligation          12%
Other                       30%
Pollution Control            7%
Lease Rental                11%


                     EXPENSE INFORMATION AS OF 4/30/97

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                         CLASS A CLASS C CLASS R
--------------------------------------------------------------------------------
Sales Charge on Purchases                               3.00%(1)       -       -
Sales Charge on Reinvested Dividends                           -       -       -
Contingent Deferred Sales Charge (CDSC) on Redemptions      -(1)   1%(2)       -

OVERVIEW OF FUND OPERATING EXPENSES (3)
--------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                            CLASS A                        CLASS C                        CLASS R
-------------------------------------------------------------------------------------------------
Management Fees              0.50%                          0.50%                          0.50%
12b-1 Fees                   0.20%                          0.75%                              -
Other                        0.34%                          0.34%                          0.34%
-------------------------------------------------------------------------------------------------
 Total (Gross)               1.04%                          1.59%                          0.84%
Waivers/
Reimbursements              (0.25%)                        (0.25%)                        (0.25%)
-------------------------------------------------------------------------------------------------
 Total (Net)                 0.79%                          1.34%                          0.59%

SUMMARY OF SHAREHOLDER EXPENSES (4)
--------------------------------------------------------------------------------
The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD              CLASS A                         CLASS C                         CLASS R
---------------------------------------------------------------------------------------------------
1 Year                          $38                             $14                              $6
3 Years                         $54                             $42                             $19
5 Years                         $73                             $73                             $33
10 Years                       $125                            $161                             $74

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Deloitte & Touche LLP, the fund's independent auditors. You may find more information about the fund's performance in its annual report. For a free copy of the fund's latest annual and semi-annual re-ports, write to Nuveen or call (800) 621-7227.

CLASS
(INCEPTION
DATE)                      OPERATING PERFORMANCE      LESS DISTRIBUTIONS
---------------            ----------------------  -------------------------
                                              NET
                                         REALIZED
INTERMEDIATE++         NET                    AND   DIVIDENDS                       NET    TOTAL
                     ASSET             UNREALIZED        FROM                     ASSET   RETURN
                     VALUE        NET GAIN (LOSS)  TAX-EXEMPT  DISTRIBUTIONS      VALUE   ON NET
YEAR ENDING      BEGINNING INVESTMENT        FROM  INVESTMENT   FROM CAPITAL     END OF    ASSET
APRIL 30,        OF PERIOD  INCOME(B) INVESTMENTS      INCOME          GAINS     PERIOD VALUE(A)
--------------------------------------------------------------------------------------------------
CLASS A (9/92)
1997(E)             $10.27       $.47       $ .20       $(.47)         $   -     $10.47     6.64%
1996(f)              10.29        .51        (.02)       (.51)             -      10.27     4.84
1995(f)              10.16        .51         .13        (.51)             -      10.29     6.63
1994(f)              10.35        .52        (.13)       (.52)          (.06)+++  10.16     3.72
1993(c)               9.70        .36         .64        (.35)             -      10.35    14.06+
CLASS C (12/95)
1997(E)              10.28        .44         .17        (.42)             -      10.47     6.00
1996(c)              10.57        .23        (.30)       (.22)             -      10.28    (1.78)+
CLASS R (2/97)
1997(D)              10.60        .13        (.15)       (.13)             -      10.45    (.15)
--------------------------------------------------------------------------------------------------
CLASS
(INCEPTION
DATE)                      RATIOS/SUPPLEMENTAL DATA:
---------------- --------------------------------------------------
                                                 RATIO
                                                OF NET
                                 RATIO OF   INVESTMENT
                                 EXPENSES    INCOME TO
INTERMEDIATE++                 TO AVERAGE      AVERAGE
                               NET ASSETS   NET ASSETS
                    NET ASSETS      AFTER        AFTER   PORTFOLIO
YEAR ENDING      END OF PERIOD REIMBURSE-   REIMBURSE-    TURNOVER
APRIL 30,        (IN MILLIONS)    MENT(B)      MENT(B)        RATE
--------------------------------------------------------------------------------------------------
CLASS A (9/92)
1997(E)                  $40.9        .68%+       4.96%+        26%
1996(f)                   46.7        .62         4.86          81
1995(f)                   42.1        .54         5.15         102
1994(f)                   35.9        .40         4.93          69
1993(c)                   19.0        .39+        4.98+        102
CLASS C (12/95)
1997(E)                    2.5       1.23+        4.38+         26
1996(c)                    1.2       1.13+        4.28+         81
CLASS R (2/97)
1997(D)                     .5        .40+        5.40+         26
--------------------------------------------------------------------------------------------------

+ Annualized.

++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship Intermediate.

+++ The amount shown reflects a distribution in excess of capital gains of $.01 per share.

(a) Total returns are calculated on net asset value without any sales charge.


(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c) From commencement of class operations as noted through May 31.

(d) From commencement of class operations as noted through April 30.

(e) For the 11 months ending April 30.

(f) For the year ending May 31.


NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."
(2) Imposed only on redemptions within 12 months of purchase.

(3) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class C shares may pay more in dis-tribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.
(4) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each stated period, your expenses might be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND

                  PERFORMANCE INFORMATION AS OF 4/30/97

INCEPTION:
     October 19, 1987
NET ASSETS:

     $449 million
TOTAL RETURN (ANNUALIZED)
-------------------------------------------------------------------------------

                        CLASS A               CLASS A
                  (OFFER PRICE)                  (NAV)              CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
1 year                    2.18%                 4.80%                 4.49%                 4.66%
5 years                   5.14%                 5.68%                 5.34%                 5.65%
Inception                 6.33%                 6.61%                 6.29%                 6.60%

Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and (in the case of Class C) fees between the classes. See Overview of Fund Oper-ating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.

MATURITY (YEARS)

[BAR CHART APPEARS HERE]

Average Maturity 5.5
Average Modified Duration 4.7

CREDIT QUALITY

[PIE CHART APPEARS HERE]

BBB/NR  (39%)
A       (17%)
AA      (5%)
AAA     (39%)

INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Lease Rental            (14%)
General Obligation      (13%)
Transportation          (8%)
Other                   (36%)
Educational Facilities  (10%)
Health Care Facilities  (19%)


                    EXPENSE INFORMATION AS OF 4/30/97

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                         CLASS A CLASS C CLASS R
--------------------------------------------------------------------------------
Sales Charge on Purchases                               2.50%(1)       -       -
Sales Charge on Reinvested Dividends                           -       -       -
Contingent Deferred Sales Charge (CDSC) on Redemptions      -(1)   1%(2)       -

OVERVIEW OF FUND OPERATING EXPENSES (3)
-------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                             CLASS A                         CLASS C                         CLASS R
----------------------------------------------------------------------------------------------------
Management Fees                0.43%                           0.43%                           0.43%
12b-1 Fees                     0.20%                           0.55%                               -
Other Expenses                 0.13%                           0.13%                           0.13%
----------------------------------------------------------------------------------------------------
 Total (Gross)                 0.76%                           1.11%                           0.56%
Waivers/
Reimbursements                     -                               -                               -
----------------------------------------------------------------------------------------------------
 Total (Net)                   0.76%                           1.11%                           0.56%

SUMMARY OF SHAREHOLDER EXPENSES (4)
-------------------------------------------------------------------------------
The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD              CLASS A                         CLASS C                         CLASS R
---------------------------------------------------------------------------------------------------
1 Year                          $33                             $11                              $6
3 Years                         $49                             $35                             $18
5 Years                         $66                             $61                             $31
10 Years                       $117                            $135                             $70

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Deloitte & Touche LLP, the fund's independent auditors. You may find more information about the fund's performance in its annual report. For a free copy of the fund's latest annual and semi-annual re-ports, write to Nuveen or call (800) 621-7227.

CLASS
(INCEPTION                 OPERATING PERFORMANCE      LESS DISTRIBUTIONS
DATE)                      ----------------------  -------------------------
                                              NET
                                         REALIZED
LIMITED TERM++         NET                    AND   DIVIDENDS                    NET    TOTAL
                     ASSET             UNREALIZED   FROM TAX-                  ASSET   RETURN
                     VALUE        NET GAIN (LOSS)  EXEMPT NET  DISTRIBUTIONS   VALUE   ON NET
YEAR ENDING      BEGINNING INVESTMENT        FROM  INVESTMENT   FROM CAPITAL  END OF    ASSET
APRIL 30,        OF PERIOD  INCOME(B) INVESTMENTS      INCOME          GAINS  PERIOD VALUE(A)
----------------------------------------------------------------------------------------------
CLASS A (10/87)
1997(E)             $10.57       $.46       $ .04       $(.46)         $   -  $10.61     4.78%
1996(f)              10.65        .51        (.09)       (.50)             -   10.57     4.03
1995(f)              10.60        .51         .04        (.50)             -   10.65     5.41
1994(f)              10.74        .52        (.13)       (.52)          (.01)  10.60     3.58
1993(f)              10.29        .55         .45        (.55)             -   10.74    10.02
1992(f)              10.04        .60         .26        (.60)          (.01)  10.29     9.04
1991(f)               9.92        .63         .13        (.64)             -   10.04     8.08
1990(f)               9.91        .64         .01        (.64)             -    9.92     6.83
1989(f)               9.88        .62         .02        (.61)             -    9.91     6.81
1988(c)               9.75        .36         .13        (.36)             -    9.88     7.44+
CLASS C (12/95)
1997(E)              10.56        .44         .03        (.43)             -   10.60     4.49
1996(c)              10.76        .22        (.19)       (.23)             -   10.56      .46+
CLASS R (2/97)
1997(D)              10.73        .12        (.13)       (.13)             -   10.59     (.09)
----------------------------------------------------------------------------------------------
CLASS
(INCEPTION                 RATIOS/SUPPLEMENTAL DATA:
DATE)            --------------------------------------------------
                                                 RATIO
                                                OF NET
                                 RATIO OF   INVESTMENT
                                 EXPENSES    INCOME TO
LIMITED TERM++                 TO AVERAGE      AVERAGE
                               NET ASSETS   NET ASSETS
                    NET ASSETS      AFTER        AFTER   PORTFOLIO
YEAR ENDING      END OF PERIOD REIMBURSE-   REIMBURSE-    TURNOVER
APRIL 30,        (IN MILLIONS)    MENT(B)      MENT(B)        RATE
-------------------------------------------------------------------
CLASS A (10/87)
1997(E)                 $425.4        .80%+       4.76%+        29%
1996(f)                  489.2        .79         4.77          39
1995(f)                  569.2        .74         4.88          20
1994(f)                  704.6        .70         4.76          22
1993(f)                  570.5        .70         5.10          20
1992(f)                  284.5        .47         5.88          48
1991(f)                   67.5        .56         6.32         167
1990(f)                   19.0        .70         6.48          38
1989(f)                   13.4        .56         6.28          50
1988(c)                    9.8        .40+        5.85+         67
CLASS C (12/95)
1997(E)                   23.6       1.11+        4.44+         29
1996(c)                   15.4       1.19+        4.17+         39
CLASS R (2/97)
1997(D)                      -        .55+        5.07+         29
--------------------------------------------------------------------------

+ Annualized.

++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship Limited Term.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c) From commencement of class operations as noted through May 31.

(d) From commencement of class operations through April 30.

(e) For the 11 months ending April 30.

(f) For the year ending May 31.

NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."
(2) Imposed only on redemptions within 12 months of purchase.

(3) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.50% to 0.35%. Long-term holders of Class C shares may pay more in dis-tribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.
(4) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each stated period, your expenses might be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

FUND STRATEGIES

INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is con-sistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY
The funds are a suitable investment for tax-conscious investors seeking to:

 . Earn regular monthly tax-free dividends;

 . Preserve investment capital over time;

 . Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

HOW THE FUNDS SELECT INVESTMENTS

TAX-FREE MUNICIPAL BONDS
The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be re-paid from any revenue source; revenue bonds may be repaid only from the reve-nues of a specific facility or source.

The Nuveen Insured Fund primarily purchases insured municipal bonds. See "In-surance" below. Under normal market conditions, the Nuveen Insured Fund will invest at least 65% of its assets in insured municipal bonds.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds purchase only quality municipal bonds that are either rated invest-ment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' in-vestment adviser. Each fund except the Insured Municipal Bond Fund will invest at least 80% of its net assets in investment-grade quality bonds. The Insured Municipal Bond Fund will invest at least 80% of its net assets in insured mu-nicipal bonds or municipal bonds backed by an escrow or trust account that contains sufficient U.S. government-backed securities to assure timely payment of interest and principal.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to re-duce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not identical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some speculative characteristics. Bond ratings represent the opinions of the rat-ings agencies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY
The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects mu-nicipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The ad-viser then monitors each fund's portfolio to assure that municipal bonds pur-chased continue to represent over time, in its opinion, the best values avail-able.

PORTFOLIO MATURITY
Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an in-vestment portfolio with an overall weighted average maturity within a defined range. The Limited-Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. The Intermediate Fund maintains a weighted average portfolio maturity of 5 to 10 years. All of the other three funds described in this pro-spectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

INSURANCE

The Insured Municipal Bond Fund primarily purchases insured municipal bonds. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.


                                      ---

Portfolio insurance policies are effective only so long as the fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master port-folio insurance policies currently include MBIA Insurance Corp., AMBAC Indem-nity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insur-ance Co. The funds' investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's or S&P. Insur-ers are responsible for making their own assessment of the insurability of a municipal bond.

The Insured Municipal Bond Fund can invest up to 20% of its net assets in un-insured municipal bonds that are backed by an escrow containing sufficient U.S. Government or U.S. Government agency securities to ensure timely payment of principal and interest. Such bonds are normally regarded as having the credit characteristics of the underlying U.S. Government-backed securities.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover rela-tively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

DELAYED DELIVERY TRANSACTIONS
Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securities are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obliga-tion to make interest and principal payments. In general, lower rated munici-pal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (durations) or lower ratings generally provide higher current in-come, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios geographically as well as across different industry sectors. The funds should be considered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS
The funds have adopted certain investment limitations (based on total fund as-sets) designed to limit your investment risk and maintain portfolio diversifi-cation. Each fund may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

DEFENSIVE INVESTMENT STRATEGIES
Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market con-ditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strate-gies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES
Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a major-ity of the shareholders of each fund.

                                      ---

INVESTING IN THE FUNDS

HOW TO BUY FUND SHARES

You may open an account with $3,000 per fund share class and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. Purchases through sponsors of fee-based programs meeting certain criteria, as described in the statement of additional information, may be eligible for lower minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER
You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial ad-visers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments con-tinue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can re-fer you to one in your area.

BUYING SHARES BY MAIL
You may also open an account and purchase shares by mail by completing the en-closed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or in-crease minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

HOW TO SELECT A PURCHASE OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your in-vestment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES
You may buy Class A shares at their public offering price on the day of pur-chase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for pro-viding you with ongoing service.

The following Class A sales charges and commissions apply to all funds de-scribed in this prospectus except the Intermediate Fund and Limited Term Funds.

CLASS A SALES CHARGES AND COMMISSIONS

-------------------------------------------------------------------------------------------
                                                                                 AUTHORIZED
                                                                                     DEALER
                                        SALES CHARGE                             COMMISSION
                             -----------------------------------                 ----------
                              AS % OF                                               AS % OF
                               PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
PURCHASE AMOUNT                 PRICE                 INVESTMENT                      PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000             4.20%                      4.38%                      3.70%
    $50,000-100,000              4.00                       4.18                       3.50
   $100,000-250,000              3.50                       3.63                       3.00
   $250,000-500,000              2.50                       2.56                       2.00
 $500,000-1,000,000              2.00                       2.04                       1.50
$1,000,000 and over              -(1)                          -                       -(1)

The following Class A sales charges and commissions apply to the Intermediate
Fund:

CLASS A SALES CHARGES AND COMMISSIONS

-------------------------------------------------------------------------------------------
                                                                                 AUTHORIZED
                                                                                     DEALER
                                         SALES CHARGE                            COMMISSION
                             -----------------------------------                 ----------
                              AS % OF                                               AS % OF
                               PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
PURCHASE AMOUNT                 PRICE                 INVESTMENT                      PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000             3.00%                      3.09%                      2.50%
    $50,000-100,000              2.50                       2.56                       2.00
   $100,000-250,000              2.00                       2.04                       1.50
   $250,000-500,000              1.50                       1.52                       1.25
 $500,000-1,000,000              1.25                       1.27                       1.00
$1,000,000 and over              -(1)                          -                       -(1)


                                      ---

The following Class A sales charges and commissions apply to the Limited Term
Fund:

CLASS A SALES CHARGES AND COMMISSIONS

-------------------------------------------------------------------------------------------
                                                                                 AUTHORIZED
                                                                                     DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                              AS % OF                                               AS % OF
                               PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
PURCHASE AMOUNT                 PRICE                 INVESTMENT                      PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000            2.50%                      2.56%                      2.00%
    $50,000-100,000            2.00                       2.04                       1.60
   $100,000-250,000            1.50                       1.52                       1.20
   $250,000-500,000            1.25                       1.27                       1.00
 $500,000-1,000,000            0.75                       0.76                       0.60
$1,000,000 and over            -(1)                          -                       -(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized deal-ers and may pay them the full applicable sales charge as a commission. In ad-dition, Nuveen may provide support to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen may also make ongoing payments to authorized dealers to facilitate the market-ing and administration of new and existing shareholder accounts, including payments for advertising that features the products and services of both par-ties. The statement of additional information contains further information about these programs. Nuveen pays for these programs at its own expense and not out of fund assets.

OTHER SALES CHARGE DISCOUNTS
Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions

 . Rights of Accumulation

 . Letter of Intent (LOI)

 . Group Purchase

Sales Charge Waivers

 . Nuveen Unit Trust Reinvestment

 . Purchases using Redemptions from Unrelated Funds

 . Fee-Based Programs

 . Bank Trust Departments

 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES
You may buy Class B shares at their public offering price on the day of pur-chase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.75% an-nual distribution fee which compensates Nuveen for paying your financial ad-viser a 4% commission at the time of purchase. The Intermediate Fund and Lim-ited Term Fund do not currently offer B Shares.

Class B shares convert automatically to Class A shares eight years after pur-chase. Class B shares will convert only if the fund is assured that the con-version does not generate tax consequences for investors, based upon the opin-ion of outside counsel or the written assurance of the IRS.

CLASS B CONTINGENT DEFERRED SALES CHARGE
If you redeem Class B shares within six years of purchase, you will be as-sessed a contingent deferred sales charge (CDSC) based upon the following schedule:

The CDSC is calculated on the lower of your purchase price or redemption pro-ceeds.

                                      DURING YEAR
---------------------------------------------------------------------------------------------------------------
             1               2               3               4               5               6              7+
---------------------------------------------------------------------------------------------------------------
CDSC         5%              4%              4%              3%              2%              1%              0%

BUYING CLASS C SHARES
You may buy Class C shares at their public offering price on the day of pur-chase. The price you pay will equal the Class C NAV. There is no initial sales charge, but Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% (0.35% for the Limited Term Fund) annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commis-sion at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be as-sessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge under certain of the programs described under "Other Sales Charge Discounts" above. See the state-ment of additional information for more details. There are no sales charges or ongoing

                                      ---
fees. Class R shares have lower ongoing expenses than Class A shares.

HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER
You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on rec-ord. If you have established electronic funds transfer privileges on your ac-count, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your re-quest by having your redemption proceeds wired directly into your bank ac-count. See "Fund Direct--Electronic Funds Transfer" below.

Nuveen, the transfer agent or the fund will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immedi-ately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL
You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than the ad-dress of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC
When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that rep-resent an increase in the value of your fund account due to capital apprecia-tion, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as de-scribed in the statement of additional information.

ACCOUNT MINIMUMS
From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written no-tice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in an-other Nuveen mutual fund registered for sale in your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase re-

                                      ---
quirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of determining any future CDSC. You may not ex-change Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING
The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the ex-tent required by law.

OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT
Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate sec-tion of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need additional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Be-cause you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost averaging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous in-vestment regardless of fluctuating price levels, you should consider your fi-nancial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

THE POWER OF SYSTEMATIC INVESTING
The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

THE POWER OF SYSTEMATIC INVESTING

[CHART APPEARS HERE]

[PLOT POINTS TO COME]

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to re-ceive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank ac-count (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Ac-count Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares, you may reinvest all or part of your redemption proceeds in shares of the same class up to one year later without incurring any applicable sales charges, and your prior holding period will be reinstat-ed. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of ex-ercising your reinstatement privilege.

                                      ---

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation or the Account Update Form. If you need additional copies of these forms, or would like assistance completing them, contact your financial ad-viser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

In addition, if you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be sent by Federal Reserve wire directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular tele-phone redemption via Fund Direct, the fund may charge you a fee for this expe-dited service.

DIVIDENDS AND TAXES

HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first busi-ness day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares of the same share class unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of the same share class of another Nuveen mu-tual fund. If you wish to do so, complete the appropriate section of the ac-count application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS
Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Because the funds invest in municipal bonds, the regular monthly dividends you receive will be exempt from regular federal income tax. All or a portion of these dividends, however, may be subject to state and local taxes or to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE
If you purchase fund shares shortly before the record date for a taxable divi-dend, this is commonly known as "buying a dividend." The entire dividend you receive may be taxable to you even though a portion of the dividend effec-tively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

REDEEMING SHARES HELD LESS THAN SIX MONTHS
If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about

                                      ---
these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION
In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free in-come is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed mon-ey.

If you are subject to the alternative minimum tax, a portion of your regular monthly dividends may be taxable.

TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal in-vestment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the tax-able equivalent yields for a range of hypothetical tax-free yields and tax rates:

TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                              Tax-Free Yield

TAX RATE         4.00%               4.50%               5.00%                5.50%                6.00%
--------------------------------------------------------------------------------------------------------
28.0%            5.56%               6.25%               6.94%                7.64%                8.33%
31.0%            5.80%               6.52%               7.25%                7.97%                8.70%
36.0%            6.25%               7.03%               7.81%                8.59%                9.37%
39.6%            6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

GENERAL INFORMATION

HOW TO CONTACT NUVEEN

GENERAL INFORMATION
If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS
If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

Nuveen Mutual Funds
c/o Shareholder Services Inc.
P.O. Box 5330
Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are pur-chasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The funds' Board of Trustees oversees the activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisi-tion, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

                                      ---

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to all funds described in this prospectus except the Limited Term Fund:

MANAGEMENT FEES

------------------------------------------------------------------------------
AVERAGE DAILY NET ASSET VALUE                                   MANAGEMENT FEE
------------------------------------------------------------------------------
For the first $125 million                                             0.5000%
For the next $125 million                                              0.4875%
For the next $250 million                                              0.4750%
For the next $500 million                                              0.4625%
For the next $1 billion                                                0.4500%
For assets over $2 billion                                             0.4250%

The following schedule applies to the Limited Term Fund:

MANAGEMENT FEES

------------------------------------------------------------------------------
AVERAGE DAILY NET ASSET VALUE                                   MANAGEMENT FEE
------------------------------------------------------------------------------
For the first $125 million                                             0.4500%
For the next $125 million                                              0.4375%
For the next $250 million                                              0.4250%
For the next $500 million                                              0.4125%
For the next $1 billion                                                0.4000%
For assets over $2 billion                                             0.3750%

For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS
Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfo-lio managers of Nuveen Advisory and meets regularly to review economic condi-tions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the ex-ecution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Thomas C. Spalding is the portfolio manager for the Municipal Bond Fund. Mr. Spalding has managed the fund since 1976 and has been a Vice President of Nuveen Advisory since 1978. Steven J. Krupa is the portfolio manager for the Insured Fund. Mr. Krupa has managed the fund since 1994 and has been a Vice President of Nuveen Advisory since 1990. Richard Huber is the portfolio man-ager for the All-American Fund and the Limited-Term Fund. Mr. Huber has man-aged the funds since 1995 and since 1995, had been a Vice President of Flag-ship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Paul Brennan is the portfolio manager for the Intermediate Fund. Mr. Brennan has managed or co-managed the fund since September 1995 and since 1991 had been an employee of Flagship Fi-nancial Inc., the funds' prior investment adviser, until becoming an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997.

THE DISTRIBUTOR
John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding. The plan also authorizes each fund (excluding the Intermediate Municipal Bond Fund and Lim-ited Term Municipal Bond Fund which do not currently offer Class B shares) to pay Nuveen an annual 0.75% distribution fee on the average daily net assets of Class B shares outstanding. The plan also authorizes each fund to pay Nuveen an annual 0.55% (0.35% for the Limited Term Municipal Bond Fund) distribution fee on the average daily net assets of Class C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribu-tion fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT
Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder ac-counts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, cur-rently serves as transfer agent for the Municipal Bond Fund and the Insured Municipal Bond Fund. Boston Financial, P.O. Box 8509, Boston, MA, 02266-8509, currently serves as transfer agent for the All-American Fund, the Intermediate Fund, and the Limited Term Fund. The funds intend to consolidate transfer agent activities with a single firm in the future.

HOW THE FUNDS REPORT PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar in-vestment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publi-cations. See the statement of additional information for a more detailed dis-cussion. You may

                                      ---
find more information about each fund's performance in its annual report. Call Nuveen at (800) 621-7227 for a free copy.

HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, sub-tracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for mu-nicipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears dif-ferent sales charges and service fees. B shares convert to A shares after 8 years.

Class C shares of the Municipal Bond Fund and the Insured Municipal Bond Fund purchased before February 1, 1997 convert to A shares six years after pur-chase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

                                      ---

                         Nuveen Family of Mutual Funds

           Nuveen offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           MUNICIPAL BOND FUNDS

           National Funds
           Long-term

           Insured Long-term

           Intermediate-term

           Limited-term

           [Map Appears Here]

           State Funds

           Alabama             Kentucky/3/            New York/1/

           Arizona             Louisiana              North Carolina

           California/1/       Maryland               Ohio

           Colorado            Massachusetts/1/       Pennsylvania

           Connecticut         Michigan               South Carolina

           Florida/2/          Missouri               Tennessee

           Georgia             New Jersey/2/          Virginia

           Kansas              New Mexico             Wisconsin



           1. Long-term, insured long-term, intermediate-term and limited-term portfolios.

           2. Long-term and insured long-term portfolios.

           3. Long-term and intermediate-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 621-7227
www.nuveen.com

                                                            AUGUST 27, 1997

NUVEEN FLAGSHIP MUNICIPAL TRUST

NUVEEN MUNICIPAL BOND FUND

NUVEEN INSURED MUNICIPAL BOND FUND

NUVEEN FLAGSHIP ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN FLAGSHIP INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN FLAGSHIP LIMITED TERM MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Municipal Trust dated August 27, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 621-7227.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-12
Investment Adviser and Investment Management Agreement..................... S-19
Portfolio Transactions..................................................... S-20
Net Asset Value............................................................ S-21
Tax Matters................................................................ S-21
Performance Information.................................................... S-24
Additional Information on the Purchase and Redemption of Fund Shares....... S-30
Distribution and Service Plan.............................................. S-34
Independent Public Accountants and Custodian............................... S-35
Financial Statements....................................................... S-35
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government or to the investment of 25% of such Fund's assets.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Municipal Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has five series: the Nuveen Municipal Bond Fund (originally incorporated in Maryland on October 8, 1976 and reorganized as a Massachusetts business trust on June 12, 1995); the Nuveen Insured Municipal Bond Fund (formerly a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14,
1986); the Nuveen Flagship All-American Municipal Bond Fund (formerly the Flagship All-American Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Intermediate Municipal Bond Fund (formerly the Flagship Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Limited Term Municipal Bond Fund (formerly the Flagship Limited Term Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

PORTFOLIO SECURITIES

  As described in the Prospectus, each Fund invests primarily in a diversified portfolio of Municipal Obligations issued within the 50 states and certain U.S. possessions and territories. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

INSURANCE

  Each insured Municipal Obligation held by the Nuveen Insured Municipal Bond Fund will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Fund ("Portfolio Insurance"). The Fund currently maintains a policy of Portfolio Insurance with MBIA Insurance Corporation, AMBAC Indemnity Corporation, Financial Security Assurance, Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Fund may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Fund will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Fund currently intends to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of the Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

  The Fund's policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down-grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time the Fund purchases securities.

  In addition to insured Municipal Obligations, the Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been
(1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of the Fund's assets.

  Each insured Municipal Obligation in which the Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable the Fund to enhance the value of such Municipal Obligation. The Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by the Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund.

  If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that the Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by the Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as the Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide a Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

  The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  The Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. To the extent that the Fund holds such defaulted securities, it may be limited in its ability to manage its investment portfolio and to purchase other Municipal Obligations. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

  Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on the Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by the Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Fund were not covered by policies of Portfolio Insurance during the year ended February 29, 1996, premium expenses as a percentage of the value of Municipal Obligations held by the Fund for such period were .00%.

  Set forth below is information about the various municipal bond insurers with whom the Nuveen Insured Municipal Bond Fund currently maintains policies of Portfolio Insurance.

  AMBAC INDEMNITY CORPORATION ("AMBAC INDEMNITY")

  AMBAC Indemnity is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,642,000,000 (unaudited) and statutory capital of approximately $1,509,000,000 (unaudited) as of March 31, 1997. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly-owned subsidiary of AMBAC, Inc., a 100% publicly-held company. Moody's, S&P and Fitch Investors Service, L.P., each have assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

  AMBAC Indemnity has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by AMBAC Indemnity will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC Indemnity under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the bonds.

  Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

  FINANCIAL SECURITY ASSURANCE INC. ("FINANCIAL SECURITY")

  Financial Security is a monoline insurance company incorporated under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprise Holdings, Inc., U.S. West Capital Corporation and the Tokio Marine and Fire Insurance Co., Ltd. No shareholder is obligated to pay any debts of or any claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1997, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $691,321,000 (unaudited) and $417,390,000 (unaudited), the total shareholders' equity and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $824,939,000 (unaudited) and $361,589,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York 10022, Attention:
Communications Department. Financial Security's telephone number is (212) 826-0100.

  MBIA INSURANCE CORPORATION ("MBIA")

  The Insurer is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against the Insurer. The Insurer is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The Insurer has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the Insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

  As of December 31, 1996 the Insurer had admitted assets of $4.4 billion (audited), total liabilities of $3.0 billion (audited), and total capital and surplus of $1.4 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 1997, the Insurer had admitted assets of $4.5 billion (unaudited), total liabilities of $3.0 billion (unaudited), and total capital and surplus of $1.5 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

  Furthermore, copies of the Insurer's year end financial statements prepared in accordance with statutory accounting practices are available without charge from the Insurer. A copy of the Annual Report on Form 10-K of MBIA Inc. is available from the Insurer or the Securities and Exchange Commission. The address of the Insurer is 113 King Street, Armonk, New York 10504. The telephone number of the Insurer is (914) 273-4545.

  The Insurer's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the issuer to the applicable paying agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by the Insurer's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

  The Insurer's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. The Insurer's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender thereof; or
(iv) any Preference relating to (i) through (iii) above. The Insurer's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of any paying agent for the Municipal Obligations.

  With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, the Insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

  When the Insurer receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, the Insurer on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by the Insurer, and appropriate instruments to effect the appointment of the Insurer as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

  FINANCIAL GUARANTY INSURANCE COMPANY ("FINANCIAL GUARANTY")

  The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

  Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

  Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

  In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

  Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Funds. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 1997, the total capital and surplus of Financial Guaranty was approximately $1,123,724,061. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention:
Communications Department (telephone number :
(212) 312-3000) or to the New York State Insurance Department at 160 West Broadway, 18th Floor, New York, New York 10013, Attention: Property Companies Bureau (telephone number: (212) 602-0389).

  The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Board of Trustees of the Fund.

  The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

  S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by AMBAC Indemnity, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by AMBAC Indemnity, Financial Security, MBIA or Financial Guaranty.

  S&P's ratings of AMBAC Indemnity, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

  The portfolio turnover rates for the Funds, for the 1996 fiscal year-end of each Fund as a series of its predecessor entity (described above), and for the 1997 fiscal year-end, as indicated, were

                                                                      FISCAL
                                                                       YEAR
                                                                     ---------
                                                                     1996 1997
                                                                     ---- ----
      Nuveen Municipal Bond Fund.................................... 17%  12%*
      Nuveen Insured Municipal Bond Fund............................ 27%  35%*
      Nuveen Flagship All-American Municipal Bond Fund.............. 79%  39%**
      Nuveen Flagship Intermediate Municipal Bond Fund.............. 81%  26%**
      Nuveen Flagship Limited Term Municipal Bond Fund.............. 39%  29%**

--------
* For the fiscal year ended February 28, 1997. For the period March 1, 1997 to April 30, 1997, the portfolio turnover rate for the Nuveen Municipal Bond Fund was 2% and the rate for the Nuveen Insured Municipal Bond Fund was 12%.
** For the eleven months ended April 30, 1997.

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                              POSITIONS
                             AND OFFICES                 PRINCIPAL OCCUPATIONS
NAME AND ADDRESS        AGE  WITH TRUST                  DURING PAST FIVE YEARS
----------------        ---  -----------                 ----------------------
Timothy R.              48  Chairman and  Chairman since July 1, 1996 of The John Nuveen
 Schwertfeger*               Trustee       Company, John Nuveen & Co. Incorporated, Nuveen
 333 West Wacker                           Advisory Corp. and Nuveen Institutional Advisory
 Drive                                     Corp.; prior thereto Executive Vice President and
 Chicago, IL 60606                         Director of The John Nuveen Company (since March
                                           1992), John Nuveen & Co. Incorporated, Nuveen
                                           Advisory Corp. (since October 1992) and Nuveen
                                           Institutional Advisory Corp. (since October 1992).
Anthony T. Dean*        52  President and President since July 1, 1996 of The John Nuveen
 333 West Wacker Drive       Trustee       Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                         Advisory Corp. and Nuveen Institutional Advisory
                                           Corp.; prior thereto, Executive Vice President and
                                           Director of The John Nuveen Company (since March
                                           1992), John Nuveen & Co. Incorporated, Nuveen
                                           Advisory Corp. (since October 1992) and Nuveen
                                           Institutional Advisory Corp. (since October 1992).

                               POSITIONS
                              AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS        AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------        ---   -----------                   ----------------------
Robert P. Bremner       56   Trustee         Private Investor and Management Consultant.
 3725 Huntington
 Street, N.W.
 Washington, D.C. 20015
Lawrence H. Brown       63   Trustee         Retired (August 1989) as Senior Vice President of
 201 Michigan Avenue                          The Northern Trust Company.
 Highwood, IL 60040
Anne E. Impellizzeri    64   Trustee         President and Chief Executive Officer of Blanton-
 3 West 29th Street                           Peale Institute of Religion and Health.
 New York, NY 10001
Peter R. Sawers         64   Trustee         Adjunct Professor of Business and Economics,
 22 The Landmark                              University of Dubuque, Iowa; Adjunct Professor,
 Northfield, IL 60093                         Lake Forest Graduate School of Management, Lake
                                              Forest, Illinois; Chartered Financial Analyst;
                                              Certified Management Consultant.
William J. Schneider    52   Trustee         Senior Partner, Miller-Valentine Partners, Vice
 4000 Miller-Valentine                        President, Miller-Valentine Group.
 Ct.
 P.O. Box 744
 Dayton, OH 45401
Judith M. Stockdale     49   Trustee         Executive Director, Gaylord and Dorothy Donnelley
 35 East Wacker Drive                         Foundation (since 1994); prior thereto, Executive
 Chicago, IL 60601                            Director, Great Lakes Protection Fund (from 1990
                                              to 1994).
Bruce P. Bedford        57   Executive       Executive Vice President of John Nuveen & Co.,
 333 West Wacker Drive       Vice President   Nuveen Advisory Corp. and Nuveen Institutional
 Chicago, IL 60606                            Advisory Corp. (since January 1997); prior
                                              thereto, Chairman and CEO of Flagship Resources
                                              Inc. and Flagship Financial Inc. and the Flagship
                                              funds (since January 1986).
Michael S. Davern       40   Vice President  Vice President of Nuveen Advisory Corp. (since
 One South Main Street                        January 1997); prior thereto, Vice President and
 Dayton, OH 45402                             Portfolio Manager (since September 1991) of
                                              Flagship Financial.
William M. Fitzgerald   33   Vice President  Vice President of Nuveen Advisory Corp. (since
 333 West Wacker Drive                        December 1995); Assistant Vice President of Nuveen
 Chicago, IL 60606                            Advisory Corp. (from September 1992 to December
                                              1995), prior thereto Assistant Portfolio Manager
                                              of Nuveen Advisory Corp. (from June 1988 to
                                              September 1992).
Kathleen M. Flanagan    50   Vice President  Vice President of John Nuveen & Co. Incorporated,
 333 West Wacker Drive                        Vice President (since June 1996) of Nuveen
 Chicago, IL 60606                            Advisory Corp. and Nuveen Institutional Advisory
                                              Corp.
J. Thomas Futrell       42   Vice President  Vice President of Nuveen Advisory Corp.
 333 West Wacker Drive
 Chicago, IL 60606
Richard A. Huber        34   Vice President  Vice President of Nuveen Advisory Corp. (since
 One South Main Street                        January 1997); prior thereto, Vice President and
 Dayton, OH 45402                             Portfolio Manager (since August 1985) of Flagship
                                              Financial.
Steven J. Krupa         39   Vice President  Vice President of Nuveen Advisory Corp.
 333 West Wacker Drive
 Chicago, IL 60606
Anna R. Kucinskis       51   Vice President  Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, IL 60606

                         POSITIONS
                        AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------  ---   -----------                   ----------------------
Larry W.          46   Vice President  Vice President (since September 1992), and
 Martin                                 Assistant Secretary and Assistant General Counsel
 333 West                               of John Nuveen & Co. Incorporated; Vice President
 Wacker                                 (since May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago, IL                            and Assistant Secretary (since January 1992) of
 60606                                  Nuveen Institutional Advisory Corp.; Assistant
                                        Secretary of The John Nuveen Company (since
                                        February 1993).
Edward F.         32   Vice President  Vice President (since September 1996), previously
 Neild, IV                              Assistant Vice President (since December 1993) of
 One South                              Nuveen Advisory Corp., portfolio manager prior
 Main Street                            thereto (since January 1992); Vice President
 Dayton, OH                             (since September 1996), previously Assistant Vice
 45402                                  President (since May 1995) of Nuveen Institutional
                                        Advisory Corp., portfolio manager prior thereto.
Walter K.         48   Vice President  Vice President of Nuveen Advisory Corp. (since
 Parker                                 January 1997); prior thereto, Vice President and
 One South                              Portfolio Manager (since July 1994) of Flagship
 Main Street                            Financial; Portfolio Manager and CIO Trust
 Dayton, OH                             Investor (between 1983 and June 1994) for PNC
 45402                                  Bank.
O. Walter         58   Vice President  Vice President and Controller of The John Nuveen
 Renfftlen                              Company (since March 1992), John Nuveen & Co.
 333 West                               Incorporated, Nuveen Advisory Corp. and Nuveen
 Wacker                                 Institutional Advisory Corp.
 Drive
 Chicago, IL
 60606
Thomas C.         45   Vice President  Vice President of Nuveen Advisory Corp. and Nuveen
 Spalding,                              Institutional Advisory Corp.; Chartered Financial
 Jr.                                    Analyst.
 333 West
 Wacker
 Drive
 Chicago, IL
 60606
H. William        63   Vice President  Vice President and Treasurer of The John Nuveen
 Stabenow                               Company (since March 1992), John Nuveen & Co.
 333 West                               Incorporated, Nuveen Advisory Corp. and Nuveen
 Wacker                                 Institutional Advisory Corp. (since January 1992).
 Drive
 Chicago, IL
 60606
Jan E.            41   Vice President  Vice President of Nuveen Advisory Corp. (since
 Terbrueggen                            January 1997); prior thereto, Vice President and
 One South                              Portfolio Manager (since January 1992) of Flagship
 Main Street                            Financial.
 Dayton, OH
 45402
Gifford R.        40   Vice President  Vice President (since September 1992), Assistant
 Zimmerman             and Assistant    Secretary and Assistant General Counsel of John
 333 West              Secretary        Nuveen & Co. Incorporated; Vice President (since
 Wacker                                 May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago, IL                            and Assistant Secretary (since January 1992) of
 60606                                  Nuveen Institutional Advisory Corp.

  Anthony Dean, Peter Sawers, and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are directors or trustees, as the case may be, of 42 Nuveen open-end funds and 52 Nuveen closed-end funds advised by Nuveen Advisory Corp.

  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended April 30, 1997. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $ 5,127(1)      $25,333(1)
      Lawrence H. Brown........................     $ 9,364         $74,750
      Anne E. Impellizzeri.....................     $ 9,364         $74,750
      Margaret K. Rosenheim....................     $11,963(2)      $84,714(3)
      Peter R. Sawers..........................     $ 9,364         $74,750
      William J. Schneider.....................     $ 5,327(1)      $26,333(1)
      Judith M. Stockdale......................     $     0(4)      $     0(4)

--------
(1) Includes compensation received as a trustee of the Flagship Funds, for the period June 1, 1996 to January 1, 1997.
(2) Includes $465 in interest accrued on deferred compensation from prior years; former Trustee, retired July 1997.
(3) Includes $1,964 in interest accrued on deferred compensation from prior years.
(4) Elected to the Board in July 1997.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of August 13, 1997, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                         NAME AND ADDRESS OF         PERCENTAGE
      NAME OF FUND AND CLASS             OWNER                      OF OWNERSHIP
      ----------------------             -------------------        ------------
      Nuveen Municipal Bond Fund
       Class B Shares..................  Smith Barney Inc.             10.35%
                                         D015DR81311
                                         388 Greenwich Street
                                         New York, New York 10015
                                         BHC Securities, Inc.           7.13
                                         FAO 70875400
                                         Attn: Mutual Funds Dept
                                         One Commerce Square
                                         2005 Market Street Suite
                                         1200
                                         Philadelphia, PA 19103
                                         Joseph Robinson &              6.99
                                         Esther Robinson
                                         JT TEN WROS NOT TC
                                         47 Pierce St
                                         Kingston, PA 18704-4632
                                         Dolores J. Corby               6.49
                                         1532 NE 96th St
                                         Seattle, WA 98115-2540
                                         PaineWebber for the            6.02
                                         Benefit of
                                         Carl C. Chaffee
                                         3843 S. Nevia St.
                                         Denver, CO 80237-1636
                                         NFSC FEBO OBV-71031B           5.25
                                         Gregory J. Lyons
                                         P.O. Box 161
                                         East Earl, PA 17519
      Nuveen Municipal Bond Fund
       Class C Shares..................  Oppenheimer & Co., Inc.        5.75%
                                         FBO 020-38275-14
                                         P.O. Box 3484
                                         Church Street Station
                                         New York, NY 10008-8484
                                         PaineWebber for the            5.69
                                         Benefit of
                                         Irene Ruth Kroske Soule
                                         771 Via Milano Circle
                                         Apopka, FL 32712-3187
      Nuveen Insured Municipal Bond
       Fund Class A Shares.............  NYSC FEBO 08Y-055 646          5.53%
                                         Jack H. Martinelli
                                         Harriet R. Martinelli
                                         TTEE
                                         Martinelli Family Trust
                                         U/A 3/27/92 - 748 Pico
                                         Ave
                                         San Mateo, CA 94403

                                                                           PERCENTAGE
      NAME OF FUND AND CLASS             NAME AND ADDRESS OF OWNER        OF OWNERSHIP
      ----------------------             -------------------------        ------------
      Nuveen Insured Municipal Bond
       Fund Class B Shares.............  MLPF&S for the Benefit of its       32.14%
                                         Customers
                                         Attn: Fund Admn
                                         4800 Deer Lake Dr E FL 5
                                         Jacksonville, FL 32246-6484
                                         FUBS & Co. FEBO                      9.75
                                         Marjorie B. Guy Trustee
                                         FBO Marjorie B. Guy Trust
                                         UTD 5/28/97
                                         5004 Dickers Ave
                                         Tampa, FL 33629
                                         US Clearing Corp                     9.69
                                         FBO 953-15168-14
                                         26 Broadway
                                         New York, NY 10006-179B
                                         Ruth Martin                          8.54
                                         9240 Lehigh Ave
                                         Morton Grove, IL 60053-2310
                                         Waverly G. Spears Cons               7.03
                                         EST Charles Nolan Anderson Jr.
                                         U/O DTD Oct 28 92
                                         110 Sherwood Dr
                                         Jackson, AL 36545-2135
                                         Riley & Hill                         6.85
                                         Uson Rural Development
                                         TEN COM
                                         PO Box 428
                                         Ontario, OR 97914-0428
      Nuveen Insured Municipal Bond
       Fund Class C Shares.............  NFSC FEBO DC8-368148                 5.83%
                                         Florence B. Freer
                                         196 Apache Lane
                                         Stratford, CT 06497
                                         Oregon Waste Technology Inc.         5.46
                                         P.O. Box 4008
                                         Brookings, OR 97415-0081
      Nuveen Flagship All-American
       Municipal Bond Fund Class A       Merrill Lynch, Pierce, Fenner       39.32%
       Shares..........................   & Smith for the sole benefit
                                          of its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class B       Merrill Lynch, Pierce, Fenner       29.65%
       Shares..........................   & Smith for the sole benefit
                                          of its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-6484
                                         Marianne Zinga                      10.99
                                          Susan M. Zinga JTTEN
                                         3 West Noyes
                                         Arlington Heights, IL
                                         60005-3745

                                                                         PERCENTAGE
      NAME OF FUND AND CLASS             NAME AND ADDRESS OF OWNER      OF OWNERSHIP
      ----------------------             -------------------------      ------------
                                         Prudential Securities Inc. FBO     7.60%
                                         Mrs. Eleanor T. Flaherty
                                         10851 Gulfshore Dr. Apt. 401
                                         Naples, FL 34108-3026
                                         Prudential Securities Inc. FBO     8.86
                                         Alice G. DeAngelo
                                         2500 Virginia Ave. NW
                                         Washington, D.C. 20037-1901
                                         Prudential Securities Inc. FBO     5.98
                                         Hilda A. Hoffman TTER
                                          August A. Hoffman
                                          & Hilda A. Hoffman JT
                                          DBCL Tr UA Dtd 09/29/92
                                         Tequesta, FL 33469
      Nuveen Flagship All-American
       Municipal Bond Fund Class C       Merrill Lynch, Pierce, Fenner     63.83%
       Shares..........................   & Smith for the sole benefit
                                          of its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-6484
      Nuveen Flagship All-American
       Municipal Bond Fund Class R       Bruce P. Bedford                  91.38%
       Shares..........................  1761 Buttonbush Circle
                                         Palm City, FL 34990-8093
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class A       Merrill Lynch, Pierce, Fenner     31.27%
       Shares..........................   & Smith for the sole benefit
                                          of its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-6484
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class C       Merrill Lynch, Pierce, Fenner     69.10%
       Shares..........................   & Smith for the sole benefit
                                          of its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-6484
      Nuveen Flagship Intermediate
       Municipal Bond Fund Class R       Patricia G. Diemer TR             77.48%
       Shares..........................  U/A Jul 26 89
                                         Patricia G. Diemer Trust
                                         950 Hawthorne Ln
                                         Northbrook, IL 60062-3417
                                         Mary P. Madden                     9.97
                                         James R. Madden JT TEN
                                         5090 Jameswood Circle
                                         Kettering, OH 45429-5415
                                         R. G. Van Moppes TTER              9.36
                                         U/A Dtd Feb 4 85
                                         Russell G. Van Moppes
                                         Living Trust
                                         P.O. Box 97308
                                         Bellevue, WA 98009-9308

                                                                        PERCENTAGE
      NAME OF FUND AND CLASS             NAME AND ADDRESS OF OWNER     OF OWNERSHIP
      ----------------------             -------------------------     ------------
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class A       Merrill Lynch, Pierce, Fenner    29.86%
       Shares..........................   & Smith for the sole benefit
                                          of its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-6484
      Nuveen Flagship Limited Term
       Municipal Bond Fund Class C       Merrill Lynch, Pierce, Fenner    58.34%
       Shares..........................   & Smith for the sole benefit
                                          of its Customers
                                         Attn: Fund Administration
                                         4800 Deer Lake Dr E FL 3
                                         Jacksonville, FL 32246-6484
      Nuveen Flagship Limited Term
       Municipal                         R. G. Van Moppes TTER U/A        51.54%
       Bond Fund Class R Shares........   Dtd Feb 4 85
                                         Russell G Van Moppes
                                         Living Trust
                                         P.O. Box 97308
                                         Bellevue, WA 98009-9308
                                         Karen M. Bergan                  26.38
                                         2109 Northwestern Ave.
                                         Ames, IA 50010-4524
                                         J.C. Bradford & Co. CUST         16.01
                                          FBO Jeffery L. Cooper
                                         330 Commerce St.
                                         Nashville, TN 37201-1805
                                         Catherine C. Smith                5.06
                                         James C. Smith JT TEN
                                         4 Morning View Dr.
                                         Newport Coasts, CA
                                         92657-1500

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds except the Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5000 of 1%
For the next $125 million........................................  .4875 of 1%
For the next $250 million........................................  .4750 of 1%
For the next $500 million........................................  .4625 of 1%
For the next $1 billion..........................................  .4500 of 1%
For assets over $2 billion.......................................  .4250 of 1%

  The Limited Term Fund has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE                                     MANAGEMENT FEE
-----------------------------                                     --------------
For the first $125 million.......................................  .4500 of 1%
For the next $125 million........................................  .4375 of 1%
For the next $250 million........................................  .4250 of 1%
For the next $500 million........................................  .4125 of 1%
For the next $1 billion..........................................  .4000 of 1%
For assets over $2 billion.......................................  .3750 of 1%

  Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) from exceeding 0.75% of the Nuveen Municipal Bond Fund's average daily net assets, and 0.975% of the Nuveen Insured Municipal Bond Fund's average daily net assets.

  For the All-American, Intermediate, and Limited Term Funds, Nuveen Advisory has committed through at least 1998 to continue Flagship's general dividend-setting practices.

  For the last three fiscal years, the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund paid net management fees to Nuveen Advisory as follows:

                           MANAGEMENT FEES NET OF EXPENSE   FEE WAIVERS AND EXPENSE
                            REIMBURSEMENT PAID TO NUVEEN         REIMBURSEMENTS
                             ADVISORY FOR THE YEAR ENDED       FOR THE YEAR ENDED
                          --------------------------------- ------------------------
                            2/28/95    2/29/96    2/28/97*  2/28/95 2/29/96 2/28/97*
                          ----------- ---------- ---------- ------- ------- --------
Nuveen Municipal Bond
 Fund...................  $11,932,164 12,797,372 12,969,912      0   4,313      0
Nuveen Insured Municipal
 Bond Fund..............    3,439,021  3,756,793  3,795,515 10,570   1,303      0

--------
   * For the period March 1, 1997 to April 30, 1997, the management fees were $2,148,330 and $631,735, respectively, and the fee waivers were $0 for both funds.

  For the last three fiscal years, the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund, and the Nuveen Flagship Limited Term Municipal Bond Fund paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, and beginning on 2/1/97, to Nuveen Advisory, as follows:

                         MANAGEMENT FEES NET OF EXPENSE FEE WAIVERS AND EXPENSE
                         REIMBURSEMENT PAID TO FLAGSHIP      REIMBURSEMENTS
                          FINANCIAL FOR THE YEAR ENDED     FOR THE YEAR ENDED
                         ------------------------------ ------------------------
                          5/31/95    5/31/96  4/30/97*  5/31/95 5/31/96 4/30/97*
                         ---------- --------- --------- ------- ------- --------
All American Fund....... $  420,954   644,844   948,683 632,023 588,351 269,587
Intermediate Fund.......          0         0       781 187,583 269,930 216,714
Limited Term Fund.......  1,369,218 1,259,810 1,406,439 458,100 332,579  75,003

--------
   * For the eleven month period ended 4/30/97.

  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $36 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than

30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                            Yield=2[(a-b +1)/6/ -1]
                                     cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.2% (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond
Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated federal income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated federal income tax rate and (2) the yields for the 30-day period quoted in the right hand column.

                                                    AS OF APRIL 30, 1997
                                              --------------------------------
                                                     FEDERAL      TAXABLE
                                              YIELD TAX RATE* EQUIVALENT YIELD
                                              ----- --------- ----------------
      Nuveen Municipal Bond Fund
        Class A Shares....................... 4.69%   39.6%        7.76%
        Class B Shares....................... 4.14%   39.6%        6.85%
        Class C Shares....................... 4.34%   39.6%        7.19%
        Class R Shares....................... 5.09%   39.6%        8.43%
      Nuveen Insured Municipal Bond Fund
        Class A Shares....................... 4.57%   39.6%        7.57%
        Class B Shares....................... 4.02%   39.6%        6.66%
        Class C Shares....................... 4.23%   39.6%        7.00%
        Class R Shares....................... 4.97%   39.6%        8.23%
      Nuveen Flagship All-American Municipal
       Bond Fund
        Class A Shares....................... 5.15%   39.6%        8.53%
        Class B Shares....................... 4.63%   39.6%        7.67%
        Class C Shares....................... 4.83%   39.6%        8.00%
        Class R Shares....................... 5.58%   39.6%        9.24%
      Nuveen Flagship Intermediate Municipal
       Bond Fund
        Class A Shares....................... 4.88%   39.6%        8.08%
        Class C Shares....................... 4.48%   39.6%        7.42%
        Class R Shares....................... 5.24%   39.6%        8.68%
      Nuveen Flagship Limited Term Municipal
       Bond Fund
        Class A Shares....................... 4.31%   39.6%        7.14%
        Class C Shares....................... 4.08%   39.6%        6.75%
        Class R Shares....................... 4.63%   39.6%        7.67%

--------
*These rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.2% for the Municipal Bond Fund, the Insured Municipal Bond Fund, and the All-American Fund; the maximum sales charge for Class A Shares of 3.0% for the Intermediate Municipal Bond Fund; and the maximum sales charge for Class A Shares of 2.5% for the Limited Term Municipal Bond Fund, were as follows:

                                                        APRIL 30, 1997
                                                      DISTRIBUTION RATES
                                                -------------------------------
                                                CLASS A CLASS B CLASS C CLASS R
                                                ------- ------- ------- -------
      Nuveen Municipal Bond Fund...............  4.91%   4.39%   4.60%   5.31%
      Nuveen Insured Municipal Bond Fund.......  4.96%   4.44%   4.60%   5.37%
      Nuveen Flagship All-American Municipal
       Bond Fund...............................  5.26%   4.73%   4.95%   5.69%
      Nuveen Flagship Intermediate Municipal
       Bond Fund...............................  4.76%     N/A   4.36%   5.12%
      Nuveen Flagship Limited Term Municipal
       Bond Fund...............................  4.58%     N/A   4.39%   4.91%

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
      Nuveen Municipal Bond Fund
        Class A Shares.......................................      June 13, 1995
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................      June 13, 1995
        Class R Shares.......................................  November 29, 1976
      Nuveen Insured Municipal Bond Fund
        Class A Shares.......................................  September 6, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................  September 6, 1994
        Class R Shares.......................................  December 10, 1986
      Nuveen Flagship All-American Municipal Bond Fund
        Class A Shares.......................................    October 3, 1988
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................       June 2, 1993
        Class R Shares.......................................   February 1, 1997
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares....................................... September 15, 1992
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997
      Nuveen Flagship Limited Term Municipal Bond Fund
        Class A Shares.......................................   October 19, 1987
        Class C Shares.......................................   December 1, 1995
        Class R Shares.......................................   February 1, 1997

  The Nuveen Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year and ten-year periods ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                                 ANNUAL TOTAL RETURN
                                       ---------------------------------------
                                                                       FROM
                                       ONE YEAR            TEN YEARS INCEPTION
                                        ENDED   FIVE YEARS   ENDED    THROUGH
                                       APR. 30, ENDED APR. APR. 30,  APR. 30,
                                         1997    30, 1997    1997      1997
                                       -------- ---------- --------- ---------
      Nuveen Municipal Bond Fund
        Class A Shares................   2.38%     5.35%     7.07%     6.71%
        Class B Shares................   2.36%     5.41%     6.93%     6.65%
        Class C Shares................   6.16%     5.49%     6.74%     6.15%
        Class R Shares................   7.25%     6.55%     7.81%     7.21%

  The Nuveen Insured Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B shares, for the one-year, five-year, and ten-year periods ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                               ANNUAL TOTAL RETURN
                                     ----------------------------------------
                                                                      FROM
                                     ONE YEAR  FIVE YEARS TEN YEARS INCEPTION
                                       ENDED     ENDED      ENDED    THROUGH
                                     APRIL 30, APRIL 30,  APRIL 30, APRIL 30,
                                       1997       1997      1997      1997
                                     --------- ---------- --------- ---------
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares..............   1.66%     6.02%      7.62%     6.96%
        Class B Shares..............   1.57%     6.00%      7.45%     6.82%
        Class C Shares..............   5.49%     6.04%      7.23%     6.55%
        Class R Shares..............   6.46%     7.14%      8.32%     7.65%

  The Nuveen Flagship All-American Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A shares, and applicable CDSC for Class B shares, for one-year and five-year periods ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                                     ANNUAL TOTAL RETURN
                                                -----------------------------
                                                                      FROM
                                                ONE YEAR FIVE YEARS INCEPTION
                                                 ENDED     ENDED     THROUGH
                                                 APRIL   APRIL 30,  APRIL 30,
                                                30, 1997    1997      1997
                                                -------- ---------- ---------
      Nuveen Flagship All-American Municipal
       Bond Fund
        Class A Shares.........................  3.68%     6.96%      8.05%
        Class B Shares.........................  3.68%     7.15%      8.04%
        Class C Shares.........................  7.64%     7.28%      7.99%
        Class R Shares.........................  8.38%     7.91%      8.61%

  The Nuveen Flagship Intermediate Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares for the one-year period ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                                            ANNUAL TOTAL RETURN
                                                            -------------------
                                                                        FROM
                                                            ONE YEAR  INCEPTION
                                                              ENDED    THROUGH
                                                            APRIL 30, APRIL 30,
                                                              1997      1997
                                                            --------- ---------
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares.....................................   3.48%     6.18%
        Class C Shares.....................................   5.99%     6.29%
        Class R Shares.....................................   6.53%     6.85%

  The Nuveen Flagship Limited Term Municipal Bond Fund's average annual return figures, including the effect of the maximum sales charge for Class A Shares for the one-year and five-year periods ended April 30, 1997, and for the period from inception through April 30, 1997, respectively, were as follows:

                                                     ANNUAL TOTAL RETURN
                                                -----------------------------
                                                                      FROM
                                                ONE YEAR FIVE YEARS INCEPTION
                                                 ENDED     ENDED     THROUGH
                                                 APRIL   APRIL 30,  APRIL 30,
                                                30, 1997    1997      1997
                                                -------- ---------- ---------
      Nuveen Flagship Limited-Term Municipal
       Bond Fund
        Class A Shares.........................  2.18%     5.14%      6.33%
        Class C Shares.........................  4.49%     5.34%      6.29%
        Class R Shares.........................  4.66%     5.65%      6.60%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The Nuveen Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten year periods ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                              CUMULATIVE TOTAL RETURN
                                      ----------------------------------------
                                                                       FROM
                                      ONE YEAR  FIVE YEARS TEN YEARS INCEPTION
                                        ENDED     ENDED      ENDED    THROUGH
                                      APRIL 30, APRIL 30,  APRIL 30, APRIL 30,
                                        1997       1997      1997      1997
                                      --------- ---------- --------- ---------
      Nuveen Municipal Bond Fund
        Class A Shares...............   2.38%     29.77%     97.99%   276.63%
        Class B Shares...............   2.36%     30.14%     95.39%   271.99%
        Class C Shares...............   6.16%     30.64%     91.98%   237.86%
        Class R Shares...............   7.25%     37.33%    112.08%   314.01%

  The Nuveen Insured Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                             CUMULATIVE TOTAL RETURN
                                     ----------------------------------------
                                                                      FROM
                                     ONE YEAR  FIVE YEARS TEN YEARS INCEPTION
                                       ENDED     ENDED      ENDED    THROUGH
                                     APRIL 30, APRIL 30,  APRIL 30, APRIL 30,
                                       1997       1997      1977      1997
                                     --------- ---------- --------- ---------
      Nuveen Insured Municipal Bond
       Fund
        Class A Shares..............   1.66%     33.97%    108.48%   100.78%
        Class B Shares..............   1.57%     33.80%    105.17%    98.03%
        Class C Shares..............   5.49%     34.06%    100.95%    92.91%
        Class R Shares..............   6.46%     41.19%    122.45%   114.46%

  The Nuveen Flagship All-American Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year and five-year periods ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                                  CUMULATIVE TOTAL RETURN
                                               ------------------------------
                                                                      FROM
                                               ONE YEAR  FIVE YEARS INCEPTION
                                                 ENDED     ENDED     THROUGH
                                               APRIL 30, APRIL 30,  APRIL 30,
                                                 1997       1997      1997
                                               --------- ---------- ---------
      Nuveen Flagship All-American Municipal
       Bond Fund
        Class A Shares........................   3.68%     40.00%     94.22%
        Class B Shares........................   3.68%     41.26%     94.09%
        Class C Shares........................   7.64%     42.08%     93.30%
        Class R Shares........................   8.38%     46.34%    103.03%

  The Nuveen Flagship Intermediate Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, for the one-year period ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                                                  CUMULATIVE
                                                                 TOTAL RETURN
                                                              ------------------
                                                                         FROM
                                                              ONE YEAR INCEPTION
                                                               ENDED    THROUGH
                                                               APRIL   APRIL 30,
                                                              30, 1997   1997
                                                              -------- ---------
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares.......................................   3.48%   31.91%
        Class C Shares.......................................   5.99%   32.54%
        Class R Shares.......................................   6.53%   35.80%

  The Nuveen Flagship Limited Term Municipal Bond Fund cumulative total return figures, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods ended April 30, 1997, and for the period since inception through April 30, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above were as follows:

                                                  CUMULATIVE TOTAL RETURN
                                               ------------------------------
                                                                      FROM
                                               ONE YEAR  FIVE YEARS INCEPTION
                                                 ENDED     ENDED     THROUGH
                                               APRIL 30, APRIL 30,  APRIL 30,
                                                 1997       1997      1997
                                               --------- ---------- ---------
      Nuveen Flagship Limited Term Municipal
       Bond Fund
        Class A Shares........................   2.18%     28.50%     79.51%
        Class C Shares........................   4.49%     29.71%     78.80%
        Class R Shares........................   4.66%     31.62%     83.86%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 39.6% maximum marginal federal tax rate for 1997, the annual taxable equivalent total return for the Nuveen Municipal Bond Fund's Class R Shares for the ten year period ended April 30, 1997, was 12.02%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price (3.0% for the Intermediate Municipal Bond Fund and 2.5% for the Limited Term Municipal Bond Fund). This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar,

Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND
REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class, and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen unit trust, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $50, and the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant in the program combined is $3,000. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by calling Nuveen toll-free at (800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds; . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and
  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren parents-in-law, sons-and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $1 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds; . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;
  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;
  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;
  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;
  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  In addition, purchasers of Nuveen unit investment trusts may reinvest their distributions from such unit investment trusts in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.
  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, or that represent an increase in the value of a Fund account due to capital appreciation, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. You may not exchange Class B Shares for shares of a Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market fund shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to 12% annually of the original investment amount. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen mutual funds during specified time periods.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net assets value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Municipal Trust, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or by Flagship Financial, Inc., which Nuveen acquired on January 1, 1997), were as follows (all figures are to the nearest thousand):

                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                              APRIL 30, 1997*         FEBRUARY 29, 1996        FEBRUARY 28, 1995
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
FUND                      COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Municipal Bond
 Fund...................      967          170        1,575         316        2,248         467
Nuveen Insured Municipal
 Bond Fund..............      687           56          880          97        1,554         296
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                              APRIL 30, 1997**           MAY 31, 1996             MAY 31, 1995
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
FUND                      COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP
----                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Flagship All-
 American Municipal Bond
 Fund...................      456           61          557          74          763         104
Nuveen Flagship
 Intermediate Municipal
 Bond Fund..............       73           16          137          28          171          34
Nuveen Flagship Limited
 Term Municipal Bond
 Fund...................      332           66          543         108          797         160

--------
*For the fourteen-month period ended April 30, 1997.
**For the eleven-month period ended April 30, 1997.

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal years ended April 30, 1997, 100% of service fees and distribution fees were paid out as compensation to authorized dealers. Prior to February 1, 1997, the service fee for the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund was .25% for both Class A and C Shares and the distribution fee was .75% for Class C

Shares. For the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund and the Nuveen Flagship Limited Term Municipal Bond Fund, the service fee was .20% for all Class C Shares and the distribution fee was .40% for Class A Shares and .75% for Class C Shares (.50% for the Limited Term Fund). Thereafter, the service fee for Class A, Class B, and Class C Shares was .20% and the distribution fee was .75% for Class B Shares and .55% for Class C Shares (.35% for the Limited Term Fund).


                                  COMPENSATION PAID TO
                                 AUTHORIZED DEALERS FOR
                                   END OF FISCAL 1997
                                 ----------------------
      Nuveen Municipal Bond
       Fund*
        Class A.................         $156,403
        Class B.................             $390
        Class C.................          $38,967
      Nuveen Insured Municipal
       Bond Fund*
        Class A.................         $163,030
        Class B.................             $735
        Class C.................          $58,367
      Nuveen Flagship All-
       American Municipal Bond
       Fund**
        Class A.................         $683,251
        Class B.................             $660
        Class C.................         $421,541
      Nuveen Flagship
       Intermediate Municipal
       Bond Fund**
        Class A.................         $145,606
        Class C.................          $16,039
      Nuveen Flagship Limited
       Term Municipal Bond
       Fund**
        Class A.................       $1,482,478
        Class C.................         $120,039

--------

*For the fourteen month period ended April 30, 1997.

**For the eleven month period ended April 30, 1997.

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago Illinois 60603 has been selected as auditors for the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund. Deloitte & Touche LLP, independent auditors, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected for the Nuveen Flagship All-American Municipal Bond Fund, the Nuveen Flagship Intermediate Municipal Bond Fund, and the Nuveen Flagship Limited Term Municipal Bond Fund. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their report with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial, fund accounting and portfolio accounting services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports. The Annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

                                   APPENDIX B

                       DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Funds' defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

NUVEEN
Municipal
Bond Funds


April 30, 1997


Annual Report


Dependable, tax-free income
to help you keep more of
what you earn.





[PHOTO OF COUPLE APPEARS HERE]









National
National Insured

                                   Contents









                                   1  Dear Shareholder

                                   3  Answering Your Questions

                                   6  Nuveen Municipal
                                      Bond Fund Overview

                                   8  Nuveen Insured Municipal
                                      Bond Fund Overview

                                  11  Financial Section

                                  63  Shareholder Information

                                  64  Fund Information

Dear Shareholder

It is my pleasure to report to you on the performance of the Nuveen Municipal Bond Fund and the Nuveen Insured Municipal Bond Fund, and to welcome new investors to our family of investments. This report represents portfolio performance for the period ended April 30, 1997. Your fund's fiscal year end changed from February 28 to April 30 as part of the Nuveen/Flagship reorganization approved by shareholders earlier this year.

Shareholders were rewarded during the fiscal year with the attractive tax-free income and consistent performance that are hallmarks of Nuveen's disciplined investment approach --qualities that make these funds a good choice for those seeking a stable addition to their core investment portfolio.

The funds' sound performance came during a volatile year in the municipal bond market, including a mid-1996 decline and a post-election rally. Our focus on high quality bonds helped to control price swings, while the market's volatility created opportunities for the funds' portfolio managers to add value and enhance fund yields. By continuing to seek out undervalued bonds in sectors and regions we believe are fundamentally strong, Nuveen was able to generate very attractive current yields for shareholders while also preserving capital.

As of April 30, 1997, Class A shareholders in the Municipal Bond Fund were receiving tax-free yields on net asset value of 4.89%, while Class A shareholders in

[Photo of Timothy R. Schwertfeger appears here] the Insured Municipal Bond Fund were receiving 4.77%. To match these yields, investors in the 31% federal income tax bracket would have had to earn 7.09% and 6.91%, respectively, from taxable alternatives.

During the same period, both funds finished in the top quartile of their respective peer groups based on total return performance. The fund's Class A shares tracked the benchmark Lehman Municipal Bond Index, generating total returns of 6.87% for the Municipal Bond Fund and 6.11% for the Insured Municipal Bond Fund, compared with a total return of 6.63% for the Lehman Index.

Nuveen has recently made significant and exciting additions to the investment options available to our shareholders -- additions that make it easier to keep more of what you earn. We introduced three new equity and balanced funds for investors seeking both long-term growth and current income. We also introduced new fund pricing options to make purchasing our mutual funds even more convenient, and we revamped our prospectuses and annual shareholder reports to make them easier to read and provide expanded information about the funds.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investment products that withstand the test of time. We look forward to serving you in the future.

Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

June 12, 1997




"Shareholders were rewarded during the fiscal year with attractive tax-free income and consistent performance that are hallmarks of Nuveen's disciplined investment approach."

Answering Your Questions


What are the investment objectives of the funds?

The funds aim to provide investors with a high level of tax-free income while preserving the capital that investors have entrusted to us. Many investors rely on their portfolio as a principal source of ongoing financial security. To that end, we focus our portfolio strategy on preserving what Nuveen investors have accumulated while generating income to support a comfortable lifestyle.

What is your strategy for meeting those objectives?
Rigorous research analysis and a value investing approach are at the foundation of both funds' strategies. Each is a Nuveen hallmark, and they go hand in hand.

A value strategy means that we look for high-quality securities that are undervalued and attractively priced relative to the rest of the market. Nuveen Research helps identify those market sectors, geographic regions and bond structures likely to produce bonds whose long-term value is higher than their current prices would indicate.

One current example of a region we've identified as undervalued is the Sun Belt. The growth of the Southeast and Southwest has resulted in a huge volume of municipal bond issuance, most of which is to provide essential services: schools, correctional facilities, and water and sewer systems. The combination of volume and quality has created tremendous opportunities to find value.

[Photo of Tom Spalding Appears Here]

Tom Spalding, head of Nuveen's Chicago-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

That's not to say it's easy. There is more municipal market information out there than ever before, and the markets are more efficient. As a result, there are fewer opportunities to find value. But by focusing on quality issues with fundamental value, as opposed to trying to call the direction of interest rates, we've been able to produce the high level of income and consistent share price performance investors expect.

How did the funds perform during the year and what key economic and market factors affected the funds' performance?

The Nuveen Municipal Bond Fund was a solid performer in its Lipper category (57th of 231 national municipal bond funds), providing Class A shareholders with steady tax-free income and a total return of 6.87% for the 12 months ended April 30, 1997. The Nuveen Insured Municipal Bond Fund also turned in a strong performance versus its peers (16th in a group of 51 national insured municipal bond funds). Shareholders received a total return of 6.11% for the period. During this period, the Lehman Brothers Municipal Bond Index, which does not incur operating expenses or transaction costs, reported a 6.63% total return.

During the last 12 months the Treasury market has shown significant volatility, while the municipal market has been more price-stable and has outperformed its taxable counterpart. For the same time period, the Bond Buyer Revenue Bond Index began the period yielding 6.32% and closed the period at 6.13%. When bond yields go down, prices go up, improving the net asset value of your fund. This improvement in municipal bond performance relative to Treasuries was primarily due to a

"Nuveen Research helps identify those market sectors, geographic regions and bond structures likely to produce bonds whose long-term value is higher than their current prices would indicate."

light and steady supply of new municipal issues combined with renewed investor demand from individual retail buyers and insurance companies. Additionally, the municipal market has not been subjected to tax-based political debates or high-profile credit issues such as the credit problems that occurred in Orange County, California, which affected the relative strength of our market over the past few years.


What is your market outlook for the coming year?

The economy in the second quarter has grown at a slower pace than during the first quarter; however, the growth still may be at a level that exceeds the Federal Reserve's long-term targets. Interest rates on 30-year Treasuries have moved in a range of between 6.65% to 7.20% over the past several months, and expectations are that this range may continue through the third quarter. Municipal bond yields have continued to move to a lower percentage of Treasuries due to a favorable supply/demand environment, and that may continue although with slightly greater volatility.

Of course, that's a short-term outlook. By following a disciplined value strategy, and depending on sound research, the long-term outlook for our municipal bond funds -- and for Nuveen shareholders -- is very good. We will continue to look for opportunities in sectors like healthcare and public power and in regions like the Midwest and the Sun Belt. And will continue to identify bonds that are structured in ways that make them attractive through a complete interest rate cycle.

-----
5

CREDIT QUALITY

[PIE CHART APPEARS HERE]

AAA   36.5%
BBB    7.7%
BB/NR   .9%
A     18.4%
AA    36.5%

DIVERSIFICATION

[PIE CHART APPEARS HERE]

Electric Utilities      20%
Housing Facilities      16%
Water & Sewer            9%
Escrowed Bonds          13%
Other                   12%
General Obligations      7%
Transportation           6%
Health Care Facilities  17%

Morningstar Rating/3/



Municipal Bond Fund
Overview


Fund Highlights
--------------------------------------------------------------------------------
Share Class                                A            B        C            R
Inception Date                          6/95         2/97     6/95        11/76
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  $9.14       $ 9.15    $9.14        $9.15
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Net Assets ($000)                                              $2,850,807
--------------------------------------------------------------------------------
Average Weighted Maturity (years)                                         20.64
--------------------------------------------------------------------------------
Duration (years)                                                            7.9
--------------------------------------------------------------------------------

Annualized Total Return/1/
--------------------------------------------------------------------------------
Share Class                          A(NAV)   A(Offer)       B       C        R

1-Year                                6.87%     2.38%    6.36%   6.16%    7.25%
--------------------------------------------------------------------------------
5-Year                                6.26%     5.35%    5.57%   5.49%    6.55%
--------------------------------------------------------------------------------
10-Year                               7.53%     7.07%    6.80%   6.74%    7.81%
--------------------------------------------------------------------------------
Tax-Free Yields
--------------------------------------------------------------------------------
Share Class                          A(NAV)  A(Offer)        B       C        R

Dist Rate                             5.12%     4.91%    4.39%   4.60%    5.31%
--------------------------------------------------------------------------------
SEC 30-Day Yld                        4.89%     4.69%    4.14%   4.34%    5.09%
--------------------------------------------------------------------------------
Taxable Equiv Yld/2/                  7.09%     6.80%    6.00%   6.29%    7.38%
--------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC

2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

3 Overall rating among 1,257, 608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                                      Nuveen Municipal Bond Fund
                                                    April 30, 1997 Annual Report


Index Comparison*
[Line Chart Appears Here]

            Lehman
            Brothers
            Municipal        Nuveen Municpal    Nuveen Municipal
Date        Bond Index       Bond Fund (NAV)    Bond Fund (Offer)
----        -------------    ---------------    -----------------
May-87       $10,000.00        $10,000.00          $ 9,580.00
May-88       $10,843.61        $10,758.25          $10,306.41
May-89       $12,089.90        $12,198.02          $11,685.70
May-90       $12,974.48        $12,915.47          $12,373.02
May-91       $14,282.11        $14,124.82          $13,531.58
May-92       $15,685.25        $15,400.38          $14,753.56
May-93       $17,561.76        $16,843.84          $16,136.40
May-94       $17,995.40        $17,226.70          $16,503.18
May-95       $19,634.16        $18,723.19          $17,936.81
May-96       $20,531.57        $19,380.17          $18,566.21

  Lehman Brothers Municipal Bond Index  -$22,091
  Nuveen Municipal Bond Fund (NAV)      -$20,667
  Nuveen Municipal Bond Fund (Offer)    -$19,737
Past performance is not predictive of future performance.

* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.



Dividend History (A Shares)
[Bar Chart Appears Here]

                    Share
Ex Div Date         Dividend
 5/9/1996           0.0395
 6/7/1996           0.0395
 7/9/1996           0.0385
 8/9/1996           0.0385
 9/9/1996           0.0385
10/9/1996           0.0385
11/8/1996           0.0838
12/9/1996           0.0385
 1/9/1997           0.0385
2/13/1997            0.039
 3/9/1997            0.039
 4/9/1997            0.039

The fund paid shareholders a capital gains distribution of $0.0453 per share in December 1996.

Insured Municipal Bond Fund
Overview


Credit Quality

[PIE CHART APPEARS HERE]

AAA  98.7%
BBB   0.6%
AA    0.7%

------------------------------------------------------------------------------
Diversification

[PIE CHART APPEARS HERE]

Water & Sewer            7%
Escrowed Bonds          20%
Health Care Facilities  18%
Other                   10%
General Obligations     19%
Housing Facilities       5%
Educational Facilities   7%
Pollution Control        5%
Lease Rental             9%

------------------------------------------------------------------------------
Morningstar Rating /3/

------------------------------------------------------------------------------


Fund Highlights
---------------------------------------------------------------------------
Share Class                                  A         B        C         R
Inception Date                            9/94      2/97     9/94     12/86
 ...........................................................................
Net Asset Value (NAV)                   $10.66    $10.67   $10.56    $10.62
---------------------------------------------------------------------------

---------------------------------------------------------------------------
Total Net Assets ($000)                                            $790,016
 ...........................................................................
Average Weighted Maturity (years)                                     22.08
 ...........................................................................
Duration (years)                                                       7.84
---------------------------------------------------------------------------

Annualized Total Return/1/
---------------------------------------------------------------------------
Share Class                     A(NAV)  A(Offer)       B        C         R
1-Year                           6.11%     1.66%    5.57%    5.49%     6.46%
 ...........................................................................
5-Year                           6.94%     6.02%    6.15%    6.04%     7.14%
 ...........................................................................
10-Year                          8.09%     7.62%    7.31%    7.23%     8.32%
 ...........................................................................

Tax-Free Yields
---------------------------------------------------------------------------
Share Class                     A(NAV)  A(Offer)       B        C         R
 ...........................................................................
Dist Rate                        5.18%     4.96%    4.44%    4.60%     5.37%
 ...........................................................................
SEC 30-Day Yld                   4.77%     4.57%    4.02%    4.23%     4.97%
 ...........................................................................
Taxable Equiv Yld/2/             6.91%     6.62%    5.83%    6.13%     7.20%
---------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC

2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

3 Overall rating among 1,257, 608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                              Nuveen Insured Municipal Bond Fund
                                                    April 30, 1997 Annual Report


* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

----------------------------------------------------------------------------------------
Index Comparison*
----------------------------------------------------------------------------------------
[LINE CHART APPEARS HERE]

             Lehman
            Brothers        Nuveen Insured        Nuveen Insured
           Municipal       Municipal Bond      Municipal Bond Fund
Date       Bond Index        Fund (NAV)              (Offer)
----       ----------     --------------       -------------------
           $10,000.00        $10,000.00             $ 9,580.00
May-88     $10,843.61        $10,671.86             $10,223.64
May-89     $12,089.90        $12,297.40             $11,780.91
May-90     $12,974.48        $12,986.22             $12,440.80
May-91     $14,282.11        $14,345.63             $13,743.11
May-92     $15,685.25        $15,746.77             $15,085.41
May-93     $17,561.76        $17,774.05             $17,027.54
May-94     $17,995.40        $18,034.88             $17,277.42
May-95     $19,634.16        $19,908.23             $19,072.09

Mar-96     $20,597.46        $20,595.99             $19,730.95
Apr-97     $22,091.00        $21.762.00             $20,782.00

------------------------------------------------------------------------------
Dividend History (A Shares)
------------------------------------------------------------------------------
[BAR CHART APPEARS HERE]

EX DIV DATE                       SHARES DIVIDEND
 5/9/96                              0.0445
 6/7/96                              0.0445
 7/9/96                              0.0445
 8/9/96                              0.0445
 9/9/96                              0.0445
 10/9/96                             0.0445
 11/8/96                             0.0831
 12/9/96                             0.0445
 1/9/97                              0.0445
 2/13/97                             0.046
 3/9/97                              0.046
 4/9/97                              0.046

The fund paid shareholders a capital gains distribution of $0.0376 per share in December 1996.

Financial Section



    Contents

12  Portfolio of Investments

46  Statement of Net Assets

47  Statement of Operations

48  Statement of Changes in Net Assets

50  Notes to Financial Statements

58  Financial Highlights

62  Report of Independent Public
    Accountants

                        Portfolio of Investments
                        Municipal Bond

      Principal                                                                        Optional Call                     Market
         Amount         Description                                                      Provisions*    Ratings**         Value
-------------------------------------------------------------------------------------------------------------------------------
                        Alaska -- 1.5%

    $ 3,885,000         Alaska Housing Finance Corporation, Insured Mortgage            6/97 at 100        Aa1      $ 3,901,550
                          Program Bonds, 1978 First Series, 6.375%, 12/01/07

     14,500,000         Alaska Housing Finance Corporation, Insured Mortgage           12/03 at 102        Aa1       14,547,850
                          Program Bonds, 1993 First Series, 5.800%, 12/01/18

                        Alaska Housing Finance Corporation, Insured Mortgage
                        Program Bonds, 1990 First Series:
      3,290,000           7.650%, 12/01/10                                             12/00 at 102        Aa1        3,310,957
      9,860,000           7.800%, 12/01/30                                             12/00 at 102        Aa1        9,925,175

     12,375,000         Alaska Housing Finance Corporation, Collateralized             12/03 at 102        Aaa       12,058,076
                          Home Mortgage Bonds, 1990 Series A,
                          5.850%, 6/01/25
-------------------------------------------------------------------------------------------------------------------------------
                        Arizona -- 2.7%

      7,750,000         Arizona Board of Regents, Arizona State University,             7/02 at 101         AA        7,835,405
                          System Revenue Refunding Bonds, Series 1992-A,
                          5.750%, 7/01/12

     20,350,000         Salt River Project Agricultural Improvement and Power           1/02 at 100         Aa       19,352,240
                          District, Arizona, Salt River Project Electric System
                          Revenue Bonds, 1992 Series C, 5.500%, 1/01/28

      9,145,000         Salt River Project Agricultural Improvement and Power           7/97 at 100         Aa        8,775,359
                          District, Arizona, Salt River Project Electric System
                          Revenue Bonds, 1973 Series A, 5.000%, 1/01/10

                        Salt River Project Agricultural Improvement and Power
                        District, Electric System Revenue Refunding Bonds,
                        1993 Series C:
      5,000,000           4.900%, 1/01/08                                               1/04 at 102         Aa        4,850,500
     36,820,000           4.750%, 1/01/17                                               1/04 at 100         Aa       32,572,813

      4,570,000         The Industrial Development Authority of the City of             9/97 at 102        Aaa        4,731,230
                          Scottsdale, Arizona, Hospital Revenue Refunding
                          Bonds (Scottsdale Memorial Hospital),
                          Series 1987 A, 8.500%, 9/01/07
-------------------------------------------------------------------------------------------------------------------------------
                        Arkansas -- 0.4%

     11,210,000         Jefferson County, Arkansas, Hospital Refunding                  7/03 at 102          A       11,697,523
                          Revenue Bonds, Series 1993, 6.000%, 7/01/06
-------------------------------------------------------------------------------------------------------------------------------
                        California -- 13.8%

     19,220,000         California Health Facilities Financing Authority, Insured       7/04 at 102        Aaa       17,658,759
                          Health Facility Refunding Revenue Bonds (Catholic
                          Healthcare West) 1994 Series A, 5.000%, 7/01/14


                                                                                     Nuveen Municipal Bond Funds
                                                                                    April 30, 1997 Annual Report

  Principal                                                              Optional Call                    Market
     Amount    Description                                               Provisions*     Ratings**         Value
----------------------------------------------------------------------------------------------------------------
               California -- continued

$38,795,000    California Statewide Communities Development               7/03 at 102           AA    $36,661,663
                  Authority, Certificates of Participation, St. Joseph
                  Health System Obligated Group, 5.500%, 7/01/23

11,500,000     California Statewide Communities Development              10/03 at 102          Aaa     11,210,315
                  Authority, Insured Health Facilities Revenue,
                  Certificates of Participation (UniHealth America),
                  1993 Series A, 5.500%, 10/01/14

12,000,000     State Public Works Board of the State of California       11/04 at 102          Aaa     13,778,160
                  Lease Revenue Bonds (Department of Corrections),
                  1994 Series A (California State Prison--
                  Monterey County (Soledad II)), 7.000%, 11/01/19
                  (Pre-refunded to 11/01/04)

               State of California, Department of Water Resources,
               Central Valley Project, Water System Revenue Bonds,
               Series L:
15,515,000         5.700%, 12/01/16                                       6/03 at 101 1/2       Aa     15,378,623
 9,500,000         5.750%, 12/01/19                                      12/03 at 101 1/2       Aa      9,422,385
12,250,000         5.500%, 12/01/23                                      12/03 at 101 1/2       Aa     11,698,383

21,000,000     State of California, Department of Water Resources,       12/03 at 101           Aa     17,927,490
                  Central Valley Project, Water System Revenue
                  Bonds, Series M, 4.875%, 12/01/27

15,725,000     Central Joint Powers Health Financing Authority,           2/03 at 102         Baa1     14,397,496
                  Certificates of Participation, Series 1993 (Community
                  Hospitals of Central California), 5.250%, 2/01/13

 9,000,000     East Bay Municipal Utility District (Alameda and           6/03 at 102          Aaa      8,012,610
                  Contra Costa Counties, California), Water System
                  Subordinated Revenue Refunding Bonds,
                  Series 1993A, 5.000%, 6/01/21

               Foothill/Eastern Transportation Corridor Agency,
               Toll Road Revenue Bonds Series 1995A:
45,000,000        0.000%, 1/01/23                                        No Opt. Call          Baa      8,798,850
15,000,000        6.000%, 1/01/34                                         1/05 at 102          Baa     14,640,300

17,040,000     Los Angeles Convention and Exhibition Center               8/03 at 102          Aaa     16,069,742
                  Authority, Lease Revenue Bonds, 1993 Refunding
                  Series A, The City of Los Angeles (California),
                  5,125%,8/15/13


                           Portfolio of Investments

                           Municipal Bond -- continued
Principal                                                                              Optional Call                       Market
Amount                     Description                                                  Provisions*       Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                           California -- continued
$17,575,000                Department of Water and Power of the City of                 4/02 at 102           Aa         $18,460,253
                             Los Angeles, California, Water Works Revenue Bonds,
                             Issue of 1992, 6.500%, 4/15/32

 16,000,000                The City of Los Angeles (California), Wastewater             6/03 at 102          Aaa          15,669,440
                             System Revenue Bonds, Series 1993-B,
                             5.700%, 6/01/23

 15,615,000                The City of Los Angeles, California, Wastewater System      11/03 at 102          Aaa          14,292,878
                             Revenue Bonds, Series 1993-D, 5.200%, 11/01/21

 15,750,000                Los Angeles County, Metropolitan Transportation              7/03 at 102          AA-          15,394,365
                             Authority, Proposition A, Sales Tax Revenue
                             Refunding Bonds, Series 1993-A, 5.500%, 7/01/13

                           Los Angeles County Metropolitan Transit Authority,
                           Proposition C Sales Tax Revenue Second Senior
                           Bonds, Series 1993-B:
 17,185,000                  4.750%, 7/01/18                                            7/03 at 102          Aaa          14,821,547
  8,000,000                  5.250%, 7/01/23                                            7/03 at 102          Aaa           7,355,280

                           Los Angeles County Sanitation Districts Financing
                           Authority, Capital Projects Revenue Bonds,
                           1993 Series A (Senior Ad Valorem Obligation Bonds):
 10,500,000                  5.375%, 10/01/13                                          10/03 at 102           Aa          10,100,790
 20,750,000                  5.000%, 10/01/23                                          10/03 at 100           Aa          18,404,005

 31,360,000                Los Angeles County Transportation Commission                 7/02 at 102          Aaa          34,717,402
                             (California) Proposition C Sales Tax Revenue
                             Bonds, Second Senior Bonds, Series 1992-A,
                             6.750%, 7/01/19 (Pre-refunded to 7/01/02)

  5,000,000                The Metropolitan Water District of Southern                  7/02 at 102           Aa           4,798,700
                             California, Water Revenue Bonds, Issue of 1992,
                             5.500%, 7/01/19

 22,405,000                Northern California Power Agency, Hydroelectric              7/98 at 102           A-          23,350,491
                             Project Number One Revenue Bonds, Refunding
                             Series E, 7.150%, 7/01/24

 15,600,000                Sacramento County Sanitation Districts Financing            12/03 at 102           Aa          13,234,260
                             Authority, 1993 Revenue Bonds, 4.750%, 12/01/23

  8,050,000                The Regents of the University of California, Refunding       9/02 at 102            A           8,950,473
                             Revenue Bonds (Multiple Purpose Projects),
                             Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)

                                                                                     Nuveen Municipal Bond Funds
                                                                                    April 30, 1997 Annual Report

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Colorado -- 1.1%

$29,175,000     Colorado Housing and Finance Authority, Single-              11/01 at 102       Aa1  $30,616,245
                  Family Housing Revenue Refunding Bonds,
                  1991 Series A, 7.250%, 11/01/31
----------------------------------------------------------------------------------------------------------------
                Connecticut -- 0.1%

    830,000     Connecticut Housing Finance Authority, Housing               11/00 at 102        Aa      835,644
                  Mortgage Finance Program Bonds, 1990 Series B,
                  1990 Subseries B1, 7.550%, 11/15/08

  2,970,000     Connecticut Resources Recovery Authority,                 7/97 at 101 1/2         A    3,024,351
                  Bridgeport Resco Company, L.P. Project Bonds,
                  Series B, 8.625%, 1/01/04
----------------------------------------------------------------------------------------------------------------
                District of Columbia -- 0.3%

  7,470,000     Capitol Hill Towers, Inc., First Mortgage Revenue             7/97 at 102       N/R    7,645,097
                  Bonds (FHA Insured Mortgage--Section 8
                  Assisted Elderly Housing), 8.500%, 1/01/22
----------------------------------------------------------------------------------------------------------------
                Florida -- 2.9%

  4,500,000     Dade County Health Facilities Authority (Florida),           12/97 at 102       Aaa    4,705,155
                  Hospital Revenue Bonds, Series 1987 (Mount Sinai
                  Medical Center Project), 8.400%, 12/01/07
                  (Pre-refunded to 12/01/97)

 31,000,000     Hillsborough County Industrial Development                    5/02 at 103        AA   35,854,910
                  Authority, Pollution Control Revenue Refunding
                  Bonds (Tampa Electric Company Project)
                  Series 1992, 8.000%, 5/01/22

  9,300,000     Jacksonville Electric Authority (Jacksonville, Florida), 10/99 at 101 1/2       Aa1    9,850,002
                  St. Johns River Power Park System Special
                  Obligation Bonds, First Crossover Series,
                  6.500%, 10/01/14 (Pre-refunded to 10/01/99)

 25,000,000     Orlando Utilities Commission, Water and Electric             10/99 at 100        Aa   22,265,500
                  Subordinated Revenue Bonds, Series 1989D,
                  5.000%, 10/01/23

  8,005,000     City of Pensacola Health Facilities Authority, Health     1/98 at 101 1/2       Aaa    8,325,280
                  Facilities Revenue Refunding Bonds, Series 1988
                  (Daughters of Charity National Health System
                  Sacred Heart Hospital of Pensacola, Florida),
                  7.750%, 1/01/03 (Pre-refunded to 1/01/98)

  1,420,000     The Elderly Housing Corporation of Sarasota, Inc.             7/97 at 103       N/R    1,464,616
                  (Elderly Housing Project for the Sarasota Housing
                  Authority) First Mortgage Revenue Bonds,
                  Series 1978, 7.500%, 7/01/09

                Portfolio of Investments
                Municipal Bond - continued

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Hawaii -- 0.3%

$ 8,000,000     Department of Budget and Finance of the State of              7/01 at 102       Aaa  $ 8,990,880
                  Hawaii, Special Purpose Revenue Bonds, Kapiolani
                  Health Care System Obligated Group, (Pali Momi
                  Medical Center Project), Series 1991, 7.650%,
                  7/01/19 (Pre-refunded to 7/01/01)
----------------------------------------------------------------------------------------------------------------
                Illinois -- 18.3%

  8,500,000     Illinois Development Finance Authority, Revenue and           2/00 at 102      Baa2    9,465,345
                  Refunding Bonds, Series 1990A (Columbus-Cuneo-
                  Cabrini Medical Center), 8.500%, 2/01/15
                  (Pre-refunded to 2/01/00)

 17,075,000     Illinois Educational Facilities Authority, Revenue            7/03 at 102       Aa1   16,262,230
                  Refunding Bonds, The University of Chicago,
                  Series 1993B, 5.600%, 7/01/24

 10,000,000     Illinois Health Facilities Authority, Revenue Bonds,         10/02 at 102       Aaa   10,168,600
                  Series 1992 (Highland Park Hospital),
                  6.200%, 10/01/22

  6,115,000     Illinois Health Facilities Authority Revenue Refunding       10/03 at 102        A-    5,701,320
                  Bonds, Series 1993 (Illinois Masonic Medical
                  Center), 5.500%, 10/01/19

 34,120,000     Illinois Health Facilities Authority, Revenue Bonds,         11/03 at 102       Aaa   31,911,754
                  Series 1993 (Rush-Presbyterian-St. Luke's Medical
                  Center Obligated Group), 5.500%, 11/15/25

  7,275,000     Illinois Health Facilities Authority, Revenue Bonds,          3/04 at 102       Aaa    7,283,294
                  Series 1994 (Southern Illinois Hospital Services),
                  5.850%, 3/01/14

 54,900,000     Illinois Health Facilities Authority, Revenue Bonds,          8/04 at 102        AA   55,341,396
                  Series 1994A (Northwestern Memorial Hospital),
                  6.000%, 8/15/24

 15,000,000     Illinois Health Facilities Authority, FHA Insured             2/06 at 102       Aaa   15,063,450
                  Mortgage Revenue Bonds, Series 1996 (Sinai
                  Health System), 6.000%, 2/15/24

 21,670,000     State of Illinois, Build Illinois Bonds (Sales Tax            6/01 at 100       AAA   21,887,567
                  Revenue Bonds),Series O, 6.000%, 6/15/18

 14,200,000     State of Illinois, Build Illinois Bonds (Sales Tax            6/03 at 102       AAA   13,197,764
                  Revenue Bonds),Series S, 5.250%, 6/15/18

 15,100,000     State of Illinois, General Obligation Bonds, Series          10/02 at 102       AA-   16,107,019
                  of March 1992 (Full Faith and Credit),
                  6.200%, 10/01/04

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                Optional Call                      Market
      Amount     Description                                                  Provisions*    Ratings**          Value
---------------------------------------------------------------------------------------------------------------------
                 Illinois -- continued

                 State of Illinois, General Obligation Bonds, Series of
                   August 1992 (Full Faith and Credit):
$ 14,750,000       5.875%, 6/01/10                                            6/02 at 102          AA-    $15,057,095
   5,000,000       5.875%, 6/01/11                                            6/02 at 102          AA-      5,080,700

  10,000,000     State of Illinois, General Obligation Bonds, Series of       4/03 at 102          AA-      9,825,700
                   April 1993 (Full Faith and Credit), 5.700%, 4/01/18

                 The Illinois State Toll Highway Authority, Toll
                   Highway Priority Revenue Bonds, 1992 Series A:
  20,000,000       6.450%, 1/01/13                                            1/03 at 102           A1     20,951,000
   8,655,000       6.200%, 1/01/16                                            1/03 at 102          Aaa      8,852,594

  16,270,000     City of Chicago, General Obligation Bonds (Emergency         1/03 at 102          Aaa     15,587,474
                   Telephone System) Series 1993, 5.625%, 1/01/23

   7,880,000     City of Chicago, General Obligation Bonds, Project           1/04 at 102          Aaa      7,303,184
                   Series 1993, 5.250%, 1/01/18

  22,175,000     Chicago Metropolitan Housing Development Corporation,        7/02 at 102           AA     23,072,866
                   Housing Development Revenue Refunding Bonds --
                   (FHA-Insured Mortgage Loans -- Section 8 Assisted
                   Projects) Series 1992B, 6.900%, 7/01/22

   7,965,000     City of Chicago, Motor Fuel Tax Revenue Bonds,               1/03 at 101          Aaa      7,147,233
                   Refunding Series 1993, 5.000%, 1/01/16

  57,400,000     City of Chicago (Illinois), Chicago-O'Hare                   1/04 at 102           A1     52,109,442
                   International Airport, General Airport Revenue
                   Refunding Bonds, 1993 Series A, 5.000%, 1/01/16

  18,710,000     City of Chicago (Illinois), Chicago-O'Hare                   1/04 at 102          Aaa     16,846,484
                   International Airport, General Airport Second Lien,
                   Revenue Refunding Bonds, 1993 Series C,
                   5.000%, 1/01/18

   1,500,000     City of Chicago Sales Tax Revenue Bonds, Series 1997,        1/08 at 102          Aaa      1,405,080
                   5.375%, 1/01/27

  22,335,000     City of Chicago, Water Revenue Bonds, Series 1995,          11/06 at 102          Aaa     20,347,408
                   5.000%, 11/01/15

  25,380,000     The County of Cook, Illinois, General Obligation            11/03 at 100          Aaa     22,381,353
                   Bonds, Series 1993A, 5.000%, 11/15/23

  17,300,000     DuPage Water Commission (DuPage, Cook and Will               3/02 at 100          Aaa     17,316,435
                   Counties, Illinois) General Obligation Water
                   Refunding Bonds, Series 1992, 5.750%, 3/01/11

CAPTION>

                          Portfolio of Investments
                          Municipal Bond--continued

  Principal                                                                              Optional Call                        Market
     Amount               Description                                                      Provisions*    Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
                          Illinois -- continued
$ 9,500,000               DuPage Water Commission (DuPage, Cook                            5/03 at 102          Aa1      $ 9,143,465
                            and Will Counties, Illinois) Water Refunding
                            Revenue Bonds, Series 1993, 5.250%, 5/01/14

  2,000,000               Village of Hazel Crest, Illinois, Hospital Facilities Revenue    7/97 at 102          AAA        2,057,400
                            Refunding and Improvement Bonds (South Suburban
                            Hospital Foundation Project), Series 1987, 9.125%,
                            7/01/17 (Pre-refunded to 7/01/97)

                          Metropolitan Pier and Exposition Authority (Illinois),
                          McCormick Place Expansion Project Bonds, Series 1992A:
  5,000,000                 0.000%, 6/15/17                                                No Opt. Call         Aaa        1,524,450
 56,180,000                 6.500%, 6/15/27 (Pre-refunded to 6/15/03)                      6/03 at 102          Aaa       61,702,494

  5,000,000               Regional Transportation Authority, Cook, DuPage, Kane,           6/03 at 102          Aaa        5,041,750
                            Lake, McHenry and Will Counties, Illinois, General
                            Obligation Refunding Bonds, Series 1993C,
                            5.800%, 6/01/13

                          The Elderly Housing Corporation of Zion, Illinois, Housing
                          Development Revenue Bonds, (Dell-Zion Associates
                          Section 8 Assisted Project) Series 1978:
     85,000                 7.250%, 3/01/98                                                9/97 at 102            A           85,844
  1,705,000                 7.750%, 3/01/10                                                9/97 at 102            A        1,746,380
------------------------------------------------------------------------------------------------------------------------------------
                          Indiana -- 3.6%

 49,600,000               Indiana Health Facilities Financing Authority, Hospital         11/03 at 102           AA       47,894,256
                            Revenue Bonds (Daughters of Charity) Series 1993,
                            5.750%, 11/15/22

 11,590,000               Indiana Health Facility Financing Authority, Hospital            9/02 at 102          Aaa       12,176,106
                            Revenue Refunding Bonds, Series 1992A (Methodist
                            Hospital of Indiana, Inc.), 5.750%, 9/01/11

 12,550,000               Indiana State Office Building Commission, Capital                7/97 at 102          Aaa       12,903,157
                            Complex Revenue Bonds, Series 1987 (State Office
                            Building II Facility), 8.750%, 7/01/12
                            (Pre-refunded to 7/01/97)

 10,100,000               Indiana State Office Building Commission Correctional           12/01 at 102           A1       10,550,965
                            Facilities Program, Revenue Bonds, Series 1991,
                            6.375%, 7/01/16

  2,500,000               The Indianapolis Local Public Improvement Bond Bank,             2/03 at 102           A+        2,688,000
                            Series 1992D Bonds, 6.750%, 2/01/20

 12,500,000               The Indianapolis Local Public Improvement                        1/03 at 102          Aaa       12,640,500
                            Bond Bank, Series 1993 A Bonds, 6.000%, 1/10/18

  2,430,000               Southwind Housing, Inc., 7.125%, 11/15/21                        No Opt. Call         N/R        2,829,103


                                                                                         Nuveen Municipal Bond Funds
                                                                                        April 30, 1997 Annual Report


  Principal                                                             Optional Call                         Market
     Amount       Description                                             Provisions*      Ratings**           Value
--------------------------------------------------------------------------------------------------------------------
                  Iowa -- 0.3%

$ 3,720,000       Iowa Housing Finance Authority, Single Family        8/97 at 100 1/2           Aaa     $ 3,738,749
                    Mortgage Bonds, 1977 Series A, 5.875%, 8/01/08

  3,815,000       City of Davenport, Iowa, Hospital Facility Revenue       7/02 at 102           Aaa       4,096,127
                    Bonds (Mercy Hospital Project), Series 1992,
                    6.625%, 7/01/14
--------------------------------------------------------------------------------------------------------------------
                  Kentucky -- 3.2%

  3,330,000       Kentucky Housing Corporation, Housing Revenue Bonds,     7/01 at 102           Aaa       3,511,751
                    (FHA Insured/VA Guaranteed) 1991 Series A,
                    7.250%, 1/01/17

                  Kentucky Housing Corporation, Housing Revenue
                  Bonds, 1993 Series B (Federally Insured or
                  Guaranteed Mortgage Loans):
 17,600,000         5.300%, 7/01/10                                        1/04 at 102           Aaa      17,111,248
 14,400,000         5.400%, 7/01/14                                        1/04 at 102           Aaa      13,853,376

                  The Turnpike Authority of Kentucky, Resource
                  Recovery Road Revenue Refunding Bonds,
                  1987 Series A:
  9,860,000         8.000%, 7/01/03                                        7/97 at 102            A+      10,123,854
  8,980,000         5.000%, 7/01/08                                        7/97 at 102            A+       8,713,923

 34,500,000       County of Carroll, Kentucky, Collateralized Pollution    9/02 at 102           Aa2      38,530,635
                    Control Revenue Bonds (Kentucky Utilities
                    Company Project) 1992 Series A, 7.450%, 9/15/16
--------------------------------------------------------------------------------------------------------------------
                  Maine -- 0.8%
                  Maine State Housing Authority, Mortgage Purchase
                  Bonds, 1994 Series A:
 13,650,000         5.650%, 11/15/20                                       2/04 at 102           AA       13,218,387
 10,000,000         5.700%, 11/15/26                                       2/04 at 102           AA        9,653,800
--------------------------------------------------------------------------------------------------------------------
                  Maryland -- 0.1%
  2,500,000       Community Development Administration Maryland            1/07 at 102           Aa        2,500,800
                    Department of Housing and Community
                    Development, Housing Revenue Bonds,
                    Series 1996A, 5.875%, 7/01/16
--------------------------------------------------------------------------------------------------------------------
 15,000,000       Massachusetts -- 3.0%
                  Massachuseetts Bay Transportation Authority,             8/00 at 102          Aaa       16,603,050
                    Certificates of Participation, 1990 Series A,
                    7.650%, 8/01/15 (Pre-refunded to 8/01/00)

Portfolio of Investments
Municipal Bond -- continued

   Principal                                                                Optional Call                     Market
      Amount    Description                                                   Provisions*   Ratings**          Value
--------------------------------------------------------------------------------------------------------------------
                Massachusetts -- continued

                Massachusetts Water Resources Authority, General
                Revenue Bonds, 1990 Series A:
$  6,500,000      7.500%, 4/01/16 (Pre-refunded to 4/01/00)                   4/00 at 102         Aaa   $  7,125,755
   9,605,000      6.000%, 4/01/20                                             4/00 at 100           A      9,613,356

                Massachusetts Water Resources Authority, General
                Revenue Refunding Bonds, 1993 Series B:
  14,765,000      5.250%, 3/01/13                                             3/03 at 102           A     14,032,508
  10,795,000      5.000%, 3/01/22                                             3/03 at 100           A      9,478,658

  24,650,000    Massachusetts Water Resources Authority, General             12/04 at 102           A     22,548,834
                  Revenue Bonds, 1993 Series C, 5.250%, 12/01/20

   5,170,000    The Commonwealth of Massachusetts, General                   No Opt. Call          A1      5,113,544
                  Obligation Refunding Bonds, 1993 Series C,
                  4.700%, 8/01/02
--------------------------------------------------------------------------------------------------------------------
                Michigan -- 4.9%

                Michigan State Hospital Finance Authority, Hospital
                Revenue and Refunding Bonds (The Detroit Medical
                Center Obligated Group), Series 1993B:
  19,585,000      5.750%, 8/15/13                                             8/04 at 102           A     19,048,763
  59,250,000      5.500%, 8/15/23                                             8/04 at 102           A     55,386,900

   3,000,000    Michigan State Hospital Finance Authority, Hospital          10/05 at 100         BBB      3,266,130
                  Revenue Refunding Bonds (Genesys Health System
                  Obligated Group), Series 1995A, 7.500%, 10/01/27

  10,000,000    Michigan State Housing Development Authority,                10/02 at 102          A+     10,426,100
                  Rental Housing Revenue Bonds, 1992 Series A,
                  6.600%, 4/01/12

  12,080,000    Michigan State Housing Development Authority,                 4/04 at 102         Aaa     12,079,396
                  Rental Housing Revenue Bonds, 1994 Series B,
                  5.700%, 4/01/12

  15,000,000    School District of the City of Detroit, Wayne County,         5/06 at 102         Aaa     14,783,250
                  Michigan, School Building and Site Improvement
                  Bonds (Unlimited Tax General Obligation),
                  Series 1996A, 5.700%, 5/01/25

   5,000,000    City of Detroit, Michigan, Sewage Disposal System             7/97 at 102         AAA      5,136,600
                  Revenue Refunding Bonds, Series 1987,
                  8.250%, 7/01/05 (Pre-refunded to 7/01/97)

  16,805,000    Hospital Finance Authority of the City of St. Joseph,         1/04 at 102         Aaa     15,712,675
                  Revenue Refunding Bonds (Mercy Memorial
                  Medical Center Obligated Group) Series 1993,
                  5.250%, 1/01/16

                20


                                                                                         Nuveen Municipal Bond Funds
                                                                                        April 30, 1997 Annual Report


   Principal                                                                Optional Call                     Market
      Amount    Description                                                   Provisions*   Ratings**          Value
--------------------------------------------------------------------------------------------------------------------
                Michigan -- continued

 $ 5,000,000    Regents of the University of Michigan, Hospital               6/97 at 100          AA    $ 5,008,700
                  Revenue Refunding Bonds, Series 1986A,
                  6.625%, 12/01/10
--------------------------------------------------------------------------------------------------------------------
                Minnesota -- 0.4%

   2,430,000    Minnesota Housing Finance Agency, Housing                     8/97 at 101          AA      2,455,758
                  Development Bonds, 1977 Series A,
                  6.250%, 2/01/20

   9,760,000    Minnesota Housing Finance Agency, Rental Housing              2/05 at 102         Aaa      9,845,790
                  Bonds, 1995 Series D, 5.800%, 8/01/11
--------------------------------------------------------------------------------------------------------------------
                Missouri -- 0.8%

  15,750,000    Health and Educational Facilities Authority of the       10/99 at 102 1/2        BBB+     17,279,168
                  State of Missouri, Health Facilities Refunding and
                  Improvement Revenue Bonds (Heartland Health
                  System's Project) Series 1989, 8.125%, 10/01/10

   6,195,000    Missouri Housing Development Commission, Housing          9/97 at 101 1/4         AA+      6,292,509
                  Development Bonds, Series B 1979, (Federally
                  Insured Mortgage Bonds), 7.000%, 9/15/22
--------------------------------------------------------------------------------------------------------------------
                Montana -- 0.2%

   5,825,000    Montana Health Facility Authority, Health Care                6/06 at 102        BBB-      5,832,864
                  Revenue Bonds, Series 1996 (Community Medical
                  Center, Inc.), 6.375%, 6/01/18
--------------------------------------------------------------------------------------------------------------------
                Nebraska -- 1.3%

  33,860,000    Consumers Public Power District, Nebraska, Nuclear            7/97 at 100          A1     33,896,907
                  Facility Revenue Bonds, 1968 Series,
                  5.100%, 1/01/03

   2,340,000    Hospital Authority No. 1 of Hall County, Nebraska,            6/97 at 103          AA      2,414,365
                  Hospital Facility Revenue Bonds (Lutheran
                  Hospitals and Homes Society Grand Island Project)
                  Series 1977, 6.750%, 12/01/07
--------------------------------------------------------------------------------------------------------------------
                Nevada -- 0.3%

   8,630,000    City of Reno, Nevada, Insured Hospital Revenue                5/03 at 102         Aaa      8,670,388
                  Bonds (St. Mary's Regional Medical Center),
                  Series 1993A, 5.800%, 5/15/13

                21

                          Portfolio of Investments
                          Municipal Bond -- continued

             Principal                                                             Optional Call                         Market
                Amount    Description                                                Provisions*   Ratings**              Value
-------------------------------------------------------------------------------------------------------------------------------
                          New Hampshire -- 0.3%

           $ 8,500,000    The Industrial Development Authority of the State of      12/01 at 103          BB        $ 8,991,810
                             New Hampshire, Pollution Control Revenue Bonds
                             (Central Maine Power Company Project, 1984
                             Series B), 7.375%, 5/01/14
-------------------------------------------------------------------------------------------------------------------------------
                          New Jersey -- 0.4%

            10,750,000    New Jersey Housing and Mortgage Finance Agency,            5/02 at 102          A+        11,485,193
                             Housing Revenue Bonds, 1992 Series A,
                             6.950%, 11/01/13
-------------------------------------------------------------------------------------------------------------------------------
                          New York -- 7.5%

             8,400,000    Dormitory Authority of the State of New York, Beth        11/05 at 102         Aaa          8,597,064
                             Israel Medical Center Revenue Bonds, Series 1996,
                             6.000%, 11/01/15
             8,000,000    Dormitory Authority of the State of New York, Mental       2/07 at 102        Baa1          7,502,240
                             Health Services Facilities Improvement, Revenue
                             Bonds, Series 1997B, 5.500%, 8/15/17
             8,000,000    New York Local Government Assistance Corporation           4/02 at 102         Aaa          8,891,200
                             (A Public Benefit Corporation of the State
                             of New York), Series 1991D Bonds,
                             7.000%, 4/01/18 (Pre-refunded to 4/01/02)
                          New York State Housing Finance Agency, Health
                          Facilities Revenue Bonds (New York City),
                          1990 Series A Refunding:
            16,160,000       8.000%, 11/01/08 (Pre-refunded to 11/01/00)            11/00 at 102         Aaa         18,169,334
             3,330,000       8.000%, 11/01/08                                       11/00 at 102        BBB+          3,696,000
             7,525,000    Power Authority of the State of New York, General          1/03 at 102          Aa          7,033,994
                             Purpose Bonds, Series CC, 5.250%, 1/01/18
            11,490,000    State of New York Mortgage Agency, Mortgage               10/98 at 102          Aa         11,738,873
                             Revenue Bonds, Eighth Series A, 6.875%, 4/01/17
            10,725,000    Battery Park City Authority, Senior Revenue Refunding     11/03 at 102          AA          9,880,299
                             Bonds, Series 1993A, 5.000%, 11/01/13
            16,270,000    Municipal Assistance Corporation for the City of New       7/97 at 102          AA         16,700,992
                             York, New York, Series 59 Bonds, 7.750%, 7/01/06
                             (Pre-refunded to 7/01/97)
            14,250,000    Municipal Assistance Corporation for the City of New       7/97 at 100          AA         14,303,865
                             York, New York, Series 60 Bonds, 6.000%, 7/01/08
                             (Pre-refunded to 7/01/97)

                                                                                              Nuveen Municipal Bond Funds
                                                                                             April 30, 1997 Annual Report

     Principal                                                               Optional Call                         Market
       Amount      Description                                                Provisions*       Ratings**           Value
-------------------------------------------------------------------------------------------------------------------------
                   New York -- continued
$  18,565,000      Municipal Assistance Corporation for the City of New        7/97 at 102             AA    $ 19,027,269
                     York, New York, Series 62 Bonds, 6.750%, 7/01/06
                     (Pre-refunded to 7/01/97)

    2,350,000      The City of New York, General Obligation Bonds,            No Opt. Call           Baa1       2,413,897
                     Fiscal 1996 Series C, 6.000%, 8/15/04

    5,000,000      The City of New York, General Obligation Bonds,        11/97 at 101 1/2            Aaa       5,180,600
                     Fiscal 1988 Series A, 8.125%, 11/01/06
                     (Pre-refunded to 11/01/97)

    8,000,000      The City of New York, General Obligation Bonds,             8/03 at 102           Baa1       7,786,640
                     Fiscal 1994 Series D, 5.750%, 8/15/11

    8,525,000      The City of New York, General Obligation Bonds,         8/02 at 101 1/2            Aaa       9,340,757
                     Fiscal 1992 Series C, Fixed Rate Bonds, Subseries
                     C-1, 6.625%, 8/01/12 (Pre-refunded to 8/01/02)

   14,000,000      The City of New York, General Obligation Bonds,             2/05 at 101           Baa1      14,497,700
                     Fiscal 1995 Series F, 6.625%, 2/15/25

                   The City of New York, General Obligation Bonds,
                   Fiscal 1996 Series G:
    7,500,000        5.900%, 2/01/05                                          No Opt. Call           Baa1       7,639,200
   12,655,000        5.750%, 2/01/17                                       2/06 at 101 1/2           Baa1      12,100,205

   15,620,000      The City of New York General Obligation Bonds,          8/06 at 101 1/2           Baa1      15,381,951
                     Fiscal 1997 Series E, 6.000%, 8/01/16

    8,600,000      New York City Municipal Water Finance Authority,        6/02 at 101 1/2             A2       8,631,390
                     Water and Sewer Revenue Bonds, Fiscal 1993
                     Series A, 6.000%, 6/15/17

    5,000,000      Triborough Bridge and Tunnel Authority (New York),          1/04 at 100             Aa       4,320,700
                     General Purpose Revenue Bonds, Series 1994A,
                     4.750%, 1/01/19
-------------------------------------------------------------------------------------------------------------------------
                   North Carolina -- 3.3%

   17,290,000      North Carolina Eastern Municipal Power Agency,              1/98 at 102            Aaa      18,098,999
                     Power System Revenue Bonds, Refunding Series
                     1988A, 8.000%, 1/01/21 (Pre-refunded to 1/01/98)

   68,150,000      North Carolina Eastern Municipal Power Agency,              1/03 at 102           Baa1      68,368,762
                     Power System Revenue Bonds, Refunding Series
                     1993B, 6.250%, 1/01/12

    5,545,000      North Carolina Municipal Power Agency Number 1,             1/98 at 102            Aaa       5,769,462
                     Catawba Electric Revenue Refunding Bonds,
                     Series 1988, 7.625%, 1/01/14


                Portfolio of Investments
                Municipal Bond -- continued
   Principal                                                               Optional Call                  Market
      Amount    Description                                                  Provisions*  Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                North Carolina -- continued

                Housing Authority of the City of Wilmington,
                North Carolina, First Mortgage Revenue Bonds,
                Series 1979:
$   115,000       7.750%, 6/01/98                                           6/97 at 100   N/R        $   117,760
  1,195,000       7.750%, 6/01/10                                           6/97 at 100   N/R          1,220,908
----------------------------------------------------------------------------------------------------------------
                Oklahoma -- 0.3%

  5,375,000     The Comanche County Hospital Authority (Lawton,             7/99 at 102   AAA          5,861,599
                  Oklahoma), Hospital Revenue Bonds, Series 1989,
                  8.050%, 7/01/16 (Pre-refunded to 7/01/99)

  2,970,000     Midwest City Memorial Hospital Authority (Midwest           4/02 at 102   BBB+         3,325,539
                  City, Oklahoma) Hospital Revenue Bonds Series
                  1992, 7.375%, 4/01/12 (Pre-refunded to 4/01/02)
----------------------------------------------------------------------------------------------------------------
                Oregon -- 0.4%

 11,500,000     State of Oregon, Department of Administrative Services,     5/07 at 101   Aaa         11,461,130
                  Certificates of Participation, 1997 Series A,
                  5.800%, 5/01/24 (WI)
----------------------------------------------------------------------------------------------------------------
                Pennsylvania -- 3.1%

                Pennsylvania Housing Finance Agency, Multi-Family
                Housing Refunding Bonds (Federal Housing
                Administration Insured Mortgage Loans)
                Issue FHA -- 1992:
  4,025,000       8.100%, 7/01/13                                           7/02 at 102   AAA          4,377,872
 16,830,000       8.200%, 7/01/24                                           7/02 at 102   AAA         18,339,651

 22,500,000     Pennsylvania Housing Finance Agency, Rental Housing         7/03 at 102   Aaa         22,328,325
                  Refunding Bonds, Issue 1993, 5.750%, 7/01/14

 16,600,000     Pennsylvania Intergovernmental Cooperation Authority,       6/03 at 100   Aaa         14,763,376
                  Special Tax Revenue Refunding Bonds (City of
                  Philadelphia Funding Program), Series of 1993A,
                  5.000%, 6/15/22

 10,000,000     Lehigh County Industrial Development Authority,             9/04 at 102   Aaa         10,496,700
                  Pollution Control Revenue Refunding Bonds, 1994
                  Series B (Pennsylvania Power & Light Company
                  Project), 6.400%, 9/01/29

  9,300,000     City of Philadelphia, Pennsylvania, Airport Revenue         6/97 at 100    A-          9,323,250
                  Bonds, Series 1978, Philadelphia International
                  Airport, 6.200%, 6/15/06

  7,000,000     City of Philadelphia, Pennsylvania, Water and Sewer         8/01 at 100   AAA          7,600,740
                  Revenue Bonds, Sixteenth Series:
                  7.000%, 8/01/18 (Pre-refunded to 8/01/01)

                                                                                                      Nuveen Municipal Bond Funds
                                                                                                     April 30, 1997 Annual Report

   Principal                                                                   Optional Call                               Market
      Amount       Description                                                   Provisions*    Ratings**                   Value
---------------------------------------------------------------------------------------------------------------------------------
                   Rhode Island -- 0.2%

 $ 7,595,000       Rhode Island Convention Center Authority,                     5/03 at 100          Aaa             $ 6,700,537
                     Refunding Revenue Bonds, 1993 Series B,
                     5.000%, 5/15/20
---------------------------------------------------------------------------------------------------------------------------------
                   South Carolina -- 0.8%

  20,750,000       Piedmont Municipal Power Agency, Electric Revenue             1/98 at 102          Aaa              21,559,665
                     Bonds, 1988 Refunding Series A, 7.400%, 1/01/18
---------------------------------------------------------------------------------------------------------------------------------
                   Texas -- 3.8%

                   City of Austin, Texas, Water, Sewer and Electric
                   Refunding Revenue Bonds, Series 1982:
     300,000         14.000%, 11/15/01 (Pre-refunded to 5/15/99)                 5/99 at 100            A                 345,600
  18,415,000         14.000%, 11/15/01                                          No Opt. Call            A              23,330,775

  29,500,000       Brazos River Authority (Texas) Collateralized Revenue         8/00 at 102          Aaa              29,564,310
                     Refunding Bonds (Houston Lighting & Power
                     Company Project) Series 1995, 5.800%, 8/01/15

  24,800,000       Harris County, Texas, Toll Road Senior Lien Revenue           8/04 at 102          Aaa              24,203,560
                     Refunding Bonds, Series 1994, 5.300%, 8/15/13

   7,000,000       Harris County Health Facilities Development                   2/01 at 102           Aa               7,482,300
                     Corporation (Texas) Hospital Revenue Bonds
                     (St. Luke's Episcopal Hospital Project), Series
                     1991A, 6.750%, 2/15/21

                   City of San Antonio, Texas, Electric and Gas Systems
                   Revenue Improvement Bonds, New Series 1988:

   5,000,000         8.000%, 2/01/09 (Pre-refunded to 2/01/98)                   2/98 at 102          Aaa               5,249,350
   3,500,000         8.000%, 2/01/16 (Pre-refunded to 2/01/98)                   2/98 at 102          Aaa               3,674,545

  16,000,000       City of San Antonio, Texas, Electric and Gas Systems          2/02 at 101          Aa1              14,496,320
                     Revenue Refunding Bonds, New Series 1992,
                     5.000%, 2/01/17
---------------------------------------------------------------------------------------------------------------------------------
                   Utah -- 3.1%

                   Intermountain Power Agency (Utah), Power Supply
                   Revenue Refunding Bonds, 1993 Series A:

   6,300,000         5.500%, 7/01/13                                             7/03 at 103           A1               6,074,082
   9,750,000         5.500%, 7/01/20                                             7/03 at 102           A1               9,102,698
  44,990,000         5.000%, 7/01/23                                             7/03 at 100           A1              39,164,245

  16,260,000       Intermountain Power Agency (Utah), Power Supply               7/97 at 102           A1              16,664,061
                     Revenue Bonds, Series 1987B, 7.200%, 7/01/19

  15,000,000       Intermountain Power Agency Power Supply Revenue               7/07 at 102           Aaa             14,859,600
                     Refunding Bonds, 1997 Series B,
                     5.750%, 7/01/19

                   25



   Principal                                                                   Optional Call                               Market
      Amount       Description                                                   Provisions*    Ratings**                   Value
---------------------------------------------------------------------------------------------------------------------------------
                   Utah -- continued

 $ 1,615,000       Layton, Utah, Industrial Development Revenue Bonds            6/97 at 100          Ba3             $ 1,616,583
                     (C.D.I. Ltd. Project -- K Mart Guaranteed),
                     8.750%, 6/01/05
---------------------------------------------------------------------------------------------------------------------------------
                   Vermont -- 0.1%

     235,000       University of Vermont and State Agricultural College,         7/97 at 101           A1                 238,067
                     Housing, Dining and Student Services Facilities
                     System Bonds, Lot 1, Series 1969-A,
                     6.300%, 7/01/06
---------------------------------------------------------------------------------------------------------------------------------
                   Virginia -- 3.9%
  50,000,000       Virginia Housing Development Authority,                       1/02 at 102          Aa1              51,877,500
                     Commonwealth Mortgage Bonds, 1992 Series A,
                     7.150%, 1/01/33

   3,275,000       Virginia Housing Development Authority, Multi-Family         11/97 at 101          Aa1               3,312,040
                     Mortgage Bonds, 1978 Series B, 6.700%, 11/01/21

                   Virginia Housing Development Authority, Multi-Family
                   Housing Bonds, 1993 Series C:
  19,080,000         5.550%, 5/01/08                                             5/03 at 102          Aa1              19,165,478
  28,075,000         5.900%, 5/01/14                                             5/03 at 102          Aa1              28,341,993

   6,240,000       Chesapeake Hospital Authority, Virginia, Hospital             7/98 at 102          Aaa               6,614,400
                     Facility Revenue Bonds (Chesapeake General
                     Hospital), Series 1988, 7.625%, 7/01/18
                     (Pre-refunded to 7/01/98)

     870,000       Industrial Development Authority of the City of              No Opt. Call          N/R                 872,245
                     Chesapeake, Medical Facility Insured-Mortgage
                     Revenue Bonds (Medical Facilities of America XIV
                     Project), Series 1979, 7.500%, 9/01/01
---------------------------------------------------------------------------------------------------------------------------------
                   Washington -- 6.9%

                   Washington Public Power Supply System, Nuclear
                   Project No. 1 Refunding Revenue Bonds, Series 1993A:

  14,260,000         7.000%, 7/01/07                                            No Opt. Call          Aa1              15,907,743
  18,500,000         5.750%, 7/01/13                                             7/03 at 102          Aa1              18,164,410
  10,000,000         5.700%, 7/01/17                                             7/03 at 102          Aaa               9,759,200

   7,805,000       Washington Public Power Supply System, Nuclear               No Opt. Call          Aa1               8,751,668
                     Project No. 1 Refunding Revenue Bonds,
                     Series 1993B, 7.000%, 7/01/09

   5,000,000       Washington Public Power Supply System, Nuclear               No Opt. Call          Aa1               5,737,800
                     Project No. 1 Refunding Revenue Bonds,
                     Series 1989B, 7.125%, 7/01/16

                   26

                                                                                                      Nuveen Municipal Bond Funds
                                                                                                     April 30, 1997 Annual Report

   Principal                                                                   Optional Call                               Market
      Amount       Description                                                   Provisions*    Ratings**                   Value
---------------------------------------------------------------------------------------------------------------------------------
                   Washington -- continued

 $10,000,000       Washington Public Power Supply System, Nuclear                7/03 at 102          Aa1             $ 9,371,000
                     Project No. 1 Refunding Revenue Bonds,
                     1993C, 5.375%, 7/01/15

   8,835,000       Washington Public Power Supply System, Nuclear                7/03 at 102          Aa1               8,483,014
                     Project No. 3, Refunding Revenue Bonds, Series
                     1993B, 5.700%, 7/01/18

                   Washington Public Power Supply System, Nuclear
                   Project No. 3 Refunding Revenue Bonds, Series 1993C:
   9,180,000         5.300%, 7/01/10                                             7/03 at 102          Aa1               8,804,630
  51,070,000         5.375%, 7/01/15                                             7/03 at 102          Aa1              47,857,697
  11,545,000         5.500%, 7/01/18                                             7/03 at 102          Aa1              10,798,154

   6,450,000       Public Utility District No. 1 of Chelan County, Rocky         7/97 at 100          Aa3               6,219,993
                     Reach Hydro-Electric System Revenue Bonds,
                     Series of 1968, 5.125%, 7/01/23

  24,745,000       Public Utility District No. 1 of Chelan County, Rocky         7/97 at 100          Aa3              24,743,268
                     Reach Hydro-Electric System Revenue Bonds,
                     Series of 1957, 5.000%, 7/01/13

   1,495,000       Columbia Storage Power Exchange, Columbia                    10/97 at 100           Aa               1,495,314
                     Storage Power Exchange Revenue Bonds,
                     3.875%, 4/01/03

  16,250,000       Public Utility District No. 1 of Douglas County,              9/97 at 101           A+              14,421,713
                     Washington, Wells Hydroelectric Revenue Bonds,
                     Series of 1963, 4.000%, 9/01/18

   7,250,000       Municipality of Metropolitan Seattle, Sewer                   1/03 at 102          Aaa               7,283,785
                     Refunding Revenue Bonds, Series Y,
                     5.700%, 1/01/12

-----------------------------------------------------------------------------------------------------------------------------------
                   Wisconsin -- 4.3%

  13,700,000       Wisconsin Health and Educational Facilities Authority,       11/01 at 102          Aaa              14,005,098
                      Revenue Bonds, Series 1991 (Columbia Hospital, Inc.),
                      6.250%, 11/15/21

   9,830,000       Wisconsin Health and Educational Facilities Authority,        6/02 at 102          Aaa              10,063,363
                     Health Facilities Refunding Revenue Bonds
                     (SSM Health Care), Series 1992AA, 6.250%, 6/01/20

   6,000,000       Wisconsin Health and Educational Facilities Authority        12/02 at 102          Aaa               6,023,160
                     Revenue Bonds, Series 1992A (Meriter Hospital, Inc.),
                     6.000%, 12/01/22

  18,500,000       Wisconsin Health and Educational Facilities Authority        12/02 at 102          Aaa              16,753,600
                     Revenue Bonds, Series 1993 (Aurora Health Care
                     Obligated Group), 5.250%,
                     8/15/23


Portfolio of Investments
Municipal Bond -- continued


   Principal                                                                Optional Call                               Market
      Amount    Description                                                   Provisions*    Ratings**                   Value
---------------------------------------------------------------------------------------------------------------------------------
                Wisconsin -- continued
$   3,750,00    Wisconsin Health and Educational Facilities Authority,       10/04 at 102         Aaa              $ 3,779,437
                  Revenue Bonds, Series 1994A (Froedtert Memorial
                  Lutheran Hospital, Inc.), 5.875%, 10/01/13

  32,000,000    Wisconsin Health and Educational Facilities                   5/06 at 102         Aaa               31,318,720
                  Revenue Bonds, Series 1996 (Aurora Medical Group,
                  Inc. Project), 5.750%, 11/15/25

   4,500,000    Wisconsin Housing and Economic Development                   No Opt. Call           A                4,487,040
                   Authority, Insured Mortgage Revenue Refunding
                   Bonds, 1977 Series A, 5.800%, 6/01/17

   8,500,000    Wisconsin Housing and Economic Development                    4/02 at 102          A1                8,979,144
                  Authority, Multi-Family Housing Revenue Bonds,
                  1992 Series B, 7.050%, 11/01/22

  28,200,000    Wisconsin Housing and Economic Development                   12/03 at 102          A1               27,993,011
                  Authority, Housing Revenue Bonds, 1993 Series C,
                  5.800%, 11/01/13
------------------------------------------------------------------------------------------------------------------------------
$2,880,650,000  Total Investments -- (cost $2,692,147,640) -- 98.9%                                              2,818,580,455
==============----------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 1.1%                                                               32,226,505
                --------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                              $2,850,806,960
                ==============================================================================================================

                * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

             N/R - Investment is not rated.

             (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).



                Portfolio of Investments                                             Nuveen Municipal Bond Funds
                Insured Municipal Bond                                              April 30, 1997 Annual Report

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Alabama -- 7.6%

$ 5,600,000     The Alabama Public Health Care Authority, Mortgage          10/06 at 102        Aaa  $ 5,651,016
                  Revenue Bonds, Series 1996, 6.000%, 10/01/25

  2,120,000     The Water Supply Board of the City of Albertville            3/02 at 102        Aaa    2,289,685
                  (Alabama) Water Revenue Bonds, Series 1992,
                  6.700%, 3/01/11

  3,500,000     City of Athens, Alabama, Electric Revenue Warrants,          6/05 at 102        Aaa    3,562,020
                  Series 1995, 6.000%, 6/01/25

  4,615,000     The Governmental Utility Services Corporation of the        12/99 at 102        Aaa    4,997,260
                  City of Auburn, Floating/Fixed Rate Wastewater
                  Treatment Revenue Bonds, Series 1984 (Merscot-
                  Auburn Limited Partnership Project),
                  7.300%, 1/01/12

  1,875,000     The Special Care Facilities Financing Authority of the       1/01 at 102        Aaa    2,016,338
                  City of Birmingham -- Baptist Medical Centers
                  (Alabama), Revenue Bonds, Series 1991-A
                  (The Baptist Medical Centers), 7.000%, 1/01/21

  1,225,000     The Utilities Board of the City of Daphne (Alabama),         6/00 at 102        Aaa    1,331,943
                  Water, Gas and Sewer Revenue Refunding Bonds,
                  Series 1990B, 7.350%, 6/01/20

  6,750,000     The Public Building Authority of the City of Huntsville     10/05 at 102        Aaa    6,846,188
                  (Alabama), Municipal Justice and Public Safety
                  Center Lease Revenue Bonds, Series 1996A,
                  6.000%, 10/01/25

  3,000,000     City of Madison (Alabama), General Obligation School         2/04 at 102        Aaa    3,119,490
                  Warrants, Series 1994, 6.250%, 2/01/19

  5,500,000     City of Madison (Alabama), General Obligation                4/05 at 102        Aaa    5,600,485
                  Warrants, Series 1995, 6.000%, 4/01/23

  3,000,000     Mobile County, Alabama, General Obligation Tax               2/00 at 102        Aaa    3,215,040
                  Pledge Warrants, Series 1991, 6.700%, 2/01/11
                  (Pre-refunded to 2/01/00)

 12,000,000     The Medical Clinic Board of the City of Montgomery,          3/06 at 102        Aaa   12,108,240
                  Alabama, Health Care Facility Revenue Bonds,
                  Jackson Hospital & Clinic, Series 1996,
                  6.000%, 3/01/26

  3,000,000     The Utilities Board of the City of Oneonta (Alabama),       11/04 at 102        Aaa    3,319,740
                  Utility Revenue Bonds, Series 1994,
                  6.900%, 11/01/24

                Portfolio of Investments
                Insured Municipal Bond - continued

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Alabama -- continued

                West Morgan -- East Lawrence Water Authority, Water
                Revenue Bonds, Series 1994:
$ 2,200,000       6.800%, 8/15/19 (Pre-refunded to 8/15/04)                   8/04 at 102       Aaa  $ 2,476,452
  3,000,000       6.850%, 8/15/25 (Pre-refunded to 8/15/04)                   8/04 at 102       Aaa    3,386,070
----------------------------------------------------------------------------------------------------------------
                Alaska -- 2.3%

  8,565,000     Alaska Housing Finance Corporation, Mortgage                  6/06 at 102       Aaa    8,591,980
                  Revenue Bonds, 1996 Series A, 6.000%, 12/01/15

                Alaska Industrial Development and Export Authority,
                Revolving Fund Bonds, Series 1997A:
  4,500,000       5.900%, 4/01/17 (Alternative Minimum Tax)                   4/07 at 102       Aaa    4,440,105
  5,000,000       6.125%, 4/01/27 (Alternative Minimum Tax)                   4/07 at 102       Aaa    5,029,100
----------------------------------------------------------------------------------------------------------------
                Arizona -- 2.1%

  5,000,000     Navajo County, Arizona, Pollution Control Corporation,        8/03 at 102      Baa1    4,919,300
                  Pollution Control Revenue Refunding Bonds
                  (Arizona Public Service Company), 1993 Series A,
                  5.875%, 8/15/28

  6,000,000     Tempe Union High School District No. 213 of Maricopa          7/04 at 101       Aaa    6,268,440
                  County, Arizona, School Improvement and Refunding
                  Bonds, Series 1994, 6.000%, 7/01/10

  5,000,000     City of Tucson, Arizona, Water System Revenue Bonds,          7/06 at 101       Aaa    5,116,000
                  Series 1994-A (1996), 6.000%, 7/01/21
----------------------------------------------------------------------------------------------------------------
                California -- 9.0%

  5,000,000     California Health Facilities Financing Authority,             7/06 at 102       Aaa    5,050,200
                  Insured Health Facility Refunding Revenue Bonds,
                  (Mark Twain St. Joseph's HealthCare Corporation),
                  1996 Series A, 6.000%, 7/01/25

  3,525,000     Brea Public Financing Authority (Orange County,               8/01 at 102       Aaa    3,901,118
                  California), 1991 Tax Allocation Revenue Bonds,
                  Series A (Redevelopment Project AB),
                  7.000%, 8/01/15 (Pre-refunded to 8/01/01)

 14,740,000     Los Angeles Convention and Exhibition Center Authority,       8/03 at 102       Aaa   13,900,999
                  Lease Revenue Bonds, 1993 Refunding Series A,
                  The City of Los Angeles (California),
                  5.375%, 8/15/18

 11,630,000     Los Angeles County Sanitation Districts Financing            10/03 at 102       Aaa   10,757,169
                  Authority, Capital Projects Revenue Bonds, 1993
                  Series A (Senior Ad Valorem Obligation Bonds),
                  5.250%, 10/01/19



                                                                                     Nuveen Municipal Bond Funds
                                                                                    April 30, 1997 Annual Report

  Principal                                                                 Optional Call                 Market
     Amount     Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                California -- continued

$13,750,000     Ontario Redevelopment Financing Authority                     8/03 at 102       Aaa  $14,134,038
                  (San Bernardino County, California) 1993 Revenue
                  Bonds (Ontario Redevelopment Project No. 1),
                  5.800%, 8/01/23

  5,295,000     County of Riverside, California (1994 Desert Justice         12/04 at 101       Aaa    5,453,850
                  Facility Project) Certificates of Participation,
                  6.000%, 12/01/12

  2,250,000     Sacramento Municipal Utility District, Electric               9/01 at 102       Aaa    2,449,845
                  Revenue Bonds, 1991 Series Y, 6.500%, 9/01/21
                  (Pre-refunded to 9/01/01)

  6,050,000     The Regents of the University of California Refunding         9/03 at 102       Aaa    5,366,713
                  Revenue Bonds (1989 Multiple Purpose Projects),
                  Series C, 5.000%, 9/01/23

 10,000,000     The Regents of the University of California, Revenue          9/02 at 102       Aaa   10,481,500
                  Bonds (Multiple Purpose Projects), Series D,
                  6.375%, 9/01/24
----------------------------------------------------------------------------------------------------------------
                Colorado -- 1.1%

  4,500,000     Board of Water Commissioners, City and County of             11/01 at 101       Aaa    4,821,165
                  Denver, Colorado, Certificates of Participation,
                  Series 1991, 6.625%, 11/15/11

  3,500,000     Jefferson County, Colorado, Refunding Certificates of        12/02 at 102       Aaa    3,817,940
                  Participation, 6.650%, 12/01/08
----------------------------------------------------------------------------------------------------------------
                Delaware -- 0.5%

  3,600,000     Delaware Economic Development Authority, Pollution            5/02 at 102       Aaa    3,869,856
                  Control Refunding Revenue Bonds (Delmarva
                  Power & Light Company Project) Series 1992B,
                  6.750%, 5/01/19
----------------------------------------------------------------------------------------------------------------
                District of Columbia --  1.1%

  2,500,000     District of Columbia (Washington, D.C.) General               6/00 at 102       Aaa    2,740,950
                  Obligation Bonds (Series 1990B), 7.500%, 6/01/10
                  (Pre-refunded to 6/01/00)

  6,000,000     District of Columbia (Washington, D.C.) General               6/04 at 102       Aaa    6,146,640
                  Obligation Bonds, Series 1994B, 6.100%, 6/01/11

               Portfolio of Investments
               Insured Municipal Bond -- continued


 Principal                                                                    Optional Call                       Market
    Amount     Description                                                      Provisions*  Ratings**             Value
------------------------------------------------------------------------------------------------------------------------
               Florida -- 0.7%

               Florida Keys Aqueduct Authority, Water Revenue
               Refunding Bonds, Series 1991:
$  920,000       6.750%, 9/01/21 (Pre-refunded to 9/01/01)                     9/01 at 101        Aaa        $   999,709
    80,000       6.750%, 9/01/21                                               9/01 at 101        Aaa             85,794

               Brevard County, Florida, Utility Revenue Bonds,
               Series 1985B:
 1,520,000       7.375%, 3/01/14 (Pre-refunded to 3/01/98)                     3/98 at 102        Aaa          1,592,960
   205,000       7.375%, 3/01/14                                               3/98 at 102        Aaa            213,862

 2,405,000     South Broward Hospital District (Florida) Hospital              5/03 at 102        Aaa          2,739,151
                 Revenue and Refunding Revenue Bonds,
                 Series 1993, 7.500%, 5/01/08
------------------------------------------------------------------------------------------------------------------------
               Georgia -- 2.8%

 5,000,000     City of Albany (Georgia), Sewerage System Revenue               7/02 at 102        Aaa          5,480,350
                 Bonds, Series 1992, 6.625%, 7/01/17
                 (Pre-refunded to 7/01/02)

 5,000,000     Development Authority of Appling County (Georgia),              1/04 at 101        Aaa          5,514,700
                 Pollution Control Revenue Bonds (Oglethorpe
                 Power Corporation Hatch Project), Series 1994,
                 7.150%, 1/01/21

 2,250,000     Chatham County Hospital Authority, Hospital Revenue             1/01 at 102        Aaa          2,457,518
                 Bonds (Memorial Medical Center, Inc.) (Savannah,
                 Georgia), Series 1990A, 7.000%, 1/01/21
                 (Pre-refunded to 1/01/01)

 4,590,000     Marietta Development Authority, First Mortgage                  9/05 at 102        Aaa          4,761,115
                 Revenue Bonds (Life College, Inc.) Series 1995-B,
                 6.250%, 9/01/25

 3,020,000     Development Authority of the City of Marietta, First            9/05 at 102        Aaa          3,067,474
                 Mortgage Revenue Bonds (Life College, Inc.)
                 Series 1995A and Series 1995B, 5.950%, 9/01/19

 1,000,000     Municipal Electric Authority of Georgia, Project One            1/04 at 102        Aaa          1,060,700
                 Subordinated Bonds, Series 1994A,
                 6.500%, 1/01/26
------------------------------------------------------------------------------------------------------------------------
               Illinois -- 14.6%

 6,685,000     Illinois Health Facilities Authority, Revolving Fund            2/99 at 103        Aaa          7,216,591
                 Pooled Financing Program, Methodist Health
                 Services Corporation, Peoria, 8.000%, 8/01/15

 3,000,000     Illinois Health Facilities Authority, Revenue Bonds,            8/04 at 102        Aaa          3,031,410
                 Series 1994A (The University of Chicago Hospitals
                 Project), 6.125%, 8/15/24

               ----------
               32

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

            Principal                                                                 Optional Call                     Market
               Amount     Description                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------
                          Illinois -- continued
          $ 4,500,000     Illinois Health Facilities Authority, Revenue Bonds,          5/04 at 102          Aaa   $ 4,610,565
                             Series 1994 (Ingalls Health System Project),
                             6.250%, 5/15/24
            4,000,000     Illinois Health Facilities Authority, Health Care            11/04 at 102          Aaa     4,246,480
                             Facilities Revenue Bonds, Series 1995
                             (Northwestern Medical Faculty Foundation, Inc.),
                             6.500%, 11/15/15
            7,000,000     Illinois Health Facilities Authority, Revenue Bonds,          1/06 at 102          Aaa     7,029,400
                             (Carle Foundation), Series 1996, 6.000%, 1/01/27
            2,100,000     Illinois Health Facilities Authority, Ingalls Health          1/00 at 102          Aaa     2,261,448
                             System Revenue Bonds, Series 1989 (The Ingalls
                             Memorial Hospital Project), 7.000%, 1/01/19
                             (Pre-refunded to 1/01/00)
                          Illinois Health Facilities Authority, Revenue Bonds
                          Series 1988-B, (Community Provider Pooled
                          Loan Program):
              169,000        7.900%, 8/15/03                                           No Opt. Call          Aaa       190,259
            1,181,000        7.900%, 8/15/03                                            5/97 at 102          Aaa     1,208,364
            5,000,000     State of Illinois General Obligation Bonds, Series of         8/04 at 102          AA-     4,993,300
                             August 1994, 5.875%, 8/01/19
                          State of Illinois, General Obligation Bonds, Series of
                          February 1995:
            3,065,000        6.100%, 2/01/19                                            2/05 at 102          Aaa     3,103,956
            5,545,000        6.100%, 2/01/20                                            2/05 at 102          Aaa     5,615,477
            5,000,000     The State of Illinois acting by the Department of             7/06 at 102          Aaa     4,850,400
                             Central Management Services for the benefit of
                             the Department of Public Aid, 5.650%, 7/01/17
            2,500,000     City of Chicago (Illinois), General Obligation Adjustable     7/02 at 101 1/2      Aaa     2,755,850
                             Rate Bonds, Central Public Library Project, Series C
                             of 1988, 6.850%, 1/01/17 (Pre-refunded to 7/01/02)
            5,000,000     City of Chicago, General Obligation Bonds, Project            1/02 at 102          Aaa     5,213,600
                             Series A of 1992, 6.250%, 1/01/12
                          Chicago School Reform Board of Trustees of the Board
                          of Education of the City of Chicago, Illinois, Unlimited
                          Tax General Obligation Bonds, (Dedicated Tax
                          Revenues), Series 1997:
            9,590,000        5.800%, 12/01/17 (WI)                                     12/07 at 102          Aaa     9,512,129
           10,000,000        5.750%, 12/01/27 (WI)                                     12/07 at 102          Aaa     9,781,200


                   Portfolio of Investments
                   Insured Municipal Bond--continued

  Principal                                                                             Optional Call                        Market
     Amount        Description                                                           Provisions*         Ratings**        Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Illinois -- continued
$ 1,500,000        Public Building Commission of Chicago, Cook County,                    1/98 at 102          Aaa      $ 1,567,170
                     Illinois, Building Revenue Bonds, Series A of 1988
                     (Community College District No. 508),
                     7.700%, 1/01/08 (Pre-refunded to 1/01/98)

 21,300,000        Public Building Commission of Chicago (Illinois)                      12/03 at 102          Aaa       20,949,828
                     Building Revenue Bonds, Series A of 1993
                     (Board of Education of the City of Chicago),
                     5.750%, 12/01/18

  6,540,000        Town of Cicero, Cook County, Illinois, General                        12/04 at 102          Aaa        6,886,489
                     Obligation Corporate Purpose Bonds, Series 1994A,
                     6.400%, 12/01/14

  2,500,000        Community College District No. 508, Cook County,                      No Opt. Call          Aaa        3,128,425
                     Illinois, Certificates of Participation,
                     8.750%, 1/01/07

  2,370,000        Board of Governors of State Colleges and Universities                  4/04 at 102          Aaa        2,476,295
                     (Illinois), Eastern Illinois University, Auxiliary
                     Facilities System Revenue Bonds, Series 1994A,
                     6.375%, 4/01/16

  4,000,000        Regional Transportation Authority, Cook, DuPage,                       6/03 at 102          Aaa        3,965,400
                     Kane, Lake, McHenry and Will Counties, Illinois,
                     General Obligation Refunding Bonds,
                     Series 1993C, 5.850%, 6/01/23
--------------------------------------------------------------------------------       ----------------------- ----    -------------
                   Indiana -- 4.7%
  3,750,000        City of Indianapolis, Indiana, Gas Utility System                      6/02 at 102          Aaa        3,834,825
                     Revenue Bonds, Series 1992 A, 6.200%, 6/01/23

  5,000,000        Indiana Health Facility Financing Authority, Hospital                  5/02 at 102          Aaa        5,223,200
                     Revenue Refunding and Improvement Bonds,
                     Series 1992 (Community Hospitals Projects),
                     6.400%, 5/01/12

  1,000,000        Indiana Municipal Power Agency, Power Supply                           1/00 at 102          Aaa        1,080,150
                     System Revenue Bonds, 1990 Series A,
                     7.100%, 1/01/15 (Pre-refunded to 1/01/00)

  5,000,000        Indiana Municipal Power Agency, Power Supply System                    1/03 at 102          Aaa        5,048,150
                     Revenue Bonds, 1993 Series A, 6.125%, 1/01/19

  5,350,000        Jasper County, Indiana, Collateralized Pollution                       7/01 at 102          Aaa        5,796,779
                     Control Refunding Revenue Bonds (Northern
                     Indiana Public Service Company Project), Series 1991,
                     7.100%, 7/01/17


                                                                                     Nuveen Municipal Bond Funds
                                                                                     April 30, 1997 Annual Report

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Indiana -- continued

$ 2,000,000     Lawrence Central High School Building Corporation,          7/00 at 102   Aaa        $ 2,186,320
                  Marion County, Indiana, First Mortgage Bonds,
                  Series 1990, 7.250%, 7/01/08
                  (Pre-refunded to 7/01/00)

  3,300,000     Marion County Convention and Recreational Facilities        6/01 at 102   Aaa          3,627,789
                  Authority (Indiana), Excise Taxes Lease Rental
                  Revenue Bonds, Series 1991B, 7,000%, 6/01/21
                  (Pre-refunded to 6/01/01)

  2,250,000     Hospital Authority of Monroe County, Hospital Revenue       5/99 at 101   Aaa          2,366,370
                  Refunding Bonds, Series 1989 (Bloomington
                  Hospital Project), 7.125%, 5/01/11

  1,000,000     City of Princeton, Indiana, Pollution Control Refunding     3/00 at 102   Aaa          1,078,320
                  Revenue Bonds, 1990 Series (Public Service
                  Company of Indiana, Inc. Project C),
                  7.375%, 3/15/12

  2,000,000     Hospital Authority of St. Joseph County (Indiana),          8/01 at 102   Aaa          2,167,560
                  Fixed Rate Hospital Revenue Refunding Bonds,
                  Series 1991A (Memorial Hospital of South Bend
                  Project), 7.000%, 8/15/20

  2,190,000     Shelby County Jail Building Corporation, First Mortgage     7/02 at 102   Aaa          2,389,005
                  Bonds (Shelby County, Indiana), 6.500%, 7/15/09
                  (Pre-refunded to 7/15/02)

  2,265,000     Southwest Allen Multi School Bldg. Corp., First             1/02 at 101   Aaa          2,387,129
                  Mortgage Refunding Bonds, Series 1992 B,
                  Fort Wayne, Indiana, 6.375%, 1/15/09
----------------------------------------------------------------------------------------------------------------
                Kentucky -- 0.8%

  5,000,000     Kentucky Economic Development Finance Authority,            2/07 at 102   AAA          4,841,150
                  Hospital Revenue and Refunding Revenue Bonds,
                  Series 1997 (Pikeville United Methodist Hospital
                  of Kentucky, Inc. Project), 5.700%, 2/01/28

  1,000,000     Louisville and Jefferson County Metropolitan Sewer          5/00 at 102   Aaa          1,093,020
                  District (Commonwealth of Kentucky) Drainage
                  Revenue Bonds, Series 1989, 7.350%, 5/01/19
                  (Pre-refunded to 5/01/00)
----------------------------------------------------------------------------------------------------------------
             Louisiana -- 3.4%

  7,000,000     Louisiana Public Facilities Authority, Hospital Revenue     5/02 at 102   Aaa          7,705,530
                  Refunding Bonds (Southern Baptist Hospital
                  Project), Series 1992, 6.800%, 5/15/12
                  (Pre-refunded to 5/15/02)

                -------


                Portfolio of Investments
                Insured Municipal Bond -- continued

   Principal                                                                Optional Call                 Market
      Amount    Description                                                   Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
                Louisiana -- continued

$ 1,615,000     Louisiana Public Facilities Authority, Fixed Rate Health    12/98 at 102  Aaa        $ 1,729,310
                  and Education Capital Facilities Revenue Bonds
                  (West Jefferson Medical Center), Series 1985D,
                  7.900%, 12/01/15

                State of Louisiana General Obligation Bonds,
                Series 1992-A:
  5,000,000       6.500%, 5/01/09                                           5/02 at 102   Aaa          5,375,350
  2,000,000       6.500%, 5/01/12                                           5/02 at 102   Aaa          2,142,800

  5,640,000     Orleans Parish Parishwide School District, General          3/06 at 100   Aaa          5,096,530
                  Obligation Bonds, Series 1996, 5.000%, 9/01/20

  4,750,000     Hospital Service District No. 1 of the Parish of            2/04 at 102   Aaa          4,899,530
                  Tangipahoa, State of Louisiana, Hospital Revenue
                  Bonds (Series 1994), 6.250%, 2/01/24
----------------------------------------------------------------------------------------------------------------
                Maine -- 3.7%

  3,175,000     Maine Health and Higher Educational Facilities              7/04 at 102   Aaa          3,521,710
                  Authority, Revenue Bonds, Series 1994B,
                  7.000%, 7/01/24

 11,500,000     Maine Health and Higher Educational Facilities              7/05 at 102   Aaa         11,533,810
                  Authority, Revenue Bonds, Series 1995A,
                  5.875%, 7/01/25

 12,750,000     Maine State Housing Authority, Mortgage Purchase            5/06 at 102   Aaa         13,073,340
                Bonds, 1996 Series B-2 (AMT), 6.450%, 11/15/26
                (Alternative Minimum Tax)

                Town of Old Orchard Beach, Maine, 1992 General
                Obligation Bonds:

    750,000       6.650%, 9/01/09                                           9/02 at 103   Aaa            818,813
    500,000       6.650%, 9/01/10                                           9/02 at 103   Aaa            545,380
----------------------------------------------------------------------------------------------------------------
                Maryland -- 0.1%

  1,000,000     Morgan State University, Maryland, Academic Fees            7/00 at 102   Aaa          1,087,110
                  and Auxiliary Facilities Fees Revenue Bonds,
                  1990 Series A, 7.000%, 7/01/20
                  (Pre-refunded to 7/01/00)
----------------------------------------------------------------------------------------------------------------
                Massachusetts -- 3.9%

  1,250,000     Massachusetts Bay Transportation Authority,                 8/00 at 102   Aaa          1,383,588
                  Certificates of Participation, 1990 Series A,
                  7.650%, 8/01/15 (Pre-refunded to 8/01/00)

                 ------

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

            Principal                                                              Optional Call                    Market
               Amount     Description                                                Provisions*   Ratings**         Value
--------------------------------------------------------------------------------------------------------------------------
                          Massachusetts -- continued

          $ 2,000,000     Massachusetts Health and Educational Facilities             4/00 at 102        Aaa   $ 2,180,020
                            Authority, Revenue Bonds, Capital Asset Program
                            Issue, Series F, 7.300%, 10/01/18
                            (Pre-refunded to 4/01/00)

            3,400,000     Massachusetts Health and Educational Facilities             7/02 at 102        Aaa     3,620,320
                            Authority, Revenue Bonds, New England Medical
                            Center Hospitals Issue, Series F, 6.625%, 7/01/25

            4,000,000     Massachusetts Health and Educational Facilities             7/02 at 102        Aaa     4,255,600
                            Authority, Revenue Bonds, South Shore Hospital
                            Issue, Series D, 6.500%, 7/01/22

           11,050,000     Massachusetts Health and Educational Facilities            11/03 at 102        AAA    10,011,853
                            Authority, Revenue Bonds, Cape Cod Health
                            Systems, Inc. Issue, Series A, 5.250%, 11/15/21

            4,000,000     Massachusetts Health and Educational Facilities            10/05 at 102        Aaa     4,019,760
                            Authority, Revenue Bonds, Berkshire Health
                            Systems Issue, Series D, 6.000%, 10/01/19

            3,500,000     City of Boston, Massachusetts, Revenue Bonds, Boston        8/00 at 102        Aaa     3,871,385
                            City Hospital (FHA Insured Mortgage), Series A,
                            7.625%, 2/15/21 (Pre-refunded to 8/15/00)

            1,150,000     City of Haverhill, Massachusetts, General Obligation        6/02 at 102        Aaa     1,261,033
                            Municipal Purpose Loan of 1992, Series A,
                            7.000%, 6/15/12
------------------------------------------------------------------------------------------------------------------------------------
                          Michigan -- 6.1%

            5,000,000     Michigan State Hospital Finance Authority, Hospital        11/06 at 102        Aaa     5,010,200
                            Revenue Bonds, (Sparrow Obligated Group), Series
                            1996, 5.900%, 11/15/26

            8,280,000     Michigan State Housing Development Authority, Rental        4/07 at 102        Aaa     8,255,408
                            Housing Revenue Bonds, 1997 Series A (AMT),
                            6.100%, 10/01/33 (Alternative Minimum Tax)

            2,000,000     Michigan Strategic Fund Limited Obligation Refunding       12/01 at 102        Aaa     2,160,240
                            Revenue Bonds (The Detroit Edison Company Pollution
                            Control Bonds Project), Collateralized Series 1991DD,
                            6.875%, 12/01/21

           12,130,000     City of Bay City, County of Bay, State of Michigan, 1991   No Opt. Call        Aaa     2,939,706
                            General Obligation Unlimited Tax Street Improvement
                            Bonds, 0.000%, 6/01/21

Portfolio of Investments
Insured Municipal Bond - continued

            Principal                                                              Optional Call                    Market
               Amount     Description                                                Provisions*   Ratings**         Value
--------------------------------------------------------------------------------------------------------------------------
                          Michigan -- continued

          $ 5,000,000     Caledonia Community Schools, Counties of Kent, Allegan      5/02 at 102        Aaa   $ 5,486,400
                            and Barry, State of Michigan, 1992 School Building and
                            Site and Refunding Bonds (General Obligation -- Unlimited
                            Tax), 6.700%, 5/01/22 (Pre-refunded to 5/01/02)

            2,500,000     Chelsea School District, Counties of Washtenaw and          5/05 at 101        Aaa     2,530,300
                            Jackson, State of Michigan, 1995 School Building and
                            Site Bonds (General Obligation -- Unlimited Tax),
                            6.000%, 5/01/19

            2,000,000     City of Detroit, Michigan, Sewage Disposal System           7/01 at 102        Aaa     2,173,460
                            Revenue Bonds, Series 1991, 6.625%, 7/01/21
                            (Pre-refunded to 7/01/01)

           14,690,000     Detroit/Wayne County Stadium Authority,                     2/07 at 102        Aaa    13,637,902
                            (State of Michigan), Building Authority (Stadium)
                            Bonds, Series 1997, (Wayne County Limited Tax
                            General Obligation), 5.250%, 2/01/27

            6,085,000     School District of the City of River Rouge, County of   5/03 at 101 1/2        Aaa     5,910,178
                            Wayne, State of Michigan, 1993 School Building and
                            Site Bonds (General Obligation -- Unlimited Tax),
                            5.625%, 5/01/22
--------------------------------------------------------------------------------------------------------------------------
                          Mississippi -- 0.8%

            6,400,000     Medical Center Educational Building Corporation            12/04 at 102        Aaa     6,411,200
                            (Mississippi), Revenue Bonds, Series 1993 (University
                            of Mississippi Medical Center Project),
                            5.900%, 12/01/23
--------------------------------------------------------------------------------------------------------------------------
                          Missouri -- 1.0%

            7,950,000     St. Louis Municipal Finance Corporation, City Justice       2/06 at 102        Aaa     8,136,746
                            Center, Leasehold Revenue Improvement Bonds, Series
                            1996A, (City of St. Louis, Missouri, Lessee),
                            5.950%, 2/15/16
--------------------------------------------------------------------------------------------------------------------------
                          Nevada -- 0.6%

            2,500,000     County of Churchill, Nevada, Health Care Facilities         1/04 at 102        Aaa     2,510,650
                            Revenue Bonds (Western Health Care Network, Inc.),
                            Series 1994A, 6.000%, 1/01/24

            2,000,000     Clark County, Nevada, Industrial Development Refunding     10/02 at 102        Aaa     2,205,500
                            Revenue Bonds (Nevada Power Company Project)
                            Series 1992C, 7.200%, 10/01/22
--------------------------------------------------------------------------------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

            Principal                                                              Optional Call                    Market
               Amount     Description                                                Provisions*   Ratings**         Value
--------------------------------------------------------------------------------------------------------------------------
                          New Hampshire -- 0.4%

           $2,850,000     New Hampshire Higher Educational and Health Facilities      7/02 at 102        Aaa    $2,923,245
                            Authority, Revenue Refunding Bonds, University System
                            of New Hampshire Issue, Series 1992, 6.250%, 7/01/20
--------------------------------------------------------------------------------------------------------------------------
                          New Jersey -- 0.4%

            1,480,000     New Jersey Housing and Mortgage Finance Agency,             4/98 at 103        Aaa     1,547,162
                            Home Mortgage Purchase Revenue Bonds, 1987 Series
                            B (Remarketing), 8.100%, 10/01/17

            1,820,000     Housing Finance Corporation of the Township of              6/97 at 104        Aaa     1,898,606
                            Pennsauken (Pennsauken, New Jersey), Section
                            8 Assisted Housing Revenue Bonds (Pennsauken
                            Housing Associates -- 1979 Elderly Project),
                            8.000%, 4/01/11
--------------------------------------------------------------------------------------------------------------------------
                          New Mexico -- 1.0%

            3,000,000     City of Albuquerque, New Mexico, Hospital System            8/97 at 102        Aaa     3,079,650
                            Revenue Bonds, 1992 Series B (Presbyterian Healthcare
                            Services), 6.600%, 8/01/07

            4,445,000     City of Farmington, New Mexico, Pollution Control Revenue  12/02 at 102        Aaa     4,649,070
                            Refunding Bonds, 1992 Series A (Public Service
                            Company of New Mexico, San Juan and Four Corners
                            Projects), 6.375%, 12/15/22
--------------------------------------------------------------------------------------------------------------------------
                          New York -- 9.7%

            8,375,000     Dormitory Authority of the State of New York, Mount Sinai   7/04 at 102        Aaa     7,464,386
                            School of Medicine, Insured Revenue Bonds, Series
                            1994A, 5.000%, 7/01/21

                          Metropolitan Transportation Authority, Commuter
                          Facilities Revenue Bonds, Series 1992B:
            4,955,000       6.250%, 7/01/17                                           7/02 at 102        Aaa     5,138,137
            6,925,000       6.250%, 7/01/22                                           7/02 at 102        Aaa     7,156,226

            5,000,000     Metropolitan Transportation Authority, Commuter Facilities  7/04 at 101 1/2    Aaa     5,258,000
                            Revenue Bonds, Series 1994A, 6.375%, 7/01/18

            5,000,000     Metropolitan Transportation Authority, Commuter Facilities  7/07 at 101 1/2    Aaa     4,865,150
                            Revenue Bonds, Series 1997A, 5.625%, 7/01/27

              285,000     The City of New York, General Obligation Bonds, Fiscal      8/02 at 101 1/2    Aaa       306,899
                            1992 Series C, 6.625%, 8/01/12

            5,715,000     The City of New York, General Obligation Bonds, Fiscal      8/02 at 101 1/2    Aaa     6,261,868
                            1992 Series C, Fixed Rate Bonds, Subseries C-1,
                            6.625%, 8/01/12 (Pre-refunded to 8/01/02)

                                  Portfolio of Investments
                                  Insured Municipal Bond - continued

             Principal                                                                           Optional Call                Market
                Amount            Description                                                      Provisions* Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
                                  New York -- continued
       $    3,010,000             The City of New York, General Obligation Bonds, Fiscal       5/03 at 101 1/2       Aaa  $3,060,719
                                    1993 Series E, 6.000%, 5/15/16

            3,750,000             The City of New York, General Obligation Bonds, Fiscal       2/02 at 101 1/2       Aaa   4,078,800
                                    1992 Series B, 7.000%, 2/01/18

            6,330,000             New York City Municipal Water Finance Authority, Water       6/01 at 101           Aaa   6,771,138
                                    and Sewer System Revenue Bonds, Fiscal 1992 Series A,
                                    6.750%, 6/15/16

            2,025,000             New York City Municipal Water Finance Authority, Water       6/99 at 101 1/2       Aaa   2,150,003
                                    and Sewer System Revenue Bonds, Fiscal 1990
                                    Series A, 6.750%, 6/15/14 (Pre-refunded to 6/15/99)

            4,470,000             New York City Municipal Water Finance Authority,             6/02 at 101 1/2       Aaa   4,439,962
                                    Water and Sewer System Revenue Bonds,
                                    Fiscal 1993  Series A, 5.750%, 6/15/18

            3,900,000             New York City Transit Authority, Transit Facilities          No Opt. Call          Aaa   3,783,975
                                    Refunding Revenue Bonds, Series 1993 (Livingston
                                    Plaza Project), 5.400%, 1/01/18

                                  New York City Industrial Development Agency, Civic
                                  Facility Revenue Bonds, (USTA National Tennis Center
                                  Incorporated Project):
            3,500,000               6.500%, 11/15/10                                           11/04 at 102          Aaa   3,797,430
            3,000,000               6.600%, 11/15/11                                           11/04 at 102          Aaa   3,273,360

            5,240,000             Triborough Bridge and Tunnel Authority, Special              1/01 at 102           Aaa   5,638,869
                                    Obligation Refunding Bonds, Series 1991B,
                                    6.875%, 1/01/15
            3,015,000             Triborough Bridge and Tunnel Authority, Special Obligation   1/02 at 100           Aaa   2,907,726
                                    Bonds, Series 1992, 5.500%, 1/01/17
------------------------------------------------------------------------------------------------------------------------------------
                                  North Carolina -- 1.3%

           10,000,000             North Carolina Eastern Municipal Power Agency, Power         1/07 at 102           Aaa   9,952,900
                                    System Revenue Bonds, Refunding Series 1996A,
                                    5.700%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
                                  Ohio -- 0.5%

            1,000,000             Board of Education, City School District of Columbus,        12/00 at 102          Aaa   1,094,580
                                    Franklin County, Ohio, General Obligation Bonds,
                                    Series 1990-A (Unlimited Tax) For School Building
                                    Renovation and Improvement, 7.000%, 12/01/11
                                    (Pre-refunded to 12/01/00)


                                  40

                                                                                            Nuveen Municipal Bond Funds
                                                                                           April 30, 1997 Annual Report

     Principal                                                                 Optional Call                     Market
        Amount     Description                                                   Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
                   Ohio-- continued

    $2,500,000     Dublin City School District, Franklin, Delaware and          12/02 at 102       Aaa      $ 2,593,875
                     Union Counties, Ohio, Various Purpose School Building
                     Construction and Improvement Bonds (General
                     Obligation -- Unlimited Tax), 6.200%, 12/01/19
-----------------------------------------------------------------------------------------------------------------------
                   Oklahoma -- 2.0%

     5,000,000     Oklahoma Industries Authority, Health System Revenue          8/05 at 102       Aaa        5,285,200
                     Bonds (Obligated Group consisting of Baptist Medical
                     Center of Oklahoma, Inc., South Oklahoma City
                     Hospital Corporation and Baptist Rural Health System,
                     Inc.), Series 1995C, Fixed Rate Bonds, 6.250%, 8/15/12

       265,000     Muskogee County Home Finance Authority (Oklahoma)             6/00 at 102       Aaa          278,499
                     Single Family Mortgage Revenue Refunding Bonds,
                     Series 1990A, 7.600%, 12/01/10

    10,525,000     Tulsa Metropolitan Utility Authority (Tulsa, Oklahoma),       9/05 at 102       Aaa       10,465,113
                     Utility Revenue Bonds, Series 1995, 5.750%, 9/01/19
-----------------------------------------------------------------------------------------------------------------------
                   Pennsylvania -- 1.1%

     3,000,000     North Penn Water Authority (Montgomery County,               11/04 at 101       Aaa        3,401,310
                     Pennsylvania), Water Revenue Bonds, Series of 1994,
                     7.000%, 11/01/24 (Pre-refunded to 11/01/04)

     3,900,000     The Philadelphia Municipal Authority, Philadelphia,          11/01 at 102       Aaa        4,338,165
                     Pennsylvania, Justice Lease Revenue Bonds, 1991
                     Series B, 7.125%, 11/15/18 (Pre-refunded to 11/15/01)

     1,000,000     Washington County Hospital Authority (Pennsylvania),          7/00 at 102       Aaa        1,075,790
                     Hospital Revenue Refunding Bonds, Series A of 1990
                     (The Washington Hospital Project), 7.150%, 7/01/17
-----------------------------------------------------------------------------------------------------------------------
                   Rhode Island -- 1.4%

     2,250,000     Rhode Island Depositors Economic Corporation,                 8/02 at 102       Aaa        2,468,565
                     Special Obligation Bonds, 1992 Series A, 6.625%,
                     8/01/19 (Pre-refunded to 8/01/02)

     4,000,000     City of Cranston, Rhode Island, General Obligation        7/01 at 101 1/2       Aaa        4,419,480
                     Bonds, 7.200%, 7/15/11 (Pre-refunded to 7/15/01)

     3,130,000     Kent County Water Authority (Rhode Island), General           7/04 at 102       Aaa        3,300,241
                     Revenue Bonds, 1994 Series A, 6.350%, 7/15/14

     1,000,000     Providence Housing Development Corporation,                  7/04 at 102        Aaa        1,044,510
                     Mortgage Revenue Refunding Bonds, Series 1994A
                     (FHA Insured Mortgage Loan -- Barbara Jordan
                     Apartments Project) (Providence, Rhode Island),
                     6.650%, 7/01/15

                   41

                  Portfolio of Investments
                  Insured Municipal Bond -- continued

     Principal                                                                  Optional Call                      Market
        Amount    Description                                                     Provisions*    Ratings*           Value
-------------------------------------------------------------------------------------------------------------------------
                  South Carolina -- 2.6%

    $1,000,000    City of Aiken, South Carolina, Water and Sewer                  1/00 at 102         Aaa     $ 1,076,270
                    System Revenue Refunding and Capital Improvement
                    Bonds, Series 1990, 7.250%, 1/01/14

                  Charleston County, South Carolina, Charleston Public
                  Facilities Corporation, Certificates of Participation,
                  Series 1994B:
     1,430,000      6.875%, 6/01/14 (Pre-refunded to 6/01/04)                     6/04 at 102         Aaa      1,612,525
        70,000      6.875%, 6/01/14                                               6/04 at 102         Aaa         77,077
     2,385,000      7.000%, 6/01/19 (Pre-refunded to 6/01/04)                     6/04 at 102         Aaa      2,707,070
       115,000      7.000%, 6/01/19                                               6/04 at 102         Aaa        127,464

     5,600,000    Charleston County, South Carolina, Charleston Public            6/05 at 101         Aaa      5,381,768
                    Facilities Corporation, Certificates of Participation,
                    Series 1995, 5.500%, 12/01/20

     5,435,000    Greenville Memorial Auditorium District, Public Facilities      3/06 at 102         Aaa      5,360,268
                    Corporation, Greenville Memorial Auditorium District,
                    Taxable Certificates of Participation (Bi-Lo Center
                    Project), Series 1996C, 5.750%, 3/01/22

     2,000,000    City of Rock Hill, South Carolina, Combined Utility System      1/00 at 102         Aaa      2,155,340
                    Revenue Bonds, Series 1990, 7.000%, 1/01/20
                    (Pre-refunded to 1/01/00)

     2,000,000    City of Rock Hill, South Carolina, Combined Utility             1/01 at 102         Aaa      2,074,700
                    System Revenue Bonds, Series 1991,
                    6.375%, 1/01/15
-------------------------------------------------------------------------------------------------------------------------
                  South  Dakota -- 0.1%

     1,000,000    South Dakota Health and Educational Facilities Authority,       7/00 at 102         Aaa      1,092,230
                    Revenue Bonds, Series 1990 (McKennan Hospital Issue),
                    7.250%, 7/01/15 (Pre-refunded to 7/01/00)
-------------------------------------------------------------------------------------------------------------------------
                  Texas -- 5.6%

     6,080,000    Texas Health Facilities Development Corporation,                8/03 at 102         Aaa      6,295,840
                    Hospital Revenue Bonds (All Saints Episcopal
                    Hospitals of Fort Worth Project), Series 1993B,
                    6.250%, 8/15/22

     3,000,000    Bexar County (Texas), Health Facilities Development             8/04 at 102         Aaa      3,260,010
                    Corporation, Hospital Revenue Bonds (Baptist
                    Memorial Hospital System Project), Series 1994,
                    6.750%, 8/15/19

     4,575,000    Harris County, Texas, Toll Road Senior Lien Revenue             8/02 at 102         Aaa      4,997,546
                    Refunding Bonds, Series 1992A, 6.500%, 8/15/17
                    (Pre-refunded to 8/15/02)

                  ====
                  42

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report


  Principal                                                               Optional Call                         Market
     Amount   Description                                                   Provisions*       Ratings**          Value
----------------------------------------------------------------------------------------------------------------------
              Texas -- continued
 $1,000,000   Harris County Hospital District Refunding Revenue           No Opt. Call              Aaa    $ 1,180,670
                Bonds, Texas, Series 1990, 7.400%, 2/15/10
    500,000   City of Houston, Texas, Senior Lien Hotel Occupancy Tax      7/01 at 100              Aaa        542,350
                and Parking Facilities, Weekly Adjustable/Fixed Rate
                Revenue Bonds, Series 1985, Custodial Receipts,
                Series A, 7.000%, 7/01/15 (Pre-refunded to 7/01/01)
    825,000   Lower Colorado River Authority, Priority Refunding           1/01 at 102              Aaa        891,214
                Revenue Bonds, Series 1991, Series B, 7.000%, 1/01/11
              Ratama Development Corporation, Special Facilities
              Revenue Bonds, (Ratama Park Racetrack Project)Series 1993
  9,715,000     8.750%, 12/15/18                                          No Opt. Call              Aaa     13,302,457
  5,405,000     10.000%, 12/15/20                                         No Opt. Call              Aaa      8,328,347
  5,000,000   Tarrant County Health Facilities Development Corporation,   No Opt. Call              Aaa      5,191,500
                Hospital Revenue Refunding and Improvement Bonds
                (Fort Worth Osteopathic Hospital, Inc. Project)
                Series 1993, 6.000%, 5/15/21
----------------------------------------------------------------------------------------------------------------------
              Utah -- 1.5%

  8,055,000   State of Utah, State Building Ownership Authority, Lease    11/05 at 100              Aaa      7,924,508
                Revenue Bonds (State Facilities Master Lease Program),
                Series 1995A, 5.750%, 5/15/18
    220,000   Utah Housing Finance Agency, Single Family Mortgage         No Opt. Call               AA        227,970
                Senior Bonds, 1988 Issue C (Federally Insured or
                Guaranteed Mortgage Loans), 8.375%, 7/01/19
  3,500,000   White City Water Improvement District, Salt Lake             2/05 at 100              Aaa      3,722,950
                County, Utah, General Obligation Water Bonds,
                Series 1995, 6.600%, 2/01/25
----------------------------------------------------------------------------------------------------------------------
              Washington -- 1.5%

  5,000,000   Washington Public Power Supply System, Nuclear              No Opt. Call              Aaa      5,065,500
                Project No. 2 Refunding Revenue Bonds,
                Series 1993B, 5.400%, 7/01/05
  2,500,000   Washington Public Power Supply System, Nuclear               7/99 at 102              Aaa      2,688,200
                Project No. 3 Refunding Revenue Bonds, Series
                1989A, 7.250%, 7/01/16 (Pre-refunded to 7/01/99)
  1,500,000   City of Marysville, Washington, Water and Sewer             12/03 at 100              Aaa      1,674,960
                Revenue Bonds, Series 1991, 7.000%, 12/01/11
                (Pre-refunded to 12/01/03)

              Portfolio of Investments
              Insured Municipal Bond - continued

   Principal                                                              Optional Call                         Market
      Amount  Description                                                  Provisions*        Ratings**          Value
----------------------------------------------------------------------------------------------------------------------
              Washington -- continued
  $2,000,000  Bellingham School District No. 501, Whatcom                  12/04 at 100             Aaa    $ 2,067,180
                County, Washington, Unlimited Tax General
                Obligation Bonds, Series 1994, 6.125%, 12/01/13
----------------------------------------------------------------------------------------------------------------------
              West Virginia -- 0.1%

   1,000,000  School Building Authority of West Virginia, Capital           7/00 at 102             Aaa      1,093,160
                Improvement Revenue Bonds, Series 1990A, 7.250%,
                7/01/15 (Pre-refunded to 7/01/00)
----------------------------------------------------------------------------------------------------------------------
              Wisconsin -- 1.8%

  10,410,000  Wisconsin Health and Educational Facilities Authority,        2/07 at 102             Aaa     10,085,103
                Revenue Bonds, (Sisters of the Sorrowful Mother --
                Ministry Corporation), Series 1997A,
                5.700%, 8/15/26
   1,000,000  Wisconsin Municipal Insurance Commission, Revenue            10/97 at 102             Aaa      1,039,480
                Bonds, Series 1987, 8.700%, 4/01/07
   2,000,000  City of Superior, Wisconsin, Limited Obligation              No Opt. Call             Aaa      2,314,520
                Refunding Revenue Bonds (Midwest Energy Resources
                Company Project) Series E-1991,
                6.900%, 8/01/21
   1,000,000  School District of Three Lakes, Forest and Oneida             4/03 at 100             Aaa      1,100,210
                Counties, Wisconsin, General Obligation Refunding
                Bonds, 6.750%, 4/01/12 (Pre-refunded to 4/01/03)
----------------------------------------------------------------------------------------------------------------------
              Wyoming -- 0.3%

   2,000,000  The Trustees of the University of Wyoming, Facilities         6/00 at 101             Aaa      2,131,960
                Revenue Bonds, Series 1991, 7.100%, 6/01/10
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico -- 0.5%

   3,750,000  Commonwealth of Puerto Rico, Public Improvement           7/02 at 101 1/2             Aaa      4,114,837
                Bonds of 1992 (General Obligation Bonds),
                6.600%, 7/01/13 (Pre-refunded to 7/01/02)
----------------------------------------------------------------------------------------------------------------------
$762,725,000  Total Investments -- (cost $741,510,518) -- 98.7%                                            779,438,466
----------------------------------------------------------------------------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report


  Principal                                                      Optional Call                  Market
     Amount   Description                                          Provisions*  Ratings**        Value
------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities -- 2.6%

 $8,000,000   The Medical Clinic Board of the City of                     A-1+             $ 8,000,000
                Birmingham-UAHSF, Medical Clinic Revenue Bonds,
                UAHSF Series 1001, Variable Rate Demand Bonds,
                3.850%, 12/01/26+

  9,500,000   City of Chicago,Chicago-O'Hare International Airport,        P-1               9,500,000
                Special Facility Revenue Bonds, (American Airlines, Inc.
                Project), Series 1983B, Variable Rate Demand Bonds,
                3.850%, 12/01/17+

  3,000,000   The Economic Development Corporation of the County           P-1               3,000,000
                of Delta, Michigan, Environmental Improvement Revenue
                Refunding Bonds, 1985 Series F, (Mead-Escanaba Paper
                Company Project), Variable Rate Demand Bonds, 3.850%, 12/01/13+
------------------------------------------------------------------------------------------------------
$20,500,000   Total Temporary Investments -- 2.6%                                           20,500,000
===========-------------------------------------------------------------------------------------------
              Other Assets Less Liabilities -- (1.3)%                                       (9,922,134)
              ----------------------------------------------------------------------------------------
              Net Assets -- 100%                                                          $790,016,332
              ========================================================================================

          All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

          * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

          ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

          (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

          + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Statement of Net Assets
April 30, 1997

                                                                                               Insured
                                                                      Municipal Bond    Municipal Bond
------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)         $2,818,580,455      $779,438,466
Temporary investments in short-term municipal securities,
  at amortized cost, which approximates market value (note 1)                      -        20,500,000
Receivables:
  Interest                                                                55,776,789        14,092,877
  Shares sold                                                                299,253           322,049
  Investments sold                                                         9,699,225            30,000
Other assets                                                                 639,304           188,678
------------------------------------------------------------------------------------------------------
    Total assets                                                       2,884,995,026       814,572,070
------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                             9,964,895         2,497,884
Payables:
  Investments purchased                                                   11,310,186        19,041,120
  Shares redeemed                                                          1,564,028           179,380
Accrued expenses:
  Management fees (note 6)                                                 1,049,863           308,078
  12b-1 distribution and service fees (notes 1 and 6)                         15,177            15,214
  Other                                                                      561,046           211,260
Dividends payable                                                          9,722,871         2,302,802
------------------------------------------------------------------------------------------------------
    Total liabilities                                                     34,188,066        24,555,738
------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                   $2,850,806,960      $790,016,332
======================================================================================================
Class A Shares (note 1)
Net assets                                                            $   70,330,660      $ 69,291,034
Shares outstanding                                                         7,691,375         6,497,792
Net asset value and redemption price per share                        $         9.14      $      10.66
Offering price per share (net asset value per share plus
  maximum sales charge of 4.20% of offering price)                    $         9.54      $      11.13
======================================================================================================
Class B Shares (note 1)
Net assets                                                            $      468,403      $    488,115
Shares outstanding                                                            51,212            45,766
Net asset value, offering and redemption price per share              $         9.15      $      10.67
======================================================================================================
Class C Shares (note 1)
Net assets                                                            $    5,359,886      $  5,615,083
Shares outstanding                                                           586,562           531,552
Net asset value, offering and redemption price per share              $         9.14      $      10.56
======================================================================================================
Class R Shares (note 1)
Net assets                                                            $2,774,648,011      $714,622,100
Shares outstanding                                                       303,309,714        67,284,174
Net asset value, offering and redemption price per share              $         9.15      $      10.62
======================================================================================================
                                               See accompanying notes to financial statements.



Statement of Operations                                                                               Nuveen Municipal Bond Funds
                                                                                                     April 30, 1997 Annual Report


                                                                                                              Insured
                                                                      Municipal Bond                       Municipal Bond
                                                           ----------------------------------   ----------------------------------
                                                           Two months ended        Year ended   Two months ended        Year ended
                                                                    4/30/97           2/28/97            4/30/97           2/28/97
---------------------------------------------------------------------------------------------   ----------------------------------
Investment Income

Tax-exempt interest income (note 1)                          $   28,125,731     $  170,495,195      $  7,896,365    $   47,345,542
----------------------------------------------------------------------------------------------  ----------------------------------
Expenses
 Management fees (note 6)                                         2,148,330         12,969,912           631,735         3,795,515
 12b-1 service fees -- Class A (notes 1 and 6)                       23,211            133,192            22,905           140,125
 12b-1 distribution and service fees -- Class B (notes 1
  and 6)                                                                374                 16               594               141
 12b-1 distribution and service fees -- Class C (notes 1
  and 6)                                                              6,377             32,590             6,861            51,506
 Shareholders' servicing agent fees and expenses                    405,201          2,262,180           116,297           710,003
 Custodian's fees and expenses                                       46,057            346,413            16,679           135,049
 Trustees' fees and expenses (note 6)                                10,919             39,906             3,007            11,034
 Professional fees                                                   16,549            118,365            26,721            32,377
 Shareholders' reports -- printing and mailing expenses              71,466            367,875            36,513           160,896
 Federal and state registration fees                                 11,582             78,234             5,353            97,491
 Portfolio insurance expense                                              -                  -             3,383            16,767
 Other expenses                                                      26,833            164,015             7,592            51,618
----------------------------------------------------------------------------------------------  ----------------------------------
Total expenses                                                    2,766,899         16,512,698           877,640         5,202,522
----------------------------------------------------------------------------------------------  ----------------------------------
Net investment income                                            25,358,832        153,982,497         7,018,725        42,143,020
----------------------------------------------------------------------------------------------  ----------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions
 (notes 1 and 4)                                                    124,391         13,454,600          (986,589)       (1,089,131)
Net change in unrealized appreciation or depreciation
 of investments                                                 (29,401,558)       (11,748,742)      (10,703,435)       (7,672,084)
----------------------------------------------------------------------------------------------  ----------------------------------
 Net gain (loss) from investments                               (29,277,167)         1,705,858       (11,690,024)       (8,761,215)
----------------------------------------------------------------------------------------------  ----------------------------------
Net increase (decrease) in net assets from operations        $   (3,918,335)    $  155,688,355      $ (4,671,299)    $  33,381,805
----------------------------------------------------------------------------------------------  ----------------------------------

                                                                         See accompanying notes to financial statements.

Statement of Changes in Net Assets

                                                                                    Municipal Bond
                                                                 --------------------------------------------------
                                                                 Two months ended       Year ended       Year ended
                                                                          4/30/97          2/28/97          2/29/96
-------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                              $   25,358,832   $  153,982,497   $  156,911,846
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                        124,391       13,454,600       10,618,706
Net change in unrealized appreciation or depreciation
   of investments                                                     (29,401,558)     (11,748,742)      84,862,109
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                  (3,918,335)     155,688,355      252,392,661
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Class A                                                               (605,734)      (2,735,302)        (707,943)
   Class B                                                                 (1,502)             (45)             N/A
   Class C                                                                (38,827)        (146,481)         (30,677)
   Class R                                                            (24,664,380)    (151,041,117)    (157,137,272)
From accumulated net realized gains from
   investment transactions:
   Class A                                                                      -         (304,876)         (63,661)
   Class B                                                                      -                -              N/A
   Class C                                                                      -          (19,401)          (3,523)
   Class R                                                                      -      (13,873,562)      (8,354,729)
-------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders             (25,310,443)    (168,120,784)    (166,297,805)
-------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                       32,164,961      288,845,641      492,450,182
Net proceeds from shares issued to shareholders
   due to reinvestment of distributions                                19,772,961      133,505,722      124,215,111
-------------------------------------------------------------------------------------------------------------------
                                                                       51,937,922      422,351,363      616,665,293
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (63,401,060)    (436,065,365)    (526,292,941)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from Fund share transactions                                       (11,463,138)     (13,714,002)      90,372,352
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 (40,691,916)     (26,146,431)     176,467,208
Net assets at the beginning of period                               2,891,498,876    2,917,645,307    2,741,178,099
-------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                    $2,850,806,960   $2,891,498,876   $2,917,645,307
===================================================================================================================
Balance of undistributed net investment income at end of period    $    1,277,538   $    1,229,149   $    1,169,597
===================================================================================================================
N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.

                                                                    See accompanying notes to financial statements.


                                                                                        Nuveen Municipal Bond Funds
                                                                                        April 30, 1997 Annual Report


                                                                                  Insured Municipal Bond
                                                                     ------------------------------------------------
                                                                     Two months ended      Year ended      Year ended
                                                                              4/30/97         2/28/97         2/29/96
---------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                    $  7,018,725   $  42,143,020   $  41,913,841
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                            (986,589)     (1,089,131)      4,402,500
Net change in unrealized appreciation or depreciation
  of investments                                                          (10,703,435)     (7,672,084)     36,885,934
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                      (4,671,299)     33,381,805      83,202,275
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
  Class A                                                                    (590,571)     (2,881,559)     (1,614,782)
  Class B                                                                      (2,670)           (832)            N/A
  Class C                                                                     (41,445)       (224,876)       (192,149)
  Class R                                                                  (6,443,374)    (38,675,228)    (40,071,660)
From accumulated net realized gains from
  investment transactions:
  Class A                                                                          --        (211,577)             --
  Class B                                                                          --              --             N/A
  Class C                                                                          --         (17,777)             --
  Class R                                                                          --      (2,484,412)             --
---------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                  (7,078,060)    (44,496,261)    (41,878,591)
---------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                            7,673,973      84,624,586     258,736,089
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                      4,668,785      29,865,624      27,690,501
---------------------------------------------------------------------------------------------------------------------
                                                                           12,342,758     114,490,210     286,426,590
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                   (17,108,094)   (110,894,714)   (268,478,494)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from Fund share transactions                                             (4,765,336)      3,595,496      17,948,096
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     (16,514,695)     (7,518,960)     59,271,780
Net assets at the beginning of period                                     806,531,027     814,049,987     754,778,207
---------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                          $790,016,332   $ 806,531,027   $ 814,049,987
=====================================================================================================================
Balance of undistributed net investment income at end of period          $    526,230   $     585,565   $     225,040
=====================================================================================================================
N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.

                           49                                          See accompanying notes to financial statements.


Notes to Financial Statements


1. General Information and Significant Accounting Policies
The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Municipal Bond Fund ("Municipal Bond") and the Nuveen Insured Municipal Bond Fund ("Insured Municipal Bond") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Funds, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Municipal Bond and Insured Municipal Bond were reorganized into the Trust. Prior to the reorganization, Municipal Bond was a Massachusetts Business Trust and Insured Municipal Bond (formerly Nuveen Insured Municipal Bond Fund) was a series of the Nuveen Insured Tax-Free Bond Fund, Inc., each an open-end diversified management investment company. As part of this reorganization, the Funds changed their fiscal year ends from February 28 to April 30.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1997, Municipal Bond and Insured Municipal Bond had such outstanding purchase commitments of $11,310,186 and $19,041,120, respectively.

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the respective Funds. All income dividends paid during the two months ended April 30, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Insurance
Insured Municipal Bond invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the price used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, Class B, Class C and Class R Shares. Class A Shares incur a sales charge on purchases and an annual 12b-1 service fee. Class B Shares, which were first offered for sale on February 1, 1997, are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without a sales charge on purchases, but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares are not subject to any sales charge on purchases or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the two months ended April 30, 1997.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                                                                                                         Nuveen Municipal Bond Funds
                                                                                                        April 30, 1997 Annual Report

                                     2. Fund Shares
                                     Transactions in Fund shares were as follows:

                                                                                Municipal Bond
                                     -----------------------------------------------------------------------------------------------
                                                    Two months ended              Year ended                    Year ended
                                                        4/30/97                     2/28/97                       2/29/96
                                               -------------------------------------------------------------------------------------
                                                  Shares       Amount         Shares        Amount          Shares        Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                       1,026,576   $  9,412,803     7,913,532   $  72,392,333    10,085,967   $  93,033,904
 Class B                                          46,550        424,404         4,630          43,000           N/A             N/A
 Class C                                          52,166        473,637       379,075       3,482,943       208,938       1,925,249
 Class R                                       2,404,891     21,854,117    23,272,855     212,927,365    43,438,989     397,491,029

Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                          43,927        402,112       222,308       2,045,959        48,593         453,018
 Class B                                              32            293             -               -           N/A             N/A
 Class C                                           3,585         32,777        13,729         126,401         2,138          19,887
 Class R                                       2,112,348     19,337,779    14,285,524     131,333,362    13,470,516     123,742,206
------------------------------------------------------------------------------------------------------------------------------------
                                               5,690,075     51,937,922    46,091,653     422,351,363    67,255,141     616,665,293
------------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                        (762,269)    (6,963,040)   (4,751,496)    (43,639,384)   (6,135,763)    (56,994,434)
 Class B                                               -              -             -               -           N/A             N/A
 Class C                                         (14,973)      (135,974)      (53,764)       (496,539)       (4,332)        (40,390)
 Class R                                      (6,174,392)   (56,302,046)  (42,855,041)   (391,929,442)  (51,218,535)   (469,258,117)
------------------------------------------------------------------------------------------------------------------------------------
                                              (6,951,634)   (63,401,060)  (47,660,301)   (436,065,365)  (57,358,630)   (526,292,941)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (1,261,559)  $(11,463,138)   (1,568,648)  $ (13,714,002)    9,896,511   $  90,372,352
------------------------------------------------------------------------------------------------------------------------------------
N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.












                                      53


                                                                              Insured Municipal Bond
                        -----------------------------------------------------------------------------------------------------------
                                                   Two months ended                 Year ended                     Year ended
                                                       4/30/97                        2/28/97                        2/29/96
                                ---------------------------------------------------------------------------------------------------
                                                  Shares         Amount        Shares          Amount        Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                        290,416   $  3,095,852     2,993,504   $  32,144,825    10,080,588   $ 108,423,277
  Class B                                         24,672        264,169        21,053         227,426           N/A             N/A
  Class C                                         58,684        618,793       169,708       1,808,841       661,711       7,075,313
  Class R                                        348,752      3,695,159     4,720,426      50,443,494    13,451,112     143,237,499
Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                         34,181        365,671       182,510       1,968,382        88,109         951,544
  Class B                                             41            439             -               -           N/A             N/A
  Class C                                          3,214         34,077        19,086         203,691        15,241         161,275
  Class R                                        400,458      4,268,598     2,579,133      27,693,551     2,491,979      26,577,682
-----------------------------------------------------------------------------------------------------------------------------------
                                               1,160,418     12,342,758    10,685,420     114,490,210    26,788,740     286,426,590
-----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                       (135,522)    (1,441,615)   (1,146,982)    (12,317,662)   (7,244,524)    (78,678,465)
  Class B                                              -              -             -               -           N/A             N/A
  Class C                                        (38,598)      (406,595)     (155,088)     (1,641,544)     (588,441)     (6,281,962)
  Class R                                     (1,438,979)   (15,259,884)   (9,079,255)    (96,935,508)  (17,181,722)   (183,518,067)
-----------------------------------------------------------------------------------------------------------------------------------
                                              (1,613,099)   (17,108,094)  (10,381,325)   (110,894,714)  (25,014,687)   (268,478,494)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                         (452,681)  $ (4,765,336)      304,095   $   3,595,496     1,774,053   $  17,948,096
===================================================================================================================================
N/A - The Funds were not authorized to issue Class B Shares prior to February 1, 1997.

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

3.   Distributions to Shareholders

     On May 9, 1997, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 2, 1997, to shareholders of record on May 9, 1997, as follows:

                                                                         Insured
                                              Municipal Bond      Municipal Bond
--------------------------------------------------------------------------------
Dividend per share:
  Class A                                             $.0390              $.0460
  Class B                                              .0335               .0395
  Class C                                              .0350               .0405
  Class R                                              .0405               .0475
--------------------------------------------------------------------------------

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the two months ended April 30, 1997, were as follows:

                                                                         Insured
                                           Municipal Bond         Municipal Bond
--------------------------------------------------------------------------------
Purchases
Investments in municipal securities           $50,459,978           $ 95,945,129
Temporary municipal investments                29,500,000             75,100,000
Sales
Investments in municipal securities            87,114,019            116,296,850
Temporary municipal investments                35,300,000             62,050,000
--------------------------------------------------------------------------------

At April 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At April 30, 1997, Insured Municipal Bond had an unused capital loss carryover of $2,094,993 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $1,108,404 of the carryover will expire in the year 2004 and $986,589 of the carryover will expire in the year 2005.

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1997, were as follows:

                                                                         Insured
                                              Municipal Bond      Municipal Bond
--------------------------------------------------------------------------------
Gross unrealized:
  appreciation                                $134,266,556          $38,753,445
  depreciation                                  (7,833,741)            (825,497)
--------------------------------------------------------------------------------
Net unrealized appreciation                   $126,432,815          $37,927,948
================================================================================

6. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

Average daily net asset value                                     Management fee
--------------------------------------------------------------------------------
For the first $125 million                                           .5000 of 1%
For the next $125 million                                            .4875 of 1
For the next $250 million                                            .4750 of 1
For the next $500 million                                            .4625 of 1
For the next $1 billion                                              .4500 of 1
For net assets over $2 billion                                       .4250 of 1
--------------------------------------------------------------------------------

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net assets of Municipal Bond and .975 of 1% of the average daily net assets of Insured Municipal Bond, excluding any 12b-1 fees applicable to Class A, Class B and Class C Shares. The adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be terminated at any time at its discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Distributor collected sales charges of approximately $83,300 and $78,000 for Municipal Bond and Insured Municipal Bond, respectively, on Class A share purchases, of which approximately $74,100 and $71,900, respectively, were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the two months ended April 30, 1997, the Distributor compensated authorized dealers directly with approximately $19,400 for Municipal Bond and $13,100 for Insured Municipal Bond in commission advances on Class B and Class C share sales. Class B and Class C shares purchased are subject to a CDSC if the shares are redeemed within a specified period of purchase. Any such CDSC is to be retained by the Distributor to compensate for commissions advanced to authorized dealers. During the two months ended April 30, 1997, CDSC of approximately $600 for Municipal Bond and $1,300 for Insured Municipal Bond was collected and retained by the Distributor. Also, all 12b-1 service fees collected on Class B shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B shares, and all 12b-1 service and distribution fees collected on Class C shares during the first year following a purchase are retained by the Distributor to compensate for commissions advanced to authorized dealers.

                                                                              Nuveen Municipal Bond Funds
                                                                             April 30, 1997 Annual Report

7.   Composition of Net Assets

     At April 30, 1997, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                                                  Insured
                                                                           Municipal Bond  Municipal Bond
     ----------------------------------------------------------------------------------------------------
     Capital paid-in                                                       $2,719,799,686    $753,732,568
     Balance of undistributed net investment income                             1,277,538         526,230
     Accumulated net realized gain (loss) from investment transactions          3,296,921      (2,170,414)
     Net unrealized appreciation of investments                               126,432,815      37,927,948
     ----------------------------------------------------------------------------------------------------
     Net assets                                                            $2,850,806,960    $790,016,332
     ====================================================================================================

8.   Investment Composition

     Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At April 30, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                  Municipal Bond   Insured Municipal Bond
     ---------------------------------------------------------------------
     Revenue Bonds:
       Electric Utilities                     20%                       4%
       Health Care Facilities                 17                       18
       Housing Facilities                     16                        5
       Water/Sewer Facilities                  9                        7
       Lease Rental Facilities                 2                        9
       Educational Facilities                  1                        7
       Transportation                          6                        3
       Pollution Control                       5                        5
          Other                                4                        3
     General Obligation Bonds                  7                       19
     Escrowed Bonds                           13                       20
     ---------------------------------------------------------------------
                                             100%                     100%
     =====================================================================

     Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (34% for Municipal Bond and 100% for Insured Municipal Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares (see note 1). All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

     For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

             Financial Highlights


             Selected data for a share outstanding throughout each period is as follows:

                                    Operating Performance           Less Distributions
                                   -----------------------     ----------------------------

                                                       Net
                          Net                 realized and      Dividends                              Net         Total
MUNICIPAL               asset                   unrealized      from tax-                            asset        return
                        value            Net   gain (loss)     exempt net     Distributions          value        on net
Year ending         beginning     investment          from     investment      from capital         end of         asset
April 30,           of period      income(b)   investments         income             gains         period      value(a)
--------------------------------------------------------------------------------------------------------------------------
Class A (6/95)
 1997(g)                $9.24         $.08          $(.10)         $(.08)             $   -          $9.14         (.23)%
 1997(f)                 9.28          .48              -           (.47)              (.05)          9.24         5.26
 1996(c)                 9.15          .34            .14           (.32)              (.03)          9.28         5.33

Class B (2/97)
 1997(g)                 9.24          .09           (.11)          (.07)                 -           9.15         (.25)
 1997(c)                 9.23          .03            .01           (.03)                 -           9.24          .47

Class C (6/95)
 1997(g)                 9.23          .07           (.09)          (.07)                 -           9.14         (.21)
 1997(f)                 9.26          .42              -           (.40)              (.05)          9.23         4.64
 1996(c)                 9.15          .29            .13           (.28)              (.03)          9.26         4.59

Class R (11/76)
 1997(g)                 9.24          .08           (.09)          (.08)                 -           9.15         (.09)
 1997(f)                 9.28          .49            .01           (.49)              (.05)          9.24         5.53
 1996(f)                 9.00          .51            .31           (.51)              (.03)          9.28         9.31
 1995(f)                 9.28          .52           (.21)          (.51)              (.08)          9.00         3.60
 1994(f)                 9.45          .52           (.07)          (.52)              (.10)          9.28         4.79
 1993(f)                 9.08          .56            .41           (.54)              (.06)          9.45        11.04
 1992(d)                 9.04          .24            .08           (.24)              (.04)          9.08         3.56
 1991(e)                 8.65          .58            .44           (.59)              (.04)          9.04        12.15
 1990(e)                 8.73          .60           (.08)          (.60)                 -           8.65         6.04
 1989(e)                 8.52          .60            .24           (.60)              (.03)          8.73        10.07
 1988(e)                 8.02          .60            .54           (.60)              (.04)          8.52        14.50
--------------------------------------------------------------------------------------------------------------------------

          + Annualized.
          (a) Total returns are calculated on net asset value without any sales charge.
          (b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
          (c) From commencement of class operations as noted through February 28/29.
          (d) For the five months ending February 29.
          (e) For the year ending September 30.
          (f) For the year ending February 28/29.
          (g) For the two months ending April 30.

          ====
          58

                                                                        Nuveen Municipal Bond Funds
                                                                       April 30, 1997 Annual Report


                                      Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
                                               Ratio                             Ratio
                                              of net                            of net
                          Ratio of        investment         Ratio of       investment
                           expense         income to         expenses        income to
                        to average           average       to average          average
                        net assets        net assets       net assets       net assets
    Net assets              before            before            after            after     Portfolio
 end of period          reimburse-        reimburse-       reimburse-       reimburse-      turnover
(in thousands)                ment              ment          ment(b)          ment(b)          rate
----------------------------------------------------------------------------------------------------
    $   70,331                 .77%+           5.13%+             .77%+           5.13%+          2%
        68,204                 .81             5.11               .81             5.11           12
        37,089                 .86+            5.11+              .83+            5.14+          17

           468                1.53+            4.39+             1.53+            4.39+           2
            43                1.51+            5.23+             1.51+            5.23+          12

         5,360                1.32+            4.58+             1.32+            4.58+           2
         5,039                1.54             4.37              1.54             4.37           12
         1,915                1.64+            4.33+             1.58+            4.39+          17

     2,774,648                 .57+            5.33+              .57+            5.33+           2
     2,818,214                 .57             5.35               .57             5.35           12
     2,878,641                 .59             5.53               .59             5.53           17
     2,741,178                 .59             5.79               .59             5.79           17
     2,700,007                 .62             5.49               .62             5.49           15
     2,371,669                 .61             5.95               .61             5.95           14
     1,835,708                 .62+            6.24+              .62+            6.24+           6
     1,661,420                 .60             6.48               .60             6.48           10
     1,323,623                 .62             6.78               .62             6.78            8
     1,119,833                 .64             6.85               .64             6.85           12
       945,361                 .65             7.11               .65             7.11            8
----------------------------------------------------------------------------------------------------


                                               Operating Performance          Less Distributions
                                               ---------------------          ------------------

                                                                   Net
                                   Net                    realized and        Dividends                           Net        Total
INSURED MUNICIPAL BOND           asset                      unrealized        from tax-                         asset       return
                                 value           Net       gain (loss)       exempt net     Distributions       value       on net
Year ending                  beginning    investment              from       investment     from capital       end of        asset
April 30,                    of period     income(b)       investments           income           gains        period     value(a)
-----------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
  1997(e)                       $10.82          $.09             $(.16)           $(.09)           $   -        $10.66        (.63)
  1997(d)                        10.97           .56              (.13)            (.54)            (.04)        10.82        4.04
  1996(d)                        10.40           .54               .57             (.54)               -         10.97       10.90
  1995(c)                        10.31           .26               .12             (.27)            (.02)        10.40        3.84

Class B (2/97)
 1997(e)                         10.82           .09              (.16)            (.08)               -         10.67        (.65)
 1997(c)                         10.80           .04               .02             (.04)               -         10.82         .55

Class C (9/94)
 1997(e)                         10.72           .08              (.16)            (.08)               -         10.56        (.73)
 1997(d)                         10.85           .46              (.09)            (.46)            (.04)        10.72        3.48
 1996(d)                         10.31           .46               .54             (.46)               -         10.85        9.88
 1995(c)                         10.29           .23               .08             (.27)            (.02)        10.31        3.09

Class R (12/86)
 1997(e)                         10.78           .09              (.15)            (.10)               -         10.62        (.60)
 1997(d)                         10.92           .57              (.11)            (.56)            (.04)        10.78        4.38
 1996(d)                         10.38           .57               .54             (.57)               -         10.92       10.94
 1995(d)                         10.81           .57              (.40)            (.58)            (.02)        10.38        1.85
 1994(d)                         10.85           .57               .02             (.57)            (.06)        10.81        5.47
 1993(d)                         10.03           .59               .88             (.59)            (.06)        10.85       15.24
 1992(d)                          9.69           .61               .43             (.62)            (.08)        10.03       11.03
 1991(d)                          9.52           .62               .19             (.61)            (.03)         9.69        8.94
 1990(d)                          9.35           .63               .26             (.63)            (.09)         9.52        9.73
 1989(d)                          9.30           .63               .05             (.63)               -          9.35        7.63
 1988(d)                          9.79           .64              (.49)            (.64)               -          9.30        2.00
-----------------------------------------------------------------------------------------------------------------------------------

          +   Annualized.
          (a) Total returns are calculated on net asset value without any sales charge.
          (b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
          (c) From commencement of class operations as noted through February
              28.
          (d) For the year ending February 28/29.
          (e) For the two months ending April 30.

                                                     Nuveen Municipal Bond Funds
                                                    April 30, 1997 Annual Report

                              Ratios/Supplemental Data
-------------------------------------------------------------------------------------
                                      Ratio                       Ratio
                                     of net                      of net
                     Ratio of    investment      Ratio of    investment
                     expenses     income to      expenses     income to
                   to average       average    to average       average
                   net assets    net assets    net assets    net assets
     Net assets        before        before         after         after    Portfolio
  end of period    reimburse-    reimburse-    reimburse-    reimburse-     turnover
 (in thousands)          ment          ment          ment          ment         rate
-------------------------------------------------------------------------------------
       $ 69,291          .84%+        5.12%+         .84%+        5.12%+         12%
         68,268          .87          5.07           .87          5.07           35
         46,943          .92          5.00           .91          5.01           27
         14,097         1.27+         5.28+         1.00+         5.55+          25

            488         1.59+         4.36+         1.59+         4.36+          12
            228         1.58+         4.84+         1.58+         4.84+          35

          5,615         1.39+         4.57+         1.39+         4.57+          12
          5,448         1.61          4.33          1.61          4.33           35
          5,151         1.63          4.34          1.63          4.34           27
          3,979         1.75+         4.83+         1.75+         4.83+          25

        714,622          .64+         5.31+          .64+         5.31+          12
        732,587          .63          5.31           .63          5.31           35
        761,936          .63          5.33           .63          5.33           27
        736,702          .64          5.67           .64          5.67           25
        745,914          .65          5.21           .65          5.21           11
        567,232          .72          5.68           .72          5.68           20
        306,853          .73          6.12           .73          6.12           45
        178,931          .80          6.45           .80          6.45           53
        111,806          .83          6.49           .83          6.49           78
         66,049          .87          6.83           .87          6.83          106
         41,330          .88          6.65           .60          6.93           88
-------------------------------------------------------------------------------------

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

We have audited the accompanying statements of net assets of Nuveen Flagship Municipal Trust (comprising the Nuveen Municipal Bond Fund and Nuveen Insured Municipal Bond Fund) (a Massachusetts business trust), including the portfolios of investments, as of April 30, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Flagship Municipal Trust as of April 30, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP


Chicago, Illinois
June 11, 1997

                            Shareholder Information

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Alabama        Michigan
Arizona        Missouri
California     New Jersey
Colorado       New Mexico
Connecticut    New York
Florida        North Carolina
Georgia        Ohio
Kansas         Pennsylvania
Kentucky       South Carolina
Louisiana      Tennessee
Maryland       Virginia
Massachusetts  Wisconsin


To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

Fund Information


Board of Trustees
Robert P. Bremner

Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Margaret K. Rosenheim

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413


Transfer Agent,
Shareholder Services and
Dividend Disbursing Agent
Shareholder Services, Inc.
Nuveen Investor Services
P.O. Box 5330
Denver, CO 80217-5330

(800) 621-7227

Legal Counsel
Fried, Frank, Harris
Shriver & Jacobson
Washington, D.C.

Public Accountants
Arthur Andersen LLP
Chicago, Illinois

Serving Investors
for Generations



[Painting of John Nuveen, Sr. Appears Here]

John Nuveen, Sr.



Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products -- including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



[Nuveen Logo Appears Here]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286
(800) 621-7227

www.nuveen.com

NUVEEN
Municipal
Bond Funds


April 30, 1997

Annual Report

Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO OF COUPLE APPEARS HERE]

All-American
Intermediate
Limited Term

Contents


 1  Dear Shareholder

 3  Answering Your Questions

 6  All-American Municipal
    Bond Fund Overview

 8  Intermediate Municipal
    Bond Fund Overview

10  Limited Term Municipal
    Bond Fund Overview

13  Financial Section

71  Shareholder Meeting Results

83  Shareholder Information

84  Fund Information


Dear Shareholder

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]


It is my pleasure to report to you on the performance of the Nuveen Flagship All-American, Intermediate, and Limited Term Municipal Bond Funds, and to welcome new investors to our family of investments. Shareholders were rewarded during the fiscal year with the attractive tax-free income and consistent performance that are hallmarks of Nuveen's disciplined investment approach - qualities that make these funds a good choice for those seeking a stable addition to their core investment portfolio.

The funds' outstanding performance came during a volatile year in the municipal bond market, including a mid-1996 decline and a post-election rally. Our focus on high-quality bonds helped to control price swings, while the market's volatility created opportunities for portfolio managers to add value and enhance fund yields. By continuing to seek out undervalued bonds in sectors and regions we believe are fundamentally strong, Nuveen was able to generate very attractive current yields for shareholders while also preserving capital.

As of April 30, 1997, Class A shareholders in the All-American Municipal Bond Fund were receiving tax-free yields on net asset value of 5.38%, while Class A shareholders in the Intermediate and Limited Term Municipal Bond Funds were receiving 5.03% and 4.43%, respectively. To match these yields, All-American investors in the 31% federal income tax bracket would have had to earn 7.80% from taxable, long-term alternatives, while investors in the Intermediate and Limited Term funds would have had to earn 7.29% and 6.42%, respectively, from taxable counterparts.

"Shareholders were rewarded during the fiscal year with attractive tax-free income and consistent performance that are hallmarks of Nuveen's disciplined investment approach."

During the same period, these funds turned in impressive total return performance when compared with their peers. The All-American fund's Class A Shares outperformed the benchmark Lehman Municipal Bond Index, generating a total return of 8.23% compared with a total return of 6.63% for the Lehman Index. The Intermediate fund had a 6.68% total return, outperforming the 10-year Lehman Municipal Bond Index. The Limited Term fund, which invests in short-term municipal bonds and is less volatile than longer-term bond funds, posted a 4.80% total return.

Nuveen has recently made significant and exciting additions to the investment options available to our shareholders - additions that make it easier to keep more of what you earn. We introduced three new equity and balanced funds for investors seeking both long-term growth and current income. We also introduced new fund pricing options to make purchasing our mutual funds even more convenient, and we revamped our prospectuses and annual shareholder reports to make them easier to read and provide expanded information about the funds.

Further, Nuveen's array of municipal bond funds is now one of the largest in the industry since our merger with Flagship Resources Inc. This merger offers you even greater access to the municipal market plus additional expertise, resources and increased efficiencies for our shareholders.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investment products that withstand the test of time. We look forward to serving you in the future.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 12, 1997

[PHOTO OF TED NEILD APPEARS HERE]

Ted Neild, head of Nuveen's Dayton-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.


Answering Your Questions


What are the investment objectives of the funds?
The funds aim to provide investors with a high level of tax-free income while preserving the capital that investors have entrusted to us. Many investors rely on their portfolio as a principal source of their ongoing financial security. To that end, we focus our portfolio strategy on preserving what Nuveen investors have accumulated while generating income to support a comfortable lifestyle.

What is your strategy for meeting those objectives?
Rigorous research analysis and a value investing approach are at the foundation of these funds' strategies. Each is a Nuveen hallmark, and they go hand in hand.

A value strategy means that we look for high-quality securities that are undervalued and attractively priced relative to the rest of the market. Nuveen Research helps identify those market sectors, geographic regions and bond structures likely to produce bonds whose long-term value is higher than their current prices would indicate.

One current example of a region we've identified as undervalued is the Sun Belt. The growth of the Southeast and Southwest has resulted in a huge volume of municipal bond issuance, most of which is to provide essential services: schools, correctional facilities, and water and sewer systems. The combination of volume and quality has created tremendous opportunities to find value.

That's not to say it's easy. There is more municipal market information out there than ever before, and the markets are more efficient. As a result, there are fewer opportunities to find value. But by focusing on quality

"Nuveen Research helps identify those market sectors, geographic regions and bond structures likely to produce bonds whose long-term value is higher than their current prices would indicate."


issues with fundamental value, as opposed to trying to call the direction of interest rates, we're able to produce the high level of income consistent share price performance investors expect.

How did the funds perform during the year and what key economic and market factors affected the funds' performance?
The All-American fund was one of the top performing funds in its Lipper category (4th of 231 national municipal bond funds), providing Class A shareholders with a total return of 8.23%. During this period, the Lehman Brothers Municipal Bond Index, which does not incur operating expenses or transaction costs, reported a 6.63% total return. Additionally, in keeping with Nuveen's policy of providing stable monthly dividends, the All-American fund began paying a stabilized dividend, ensuring consistent and regular cash flows to shareholders.

With over 70% of the fund invested in investment-grade quality bonds rated "A", "Baa" or non-rated, the All-American fund's performance was greatly enhanced by the continuing compression of yield spreads and improving underlying credit fundamentals. To ensure ongoing total return performance, portfolio structure was improved by maintaining and improving call protection when appropriate. This, combined with selected opportunities to enhance the fund's income returns, contributed to an impressive total return performance.

The Intermediate fund was one of the top performing funds in its Lipper category also (6th of 136 national intermediate municipal bond funds), providing shareholders with a total return of 6.68%, compared with the 10-year Lehman Index of 6.36%.

The fund continued to focus on improving call protection and found opportunities to buy higher yielding securities, which enhanced the fund's income level. Attractive bonds were found in selective healthcare, transportation and tax-backed bonds. The fund also began paying a stabilized dividend, ensuring consistent and regular cash flows to shareholders.

The Limited Term fund was the top performing fund in its Lipper category for the period ended April 30, finishing 1st out of 28 funds, posting a total return of 4.80%. During this period, the Lehman Brothers 5-Year Municipal Bond Index, which does not incur operating expenses or transaction costs, reported a total return of 4.65%. By focusing on maximizing the yield paid to investors, we were able to generate impressive dividend yields and total returns. With over half of the fund invested in investment-grade quality securities rated "A", "Baa" or non-rated, the fund's performance was greatly enhanced by the continuing compression of yield spreads and improving underlying credit fundamentals. The fund also began paying a stabilized dividend, ensuring consistent and regular cash flows to shareholders.

What is your market outlook for the coming year?
We continue to see an economic expansion characterized by low unemployment and little wage and price inflation pressures. The Federal Reserve has demonstrated its continued vigilance against inflation by making a pre-emptive rate hike at the end of March. We anticipate continued municipal market demand as individual investors focus on strategically rebalancing their portfolios and reducing their exposure to the volatility recently demonstrated by the equity market.

By following a disciplined value strategy, and depending on sound research, the long-term outlook for our municipal bond funds - and for Nuveen shareholders - is very good. We will continue to look for opportunities in sectors like healthcare and public power and in regions like the Midwest and the Sun Belt, and to identify bonds that are structured in ways that make them attractive through a complete interest rate cycle.

All-American
Municipal Bond Fund
Overview

Credit Quality

[Pie Chart Appears Here]

AAA     15.3%
AA       4.7%
A       23.1%
BBB/NR  56.9%
------------------------

Diversification

[Pie Chart Appears Here]

Housing Facilities       7%
Electric Utilities       5%
Lease Rental            11%
Pollution Control       23%
Water and Sewer          5%
Escrowed Bonds           4%
Health Care Facilities  23%
Other                    6%
Transportation           4%
General Obligations      4%
------------------------

Morningstar Rating/3/
      * * * *

Fund Highlights
--------------------------------------------------------------------------------
Share Class                                       A        B        C          R
Inception Date                                10/88     2/97     6/93       2/97
 ................................................................................
Net Asset Value (NAV)                        $10.90   $10.91   $10.89     $10.91
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Net Assets ($000)                                                 $272,319
 ................................................................................
Average Weighted Maturity (years)                                          22.64
 ................................................................................
Duration (years)                                                            8.18
--------------------------------------------------------------------------------

Annualized Total Return/1/
--------------------------------------------------------------------------------
Share Class                        A(NAV)  A(Offer)         B        C         R
1-Year                              8.23%     3.68%     7.68%    7.64%     8.38%
 ................................................................................
5-Year                              7.88%     6.96%     7.30%    7.28%     7.91%
 ................................................................................
Life of Fund                        8.59%     8.05%     8.01%    7.99%     8.61%
--------------------------------------------------------------------------------

Tax-Free Yields
--------------------------------------------------------------------------------
Share Class                        A(NAV)  A(Offer)         B       C          R
Dist Rate                           5.49%     5.26%     4.73%    4.95%     5.69%
 ................................................................................
SEC 30-Day Yld                      5.38%     5.15%     4.63%    4.83%     5.58%
 ................................................................................
Taxable Equiv Yld/2/                7.80%     7.46%     6.71%    7.00%     8.09%
--------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC.

2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

3 Overall rating of Class A Shares among 1,257,608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                Nuveen Flagship All-American Municipal Bond Fund
                                                    April 30, 1997 Annual Report


* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

[LINE CHART APPEARS HERE]

           Lehman        Nuveen Flagship      Nuveen Flagship
          Brothers      All American Tax-    All American Tax-
          Municipal      Free Value Fund      Free Value Fund
 Date     Bond Index         (NAV)                (Offer)
------    ----------    -----------------    -----------------
          $10,000.00        $10,000.00           $ 9,580.00
Oct-89    $10,999.81        $11,001.55           $10,539.48
Oct-90    $11,816.17        $11,680.42           $11,189.85
Oct-91    $13,254.29        $13,325.67           $12,765.99
Oct-92    $14,367.10        $14,551.35           $13,940.20
Oct-93    $16,388.89        $17,160.54           $16,439.79
Oct-94    $15,674.81        $16,212.86           $15,531.92
Oct-95    $18,001.99        $18,494.80           $17,718.02
Oct-96    $19,029.70        $19,729.20           $18,900.58
Apr-97    $19.577.07        $20,274.00           $19,422.00

--- Nuveen Flagship All-American Municipal Bond Fund (NAV) -$20,274 --- Nuveen Flagship All-American Municipal Bond Fund (Offer) -$19,422
--- Lehman Brothers Municipal Bond Index                     -$19,577
Past performance is not predictive of future performance.

[BAR CHART APPEARS HERE]

Ex Div Date        Share Dividend
 5/30/1996             0.05073
 6/29/1996              0.0491
 7/30/1996             0.05073
 8/30/1996             0.05073
 9/29/1996              0.0491
10/30/1996             0.05073
11/29/1996              0.0491
12/30/1996             0.05073
 1/30/1997             0.05087
 2/27/1997              0.0499
 3/30/1997              0.0499
 4/29/1997              0.0499

The fund paid shareholders a capital gains distribution of $0.0591 per share in December 1996.

Intermediate
Municipal Bond Fund
Overview

Credit Quality

[PIE CHART APPEARS HERE]

AAA 39.5%
AA 9.8%
A 13.5%
BBB/NR 37.2%
--------------------------

Diversification

[PIE CHART APPEARS HERE]

Lease Rental 11%
Educational Facilities 6%
Transportation 17%
Pollution Control 17%
General Obligations 12%
Housing Facilities 3%
Water and Sewer 9%
Health Care Facilities 23%
Electric Utilities 3%
Other 9%
--------------------------

Morningstar Rating/3/

        * * *

Fund Highlights

=============================================================================
Share Class                                     A      B         C          R
Inception Date                               9/92    N/A     12/95       2/97
Net Asset Value (NAV)                      $10.47    N/A    $10.47    $ 10.45
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Net Assets ($000)                                               $43,915
Average Weighted Maturity (years)                                        9.09
Duration (years)                                                         7.16
------------------------------------------------------------------------------

Annualized Total Return/1/
==============================================================================
Share Class                     A(NAV)    A(Offer)     B          C          R
1-Year                           6.68%       3.48%   N/A      5.99%      6.53%
Life of Fund                     6.88%       6.17%   N/A      6.29%      6.85%
------------------------------------------------------------------------------

Tax-Free Yields
==============================================================================
Share Class                     A(NAV)    A(Offer)     B          C          R
Dist Rate                        4.91%       4.76%   N/A      4.36%      5.12%
SEC 30-Day Yld                   5.03%       4.88%   N/A      4.48%      5.24%
Taxable Equiv Yld/2/             7.29%       7.07%   N/A      6.49%      7.59%
------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC.
2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.
3 Overall rating of Class A Shares among 1,257,608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                Nuveen Flagship Intermediate Municipal Bond Fund
                                                    April 30, 1997 Annual Report


* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Intermediate Municipal Bond Index. The Lehman Intermediate Municipal Bond Index is comprised of a broad range of investment-grade, intermediate-term municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (3.0%) and all ongoing fund expenses.

Index Comparison*

[LINE CHART APPEARS HERE]

                      Lehman
                     Brothers            Nuveen Flagship              Nuveen Flagship
                     Municipal         Int. Municipal Bond          Int. Municipal Bond
Date                Bond Index             Fund (NAV)                  (Fund Offer)
----                ----------         -------------------          -------------------
Oct-92              $ 10,000.00            $ 10,000.00                  $  9,700.00
Sep-93              $ 11,347.41            $ 11,550.57                  $ 11,204.05
Sep-94              $ 11,070.67            $ 11,372.95                  $ 11,031.77
Sep-95              $ 12,309.49            $ 12,498.16                  $ 12,123.22
Sep-96              $ 13,053.40            $ 13,140.35                  $ 12,746.14
Apr-96              $ 13,620.00            $ 13,598.52                  $ 13,190.56

Sep-93
--- Lehman Brothers Intermediate Municipal Bond Index        -$13,620
--- Nuveen Flagship Intermediate Bond Fund (NAV)             -$13,599
--- Nuveen Flagship Intermediate Municipal Bond Fund (Offer) -$13,191 Past performance is not predictive of future performance.

Dividend History (A Shares)

[BAR CHART APPEARS HERE]

   Ex Div Date                 Share Dividend
   -----------                 --------------
   1/30/1997 N                     0.04365
   2/27/1997 N                      0.0428
   3/30/1997 N                      0.0428
   4/29/1997 N                      0.0428

Limited Term
Municipal Bond Fund
Overview


Credit Quality

[PIE CHART APPEARS HERE]

AAA     38.5%
AA       5.2%
A       17.5%
BBB/NR  38.8%

Diversification

[PIE CHART APPEARS HERE]

Lease Rental            14%
Housing Facilities       7%
Water & Sewer            4%
Escrowed Bonds           5%
Health Care Facilities  19%
Other                    6%
General Obligations     13%
Transportation           8%
Educational Facilities  10%
Pollution Control        6%
Electric Utilities       8%

Morningstar Rating/3/
 * * * * *


Fund Highlights
==============================================================================
Share Class                                        A      B         C        R
Inception Date                                 10/87    N/A     12/95     2/97
------------------------------------------------------------------------------
Net Asset Value (NAV)                         $10.61    N/A    $10.60   $10.59
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Total Net Assets ($000)                                               $448,992
------------------------------------------------------------------------------
Average Weighted Maturity (years)                                         5.46
------------------------------------------------------------------------------
Duration (years)                                                          4.68
------------------------------------------------------------------------------

Annualized Total Return/1/
==============================================================================
Share Class                          A(NAV)  A(Offer)     B         C        R
1-Year                                4.80%     2.18%   N/A     4.49%    4.66%
------------------------------------------------------------------------------
5-Year                                5.68%     5.14%   N/A     5.34%    5.65%
------------------------------------------------------------------------------
Life of Fund                          6.61%     6.33%   N/A     6.29%    6.60%
------------------------------------------------------------------------------

Tax-Free Yields
==============================================================================
Share Class                          A(NAV)  A(Offer)     B          C       R
Dist Rate                             4.69%     4.58%   N/A      4.39%   4.91%
------------------------------------------------------------------------------
SEC 30-Day Yld                        4.43%     4.31%   N/A      4.08%   4.63%
------------------------------------------------------------------------------
Taxable Equiv Yld/2/                  6.42%     6.25%   N/A      5.91%   6.71%
------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC.

2 Based on SEC yield and a federal income tax rate of 31%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

3 Overall rating among 1,257,608 and 274 municipal bond funds for the 3-, 5- and 10-year periods ended 4/30/97, respectively.

                                Nuveen Flagship Limited Term Municipal Bond Fund
                                                    April 30, 1997 Annual Report


* The Index Comparison shows change in value of a $10,000 investment in the A shares of the Nuveen fund compared with the Lehman Brothers Intermediate Municipal Bond Index. The Index is comprised of a broad range of intermediate-term, investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (2.5%) and all ongoing fund expenses.

Index Comparison*
[LINE CHART APPEARS HERE]

                   Lehman
                   Brothers       Nuveen Flagship        Nuveen Flagship
                  Municipal      LT Municipal Bond     LT Municipal Bond
         Date     Bond Index         Fund (NAV)           Fund (Offer)
        ------   ------------   -------------------   -------------------
         10/87    $10,000.00        $10,000.00             $ 9,750.00
         10/88    $11,456.17        $10,781.00             $10,511.48
         10/89    $12,383.62        $11,484.56             $11,197.45
         10/90    $13,302.68        $12,218.27             $11,912.82
         10/91    $14,921.72        $13,444.20             $13,108.10
         10/92    $16,174.53        $14,593.53             $14,228.70
         10/93    $18,450.66        $16,094.84             $15,692.47
         10/94    $17,646.75        $16,024.24             $15,623.63
         10/95    $20,266.70        $17,341.34             $16,907.81
         10/96    $21,423.70        $18,122.44             $17,669.38
          4/97    $21,340.00        $18,411.32             $17,951.03


--- Lehman Brothers Intermediate Municipal Bond Index           -$21,340
--- Nuveen Flagship Limited Term Municipal Bond Fund (NAV)      -$18,411
--- Nuveen Flagship Limited Term Municipal Bond Fund (Offer)    -$17,951
Past performance is not predictive of future performance

Dividend History (A Shares)
[BAR CHART APPEARS HERE]

                   Ex Div Date                Share Dividend
                  -------------              ----------------
                    5/30/1996                         0.0426
                    6/29/1996                        0.04082
                    7/30/1996                        0.04218
                    8/30/1996                        0.04218
                    9/29/1996                        0.04082
                   10/30/1996                        0.04218
                   11/29/1996                        0.04082
                   12/30/1996                        0.04218
                    1/30/1997                         0.0423
                    2/27/1997                         0.0415
                    3/30/1997                         0.0415
                    4/29/1997                         0.0415

Financial Section

    Contents

14  Portfolio of Investments

49  Statement of Net Assets

50  Statement of Operations

51  Statement of Changes in Net Assets

53  Notes to Financial Statements

63  Financial Highlights

70  Report of Independent Auditors

               Portfolio of Investments
               Nuveen Flagship All-American

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Alaska - 0.1%

$    280,000   Alaska State Housing Finance Corporation, Refunding               7/97 at 100        Aa1       $    281,851
                 Insured Mortgage Program, 1st Series, 7.800%,
                 12/01/30 (Pre-refunded to 7/01/97)
--------------------------------------------------------------------------------------------------------------------------
               California - 9.2%
   5,000,000   California Health Facilities Financing Authority, Revenue         7/07 at 102        AAA          4,894,200
                 Refunding Insured Pomona Valley Hospital
                 Series A, 5.625%, 7/01/19 (WI)

   2,000,000   California Pollution Control Financing Authority, Pollution      No Opt. Call          A          2,038,800
                 Control Revenue Refunding, San Diego Gas and
                 Electric, Series A, 5.900%, 6/01/14

   8,000,000   Contra Costa, California Home Mortgage Finance Authority,        No Opt. Call        AAA          2,486,320
                 Home Mortgage Revenue, 0.000%, 9/01/17

   2,000,000   Foothill/Eastern Transportation Corridor Agency, California      No Opt. Call        Baa          1,305,480
                 Tollroad Revenue Senior Lien, Series A,
                 0.000%, 1/01/05

   7,000,000   Long Beach, California, Aquarium of the Pacific Project,          7/05 at 102        BBB          6,821,290
                 Series A, 6.125%, 7/01/23

   4,000,000   Los Angeles, California Regional Apartments Improvement           5/06 at 102       Baa3          4,082,520
                 Corporation, Lease Revenue Refunding Facilities,
                 Sublease International Airport, 6.350%, 11/01/25

               Sacramento, California Cogeneration Authority,
               Procter and Gamble Project:
     500,000     6.200%, 7/01/06                                                 7/05 at 102       BBB-            518,700
   1,000,000     6.500%, 7/01/21                                                 7/05 at 102       BBB-          1,029,490

   2,000,000   Taft California Public Financing Authority, Lease Revenue         1/07 at 101       BBB+          1,985,040
                 Community Correctional Facility Project, Series A,
                 6.050%, 1/01/17
--------------------------------------------------------------------------------------------------------------------------
               Colorado - 3.1%
   6,000,000   Arapahoe County, Colorado Capital Improvement Tollroad           No Opt. Call        Baa          3,686,880
                 Fund, Highway Revenue E - 470, Series C,
                 0.000%, 8/31/05

   2,000,000   Arapahoe County, Colorado Capital Improvement Tollroad            8/05 at 103        Baa          2,136,560
                 Fund, Highway Revenue Senior E - 470,
                 Series B, 6.950%, 8/31/20

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Colorado - continued

$  2,500,000   Hyland Hills Metropolitan Park and Recreation District,          12/06 at 101           N/R      $2,602,175
                 Colorado, Special Revenue Refunding and Improvement,
                 Series A, 6.750%, 12/15/15
--------------------------------------------------------------------------------------------------------------------------
               Connecticut - 1.8%

   1,000,000   Connecticut State Health and Educational Facilities               7/03 at 102          BBB-         949,300
                 Authority, Sacred Heart University, Series B,
                 5.500%, 7/01/09

   2,000,000   Connecticut State Health and Educational Facilities              11/04 at 102           AAA       2,218,340
                 Authority, Nursing Home Program,
                 7.125%, 11/01/14

   2,000,000   Eastern Connecticut Resource Recovery Authority, Solid            1/03 at 102          BBB+       1,823,340
                 Waste Revenue, Wheelabrator Lisbon Project, Series A,
                 5.500%, 1/01/20
--------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 0.6%

   1,480,000   District of Columbia Revenue, Georgetown University,              4/99 at 102            A+       1,559,506
                 Series B, 7.150%, 4/01/21
--------------------------------------------------------------------------------------------------------------------------
               Florida - 2.8%

   1,000,000   Lady Lake, Florida Industrial Development, Sunbelt               No Opt. Call           N/R       1,157,490
                 Utilities Inc. Project, 9.625%, 7/01/15

   1,965,000   Nassau County, Florida, InterCare Facilities,                     1/03 at 103           N/R       2,187,693
                 Gf/Amelia Island Properties Project,
                 Series A, 9.750%, 1/01/23

   1,750,000   Polk County, Florida, Industrial Development Authority,          12/06 at 102          A-1+       1,708,438
                 Solid Waste Disposal Facility, Tampa
                 Electric Company Project, 5.850%, 12/01/30

   1,965,000   Sanford Florida Airport Authority, Industrial Development,        5/06 at 102           N/R       1,983,137
                 Central Florida Terminals Inc. Project,
                 Series A, 7.500%, 5/01/10

     645,000   Sanford Florida Airport Authority, Industrial Development,        5/07 at 102           N/R         625,844
                 Central Florida Terminals Inc. Project,
                 Series C, 7.500%, 5/01/21
--------------------------------------------------------------------------------------------------------------------------
               Georgia - 1.1%

   2,000,000   Georgia Municipal Electric Authority, Power Revenue              No Opt. Call             A       1,974,100
                 Refunding, Series C, 5.700%, 1/01/19

   1,000,000   Municipal Electric Authority, Georgia, Special Obligation,       No Opt. Call            A+       1,093,160
                 Fifth Crossover Series, Project One, 6.500%, 1/01/17

               Portfolio of Investments
               Nuveen Flagship All-American -- continued


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Illinois - 8.1%

$  1,750,000   Chicago, Illinois Gas Supply, Peoples Gas Light                   5/00 at 102           AA-      $1,921,990
                 and Coke Company, Series A, 8.100%, 5/01/20

   1,000,000   Chicago, Illinois Gas Supply, Revenue Refunding (The              6/05 at 102           AA-       1,022,610
                 Peoples Gas Light), Series A, 6.100%, 6/01/25

   2,000,000   Illinois Development Finance Authority, Presbyterian              9/06 at 102           AA-       2,061,080
                 Home Lake, Series B, 6.300%, 9/01/22

   4,000,000   Illinois Educational Facilities Authority,                       12/04 at 100           BBB       4,150,120
                 Columbia College, 6.875%, 12/01/17

   3,750,000   Illinois Educational Facilities Authority, Revenues               7/01 at 102            A+       4,053,413
                 Refunding, Loyola University Chicago, Series A,
                 7.125%, 7/01/21

   1,000,000   Illinois Health Facilities Authority, Revenue Refunding,          5/02 at 102            AA       1,019,840
                 Galesburg Cottage Hospital, 6.250%, 5/01/11

   2,000,000   Illinois Health Facilities Authority, Revenue Refunding,          8/06 at 102           N/R       1,998,200
                 Fairview Obligation Group, Series A, 7.125%, 8/15/17

   6,000,000   Illinois Health Facilities Authority, Revenue Refunding,          2/07 at 102            A-       5,677,860
                 Sarah Bush Lincoln Health Center, Series B,
                 5.750%, 2/15/22

     145,000   Illinois Health Facilities Authority, Revenue Refunding,          1/99 at 102          BBB+         152,047
                 Westlake Community Hospital, 7.875%, 1/01/13
-----------------------------------------------------------------------------------------------------------------------------
               Indiana - 7.2%

   1,000,000   Fishers Indiana Economic Development, First                       9/98 at 102           N/R       1,046,640
                 Mortgage United Student FDS Inc., 8.375%, 9/01/14

   1,750,000   Indiana Health Facility Financing Authority, Hancock              8/00 at 102           N/R       1,962,993
                 Memorial Hospital Project, 8.300%, 8/15/20
                 (Pre-refunded to 8/15/00)

   1,250,000   Indiana Transportation Finance Authority, Airport Facilities     11/02 at 102           Aaa       1,378,563
                 Lease Revenue, Series A, United Air,
                 6.750%, 11/01/11 (Pre-refunded to 11/01/02)

   4,000,000   Indiana University Student Fee, Series K,                        No Opt. Call           AAA       1,785,520
                 Refunding, 0.000%, 8/01/11

   2,000,000   Indianapolis, Indiana Airport Authority, Special                  7/04 at 102           BBB       2,153,220
                 Facilities, Federal Express Corporation Project,
                 7.100%, 1/15/17

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Indiana - continued

$  4,000,000   Indianapolis, Indiana Airport Authority, Special                 11/05 at 102          Baa2    $  4,066,320
                 Facility, United Airlines Project, Series A,
                 6.500%, 11/15/31

   5,450,000   Indianapolis, Indiana Economic Development,                       7/06 at 102             A       5,527,118
                 Willowbrook Apartments Project, Series A,
                 6.500%, 7/01/26

     500,000   Monroe County, Indiana Hospital Authority,                         5/02 at 101          AAA         534,600
                 Bloomington Hospital Project,
                 6.700%, 5/01/12

   1,000,000   Rockport, Indiana Pollution Control Revenue Refunding,            3/01 at 102          Baa2       1,074,200
                 Indiana/Michigan Power, Series B, 7.600%, 3/01/16
--------------------------------------------------------------------------------------------------------------------------
               Kentucky - 7.9%

   5,000,000   Ashland, Kentucky Sewer and Solid Waste,                          2/05 at 102          Baa1       5,352,200
                 Ashland Inc. Project, 7.125%, 2/01/22

   5,000,000   Henderson County, Kentucky, Solid Waste Disposal,                 3/05 at 102          Baa2       5,275,650
                 Macmillan Bloedel Project, 7.000%, 3/01/25

   4,500,000   Jefferson County, Kentucky, Capital Projects Corporation,        No Opt. Call            A+       1,894,005
                 Municipal Refunding Lease, Series A,
                 0.000%, 8/15/12

   5,000,000   Louisville andJefferson County, Kentucky, Metropolitan           11/04 at 102           AAA       5,475,500
                 Sewer District, Sewer and Drain System Revenue
                 Refunding, Series A, 6.750%, 5/15/25

   3,500,000   Pendleton County, Kentucky, Multi-County Lease Revenue,           3/03 at 102             A       3,639,895
                 Series A, 6.500%, 3/01/19
--------------------------------------------------------------------------------------------------------------------------
               Louisiana - 0.8%

   2,000,000   New Orleans, Louisiana, Audubon Park Commission,                  4/02 at 102           N/R       2,182,340
                 Aquarium Revenue, Series A, 8.000%, 4/01/12
--------------------------------------------------------------------------------------------------------------------------
               Maryland - 0.8%

   2,000,000   Maryland State Energy Financing Administration,                  12/06 at 102            A-       2,079,840
                 Solid Waste Disposal Limited Obligation,
                 Wheelabrator Water Projects, 6.450%, 12/01/16
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 3.9%

   3,000,000   Massachusetts State Housing Finance Agency, Housing               4/03 at 102            A+       3,074,880
                 Projects Refunding, Series A, 6.300%, 10/01/13

               Portfolio of Investments
               Nuveen Flagship All-American - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - continued

$  4,900,000   Massachusetts State Health and Educational Facilities            12/05 at 102            A1      $5,027,449
                 Authority, Dana Farber Cancer Project,
                 Series G1, 6.250%, 12/01/22

   2,750,000   Massachusetts State Industrial Finance Agency, Revenue            3/06 at 102           AAA       2,651,110
                 Refunding, College of The Holy Cross, 5.500%, 3/01/20
--------------------------------------------------------------------------------------------------------------------------
               Michigan - 0.9%

   2,000,000   Pontiac, Michigan Hospital Finance Authority, Hospital            8/03 at 102          BBB-       1,929,040
                 Revenue Refunding, Nomc Obligation Group,
                 6.000%, 8/01/13

     420,000   Western Townships Michigan Utilities Authority, Sewer             1/99 at 102          BBB+         450,295
                 Disposal System, 8.200%, 1/01/18
--------------------------------------------------------------------------------------------------------------------------
               Missouri - 1.4%

   2,000,000   Claiborne County, Mississippi Pollution Control, Revenue          5/00 at 102          BBB-       2,096,160
                 Refunding, System Energy Resources, Inc.,
                 7.300%, 5/01/25

   1,725,000   Gautier, Mississippi Utility District, Revenue Refunding,         3/02 at 102           AAA       1,779,665
                 6.375%, 3/01/19
--------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 0.5%

     700,000   New Hampshire Higher Educational and Health Facilities            7/99 at 100          BBB+         680,645
                 Authority, Revenue Refunding, Catholic Medical Center,
                 6.000%, 7/01/17

     600,000   New Hampshire Higher Educational and Health Facilities            1/01 at 102          BBB+         634,218
                 Authority, St. Joseph Hospital, 7.500%, 1/01/16
--------------------------------------------------------------------------------------------------------------------------
               New Jersey - 1.6%

     425,000   Essex County, New Jersey, Improvement Authority Lease,            4/04 at 102          BBB+         438,689
                 6.600%, 4/01/14

   2,400,000   New Jersey Economic Development Authority, Electric               6/02 at 102           N/R       2,578,152
                 Energy Facility, Vineland Cogeneration,
                 7.875%, 6/01/19

   1,375,000   New Jersey Economic Development Authority,                        5/05 at 102           AAA       1,428,226
                 Educational Testing Service, Series B,
                 6.125%, 5/15/15
--------------------------------------------------------------------------------------------------------------------------

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report


   Principal                                                                        Optional          Call          Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York - 15.6%

$  1,900,000   New York City, Series B, Fiscal 1992, 7.500%, 2/01/09         2/02 at 101 1/2          BBB+    $  2,103,623

   3,810,000   New York, New York Series E, 6.000%, 8/01/26                  8/06 at 101 1/2          BBB+       3,709,759

               New York, New York Series D:
     140,000     7.500%, 2/01/17 (Pre-refunded to 2/01/02)                   2/02 at 101 1/2           Aaa         157,587
     545,000     7.500%, 2/01/17                                             2/02 at 101 1/2          BBB+         600,988
     145,000     7.500%, 2/01/18 (Pre-refunded to 2/01/02)                   2/02 at 101 1/2           Aaa         163,215
     605,000     7.500%, 2/01/18                                             2/02 at 101 1/2          BBB+         667,152

   1,000,000   New York, New York Refunding, Series H,                           8/07 at 101          BBB+         990,600
                 6.125%, 8/01/25

   3,000,000   New York, New York, Series I, 6.250%, 4/15/27                     4/07 at 101          BBB+       2,997,870

   1,750,000   New York City Housing Development Corporation,                    6/01 at 102           AAA       1,852,060
                 Multi-Unit Mortgage Refunding Loan, Series A,
                 7.350%, 6/01/19

   1,720,000   New York State Dormitory Authority, Revenues Department           7/04 at 102          Baa1       1,726,364
                 of Education, Series A, 6.250%, 7/01/24

   1,480,000   New York State Dormitory Authority, City                         No Opt. Call          Baa1       1,452,339
                 University System, 2nd General, Series A,
                 5.750%, 7/01/18

   2,500,000   New York State Dormitory Authority, Revenues Department           7/05 at 102          Baa1       2,663,450
                 of Health, Roswell Park Cancer, 6.625%, 7/01/24

   2,000,000   New York State Housing Finance Agency, Multifamily                8/07 at 102           AAA       1,971,100
                 Mortgage Housing, Series A, 6.050%, 8/15/32

   3,000,000   New York State Housing Finance Agency, Service Contract           9/05 at 102          Baa1       3,070,560
                 Obligation, Series A, 6.375%, 9/15/15

   1,590,000   New York State Mortgage Agency, Homeowner                         4/01 at 102           Aa2       1,675,081
                 Mortgage, Series Uu, 7.750%, 10/01/23

   5,500,000   New York State Urban Development Corporation, Revenue            No Opt. Call          Baa1       5,352,325
                 Refunding, State Facilities, 5.700%, 4/01/20

   1,500,000   New York State Urban Development Corporation, Revenue            No Opt. Call          Baa1       1,444,245
                 Refunding, Center for Industrial Innovation,
                 5.500%, 1/01/13

   2,125,000   New York State Urban Development Corporation, Revenue            No Opt. Call          Baa1       2,020,365
                 Refunding, University Facility Grant, 5.500%, 1/01/19

   7,500,000   Port Authority of New York and New Jersey, Special               10/06 at 102           N/R       7,757,175
                 Obligation Revenue, 5th Installment, Special Project,
                 Kiac-4, 6.750%, 10/01/19

               Portfolio of Investments
               Nuveen Flagship All-American - continued


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               North Carolina - 0.5%

$  1,299,276   Woodfin Treatment Facility Inc., North Carolina,                 12/03 at 102           N/R    $  1,320,636
                 Certificates of Participation, 6.750%, 12/01/13
--------------------------------------------------------------------------------------------------------------------------
               North Dakota - 0.2%

     555,000   North Dakota State Housing Finance Agency, Single-Family          7/99 at 103           Aa2         577,017
                 Mortgage, Series B, 8.000%, 7/01/13
--------------------------------------------------------------------------------------------------------------------------
               Ohio - 9.8%

   1,400,000   Cleveland, Ohio, Public Power System                             11/01 at 102           AAA       1,530,354
                 Improvement, 1st Mortgage, Series A,
                 7.000%, 11/15/17

   1,350,000   Columbiana County, Ohio County Jail Facility,                    12/04 at 102            AA       1,456,259
                 6.700%, 12/01/24

   1,000,000   Cuyahoga County, Ohio Health Care Facilities,                     6/00 at 100           N/R       1,085,390
                 Altenheim Project, 9.280%, 6/01/15

   3,000,000   Cuyahoga County, Ohio Hospital, Meridia Health System,            8/05 at 102            A1       3,060,090
                 6.250%, 8/15/24

   1,000,000   Cuyahoga County, Ohio Hospital, Fairview                          2/03 at 102            A1       1,036,270
                 General Hospital and Lutheran Medical Center,
                 6.300%, 8/15/15

   2,350,000   Garfield Heights, Ohio Hospital, Revenue Refunding and           11/02 at 102             A      2,493,092
                 Improvement, Marymont Hospital Project, Series A,
                 6.700%, 11/15/15

   1,500,000   Lucas County, Ohio Hospital, Flower Memorial                     12/01 at 102          BBB+       1,721,940
                 Hospital, Series A, 8.125%, 12/01/11
                 (Pre-refunded to 12/01/01)

               Mahoning Valley, Ohio Sanitation District:
     500,000     7.900%, 12/15/15                                               12/01 at 102           N/R         542,790
   1,600,000     7.900%, 12/15/16                                               12/01 at 102           N/R       1,736,928

   3,500,000   Miami County, Ohio Hospital Facilities, Revenue                   5/06 at 102           BBB       3,528,560
                 Refunding and Improvement, Upper Valley Medical
                 Center, Series A, 6.375%, 5/15/26

   2,750,000   Ohio State Air Quality Development Authority, Revenue             9/05 at 102            A+       2,806,788
                 Refunding, Dayton Power and Light Company Project,
                 6.100%, 9/01/30

   1,750,000   Ohio State Higher Educational Facility Commission,               12/03 at 102           AAA       1,894,200
                 University of Dayton Project, 6.600%, 12/01/17

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report



   Principal                                                                  Optional Call                                   Market
      Amount   Description                                                      Provisions*         Ratings**                  Value
------------------------------------------------------------------------------------------------------------------------------------
               Ohio - continued

$  3,500,000   Shelby County, Ohio Hospital Facilities, Revenue Refunding       9/02 at 102               BBB            $ 3,781,890
                 and Improvement, Memorial Hospital Association,
                 7.700%, 9/01/18
------------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 1.0%

   2,750,000   Tulsa, Oklahoma Municipal Airport, Revenue Refunding,            6/05 at 102               Baa2           2,765,730
                 American Airlines Project, 6.250%, 6/01/20
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 4.8%

   2,500,000   Allegheny County, Pennsylvania Higher Education Building         2/06 at 102               Baa2             2,430,875
                 Authority, Robert Morris College, Series A,
                 6.400%, 2/15/14

   1,500,000   Clarion County, Pennsylvania Hospital Authority,                 7/99 at 102               BBB-             1,584,105
                 Revenue Refunding, Clarion Hospital Project,
                 8.100%, 7/01/12

   1,000,000   Delaware County, Pennsylvania Industrial Development             4/01 at 102               AAA              1,089,730
                 Authority, Pollution Control, Philadelphia
                 Electric Company Project, 7.375%, 4/01/21

     500,000   Falls Township, Pennsylvania Hospital Authority,                 8/02 at 102               AAA                533,595
                 Revenue Refunding, Delaware Valley Medical Center
                 Project, 7.000%, 8/01/22

   1,000,000   Latrobe, Pennsylvania Industrial Development Authority,          5/04 at 102              Baa1              1,046,980
                 Saint Vincent College Project, 6.750%, 5/01/24

   1,700,000   Philadelphia, Pennsylvania Gas Works, Fourteenth                 7/03 at 102              Baa1              1,726,809
                 Series A Refunding, 6.375%, 7/01/26

   4,500,000   Philadelphia, Pennsylvania, Hospitals and Higher Education      11/03 at 102                A-              4,656,825
                 Facilities Authority, Temple University Hospital,
                 Series A Refunding, 6.625%, 11/15/23
------------------------------------------------------------------------------------------------------------------------------------
               Rhode Island - 0.6%

   1,600,000   Rhode Island Housing and Mortgage Finance Corporation,          10/00 at 102               AA+              1,686,832
                 Homeownership Opportunity, Series 3A,
                 7.850%, 10/01/16
------------------------------------------------------------------------------------------------------------------------------------
               South Carolina - 2.8%

   1,975,000   Berkeley County, South Carolina School District,                 2/04 at 102               AAA              2,065,949
                 Certificates of Participation, Berkeley School Facilities
                 Group Inc, 6.300%, 2/01/16

   1,770,000   Georgetown County, South Carolina Water and Sewer                6/05 at 102               N/R              1,719,891
                 District, Revenue Refunding and Improvement,
                 6.500%, 6/01/25

          Portfolio of Investments

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               South Carolina -- continued

$  1,000,000   South Carolina State Housing Finance and Development              6/05 at 102          BBB+    $  1,030,930
                 Authority, Multifamily Revenue, Hunting Ridge
                 Apartments, 6.750%, 6/01/25

   1,000,000   South Carolina State Housing Finance and Development             11/05 at 102           AA-       1,001,860
                 Authority, Multifamily Revenue Refunding, Runaway
                 Bay Apartments Project, 6.125%, 12/01/15

   1,750,000   York County, South Carolina Water and Sewer,                     12/03 at 102           N/R       1,700,160
                 6.500%, 12/01/25
--------------------------------------------------------------------------------------------------------------------------
               Tennessee -- 2.0%

   1,085,000   Shelby County, Tennessee Health Educational and Housing           8/07 at 105           N/R       1,274,170
                 Facilities, Open Arms Development CTRS, Series A,
                 9.750%, 8/01/19

   1,100,000   Shelby County, Tennessee Health Educational and Housing           8/07 at 105           N/R       1,295,733
                 Facilities, Open Arms Development CTRS, Series C,
                 9.750%, 8/01/19

   1,380,000   South Fulton, Tennessee Industrial Development Board,            10/05 at 102            A3       1,411,353
                 Tyson Foods Inc. Project, 6.350%, 10/01/15

   1,500,000   Wilson County, Tennessee, Certificates of Participation,          6/04 at 102             A       1,533,944
                 Educational Facilities, 6.250%, 6/30/15
--------------------------------------------------------------------------------------------------------------------------
               Texas -- 5.2%

   7,000,000   Alliance Airport Authority, Inc., Texas Special Facilities,       4/06 at 102           BBB       7,062,510
                 Federal Express Corporation Project, 6.375%, 4/01/21

   2,000,000   Dallas - Fort Worth Texas International Airport Facility,        11/02 at 102          Baa2       2,141,480
                 Improvement Corporation, American Airlines Inc,
                 7.250%, 11/01/30

   2,000,000   North Central Texas Health Facility, Development                  2/06 at 102           BBB       2,010,300
                 Corporation, Revenue Refunding, CC Young Memorial
                 Home Project, 6.375%, 2/15/20

   2,895,000   Port of Bay City Authority, Texas Matagorda County,               5/06 at 102            A+       3,019,831
                 Hoechst, Celanese Corporation Project,
                 6.500%, 5/01/26
--------------------------------------------------------------------------------------------------------------------------
               Utah -- 0.8%

   2,000,000   Carbon County, Utah Solid Waste Disposal, Revenue                 2/05 at 102          BBB+       2,200,720
                 Refunding, Laidlaw Inc/Ecdc Project, Series A,
                 7.500%, 2/01/10



     Principal                                                                      Optional Call                            Market
        Amount     Description                                                        Provisions*        Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Virginia - 3.0%
 $   3,000,000     Fairfax County, Virginia  Redevelopment and Housing               3/05 at 102               AAA    $  3,131,250
                     Authority, Multi-Family Housing Revenue Refunding,
                     Mt. Vernon Apartments, Series A, 6.625%, 9/20/20

     2,000,000     Hanover County Virginia Industrial Development Authority,        No Opt. Call               AAA       2,171,540
                     Memorial Regional Medical Center Project,
                     6.375%, 8/15/18

     2,750,000     Southeastern Public Service Authority, Regional Solid             7/03 at 102                A-       2,748,322
                     Waste System, 6.000%, 7/01/13
----------------------------------------------------------------------------------------------------------------------------------
                   West Virginia- 0.2%

       500,000     Mason County, West Virginia Pollution Control, Appalachian        1/00 at 102              Baa1         525,764
                    Power Company, Series G, 7.400%, 1/01/14
----------------------------------------------------------------------------------------------------------------------------------
                   Wisconsin - 0.4%

       855,000     Fall Creek, Wisconsin, Municipal Nursing Home Mortgage            7/99 at 100               N/R         906,624
                     Revenue, 9.875%, 7/01/19
----------------------------------------------------------------------------------------------------------------------------------
 $ 274,449,276     Total Investments - (cost $256,401,015) - 98.7%                                                     268,825,821
==============--------------------------------------------------------------------------------------------------------------------
                   Other Assets Less                                                                                     3,493,400
                   ---------------------------------------------------------------------------------------------------------------
                   Liabilities - 1.3%
                   Net Assets - 100%                                                                                  $272,319,221
                   ===============================================================================================================
                   *    Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                   **   Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or
                        Moody's rating.

                   N/R - Investment is not rated.

                   (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).



                                                                                See accompanying notes to financial statements.

                                                                              23


                              Portfolio Holdings by State
                              Nuveen Flagship Intermediate

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------

               Arizona -1.2%

$   525,000    Pima County, Arizona Industrial Development                       5/07 at 102           AAA      $  526,748
                 Authority, Single Family Mortgage
                 Revenue Refunding,
                 Series B, 5.850%, 5/01/09
--------------------------------------------------------------------------------------------------------------------------
               California - 2.4%

  1,000,000    Sacramento California Cogeneration Authority,                     7/05 at 102          BBB-       1,037,400
                 Procter and Gamble Cogeneration Project,
                 6.200%, 7/01/06
--------------------------------------------------------------------------------------------------------------------------
               Colorado - 8.8%

  2,300,000    Arapahoe County, Colorado Capital                            8/05 at 95 29/32           Baa       1,339,129
                 Improvement Tollroad Fund, Highway
                 Revenue E-470, Series C,
                 0.000%, 8/31/06

    500,000    Colorado Health Facilities                                       12/05 at 102          BBB+         510,470
                 Authority, Covenant Retirement
                 Community Project, 6.200%, 12/01/07

  1,000,000    Denver Colorado City and County, Airport                         11/05 at 102           AAA       1,003,520
                 Revenue, Series B, 5.400%, 11/15/06

  1,000,000    Eagle County, Colorado Air Term                                  No Opt. Call           N/R       1,026,210
                 Corporation, Airport Terminal Project,
                 6.750%, 5/01/06
--------------------------------------------------------------------------------------------------------------------------
               Connecticut - 3.0%

  1,000,000    Connecticut State Health and                                     No Opt. Call          BBB-         996,570
                 Educational Facilities Authority,
                 Quinnipiac College, Series D,
                 5.625%, 7/01/03

    335,000    Eastern Connecticut Resource                                      1/03 at 102          BBB+         330,558
                 Recovery Authority, Solid Waste,
                 Wheelabrator Lisbon Project,
                 Series A, 5.150%, 1/01/05
--------------------------------------------------------------------------------------------------------------------------
               District of Columbia -0.5%

    205,000    District of Columbia, American University,                       10/06 at 101           AAA         205,250
                 5.375%, 10/01/08
--------------------------------------------------------------------------------------------------------------------------
               Florida - 5.6%

    275,000    Florida State Broward County                                     No Opt. Call           AA+         387,203
                 Expressway Authority,
                 9.875%, 7/01/09

  1,000,000    Palm Beach County, Florida                                       No Opt. Call           AAA       1,049,630
                 School Board, Certificates
                 of Participation, Series A,
                 5.800%, 8/01/04

  1,000,000    Sanford Florida Airport Authority,                               No Opt. Call           N/R       1,016,780
                 Industrial Development, Central Florida
                 Terminals Inc. Project, Series A,
                 7.500%, 5/01/06

                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Guam - 0.6%

$   275,000    Guam Government, Series A, 4.900%, 11/15/04                      11/03 at 102           BBB     $   260,079
--------------------------------------------------------------------------------------------------------------------------
               Illinois - 2.3%

  1,000,000    Illinois Health Facilities Authority,                            No Opt. Call            A-       1,020,200
                 Mercy Hospital and Medical Center, 6.000%, 1/01/06
--------------------------------------------------------------------------------------------------------------------------
               Indiana - 1.1%

    500,000    Indiana Bond Special Program, Hendricks                           2/07 at 102           AA-         503,135
                 Redevelopment, Series B, 5.750%, 2/01/08 (WI)
--------------------------------------------------------------------------------------------------------------------------
               Kansas - 1.0%

    420,000    Lenexa, Kansas, Multifamily Housing Revenue                       2/03 at 102            AA         434,830
                 Refunding, Barrington Park Apartments
                 Project, Series A, 6.200%, 2/01/08
--------------------------------------------------------------------------------------------------------------------------
               Kentucky - 7.5%

  1,165,000    Kentucky Infrastructure Authority, Revenue                        8/05 at 102             A       1,197,923
                 Refunding Governmental Agencies Program,
                 Series H, 5.600%, 8/01/06

  1,000,000    Louisville and Jefferson County, Kentucky,                       No Opt. Call           AAA       1,027,830
                 Regional Airport Authority, Series A, 5.750%, 7/01/01

  1,000,000    McCracken County, Kentucky, Revenue                              No Opt. Call           AAA       1,063,620
                 Refunding, Mercy Health System, Series A,
                 6.100%, 11/01/04
--------------------------------------------------------------------------------------------------------------------------
               Louisiana - 0.8%

    345,000    Louisiana Public Facilities Authority,                           No Opt. Call           Aaa         361,381
                 Revenue Refunding, Student Loan Senior, Series A-2,
                 6.600%, 3/01/03
--------------------------------------------------------------------------------------------------------------------------
               Maryland - 1.1%

    500,000    Maryland State Health and Higher                                  1/07 at 102            A-         505,520
                 Educational Facilities Authority, Revenue Refunding,
                 Pickersgill Issue, Series A, 5.750%, 1/01/08
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 5.4%

               Massachusetts State Health and Educational Facilities
               Authority, Dana Farber Cancer Project, Series G - 1:
    500,000      6.500%, 12/01/05                                               No Opt. Call            A1         538,785
    750,000      6.500%, 12/01/06                                               12/05 at 102            A1         817,215

  1,000,000    Massachusetts State Water Pollution Abatement,                    2/04 at 102           AA+       1,038,260
                 Tollroad Water Pollution Abatement Revenue
                 Loan Program, Series A, 5.700%, 2/01/05

               Portfolio Holdings by State
               Nuveen Flagship Intermediate - continued

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Michigan - 8.4%
$   750,000    Michigan Municipal Bond Authority, State                         No Opt. Call           Aa1     $   842,730
                 Revolving Fund, 7.000%, 10/01/04
    750,000    Michigan State Hospital Finance Authority,                        8/04 at 102           AAA         740,498
                 Revenue Refunding, Detroit Medical Center,
                 Series B, 5.100%, 8/15/07
  1,000,000    Michigan State Hospital Finance Authority,                       No Opt. Call           BBB       1,023,000
                 Revenue Refunding, Gratiot Community Hospital,
                 6.100%, 10/01/07
  1,000,000    Monroe County, Michigan, Pollution Control,                      No Opt. Call           AAA       1,071,280
                 Detroit Edison Company Project, Series A,
                 6.350%, 12/01/04
--------------------------------------------------------------------------------------------------------------------------
               Missouri - 3.8%
  1,000,000    Branson, Missouri, Tax Increment Allocation,                     No Opt. Call           N/R         993,860
                 Branson Meadows Project, Series A,
                 6.400%, 11/01/05
    350,000    St. Louis County, Missouri, Industrial  Development              12/02 at 102           N/R         372,747
                 Authority, Revenue Refunding, Kiel Center
                 Multipurpose Arena, 7.625%, 12/01/09
    300,000    St. Louis, Missouri, Airport Revenue  Refunding,                  7/02 at 102           AAA         311,898
                 Lambert, St. Louis International, 5.900%, 7/01/03
--------------------------------------------------------------------------------------------------------------------------
               Nevada - 2.3%
  1,000,000    Las Vegas, Nevada, Downtown Redevelopment                         6/05 at 101           AAA       1,001,380
                 Agency, Tax Increment Revenue Refunding, Parity
                 Lien, Series A, 5.300%, 6/01/06
--------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 2.2%
  1,000,000    New Hampshire State Turnpike System Revenue,                      2/04 at 102             A         956,640
                 4.800%, 2/01/07
--------------------------------------------------------------------------------------------------------------------------
               New Jersey - 1.2%
    500,000    New Jersey Economic Development Authority,                       No Opt. Call           AAA         512,715
                 Educational Testing Service,  Series B,
                 5.500%, 5/15/05
--------------------------------------------------------------------------------------------------------------------------
               New Mexico - 0.2%
    100,000    New Mexico Educational Assistance  Foundation,                   No Opt. Call           Aaa         105,021
                 Student Loan, Series One - A, 6.300%, 12/01/02

Nuveen Flagship Municipal Bond Funds
April 30, 1997 Annual Report


  Principal                                                                      Option Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York - 12.7%
$   500,000    Albany New York Housing Authority, Limited                       10/05 at 102          Baa1     $   499,035
                 Obligation Refunding, 5.700%, 10/01/06
    700,000    New York City, Series F, 6.375%, 2/15/06                          2/05 at 101          BBB+         733,726
    200,000    New York City, Series G, 5.750%, 2/01/06                                               BBB+         201,072
    500,000    New York City, New York, Series B, 5.700%, 8/15/07            8/06 at 101 1/2          BBB+         498,030
    250,000    New York State Energy Resh and Development                       No Opt. Call          Baa1         248,405
                 Authority, State Service Contract, Western New
                 York Nuclear Service Center, Series B,
                 5.500%, 4/01/05
    750,000    New York State Housing Finance Agency, Revenue                   No Opt. Call          BBB+         761,190
                 Refunding, Health Facilities, New York City,
                 Series A, 6.000%, 5/01/06
    500,000    New York State Tollway Authority, Service Contract                4/05 at 102          Baa1         506,935
                 Revenue, Local Highway and Bridge, 5.750%, 4/01/06
  1,000,000    Port Authority of New York and New Jersey, Special               No Opt. Call           N/R       1,079,560
                 Obligation Revenue, 3rd Installment,
                 Special Project - Kiac-4, 7.000%, 10/01/07
  1,000,000    Port Authority of New York and New Jersey, Special               No Opt. Call           AAA       1,073,040
                 Obligation Revenue, JFK International Air Terminal
                 1st Installment, 6.250%, 12/01/10 (WI)
--------------------------------------------------------------------------------------------------------------------------
               Ohio - 13.4%
               Cleveland - Cuyahoga County Ohio Port Authority,
               Revenue Refunding, Rock and Roll Hall of Fame:
    360,000      5.750%, 12/01/07                                               No Opt. Call           N/R         359,132
    425,000      5.850%, 12/01/08                                               No Opt. Call           N/R         424,269
  1,000,000    Franklin County, Ohio Hospital, Revenue Refunding                11/06 at 101            Aa       1,028,050
                and Improvement, Children's Hospital Project,
                Series A, 5.550%, 11/01/07
  1,000,000    Hamilton County, Ohio, Hospital Facilities, Revenue              No Opt. Call           AAA         994,410
                Refunding, Children's Hospital Medical Center,
                Series F, 5.200%, 5/15/09
    900,000    Miami County Ohio Hospital Facilities, Revenue                   No Opt. Call           BBB         927,234
                 Refunding and Improvement, Upper Valley
                 Medical Center, Series C, 6.000%, 5/15/06
  1,000,000    Ohio State Building Authority, State Facilities,                 10/04 at 102           AAA       1,039,650
                 Administration Building Fund, Series A,
                 5.650%, 10/01/05

               Portfolio Holdings by State
               Nuveen Flagship Intermediate - continued

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Ohio - continued

$ 1,000,000    Ohio State Public Facilities Commission, Higher Education        No Opt. Call           AAA     $ 1,045,490
                 Capital Facilities, Series B, 5.750%, 11/01/04
--------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 7.7%

  1,010,000    Lehigh County, Pennsylvania, General Purpose Authority,           7/05 at 102           AAA       1,023,039
                 Revenues Refunding, Lehigh Valley Hospital Inc., Series A,
                 5.400%, 7/01/06

  1,000,000    Philadelphia, Pennsylvania, 4.900%, 5/15/06                      No Opt. Call           AAA         975,530

    500,000    Philadelphia, Pennsylvania Gas Works, Revenue Refunding,         No Opt. Call          Baa1         535,385
                 Fourteenth Series A, Refunding, 7.000%, 7/01/02

  1,500,000    Westmoreland County Pennsylvania Municipal Authority,            No Opt. Call           AAA         868,560
                 Municipal Service Revenue Refunding, Series A,
                 0.000%, 8/15/07
--------------------------------------------------------------------------------------------------------------------------
               South Carolina - 0.6%

    240,000    Myrtle Beach South Carolina, Certificates of Participation,      No Opt. Call          BBB+         252,216
                 Myrtle Beach Convention Center Project, 6.750%, 7/01/02
--------------------------------------------------------------------------------------------------------------------------
               South Dakota - 1.3%

    550,000    South Dakota Student Loan Finance Corporation, Series A,         No Opt. Call            A+         562,881
                 Refunding, 5.850%, 8/01/00
--------------------------------------------------------------------------------------------------------------------------
               Tennessee - 2.3%

    500,000    Clarksville, Tennessee, Hospital, Revenue Refunding and          No Opt. Call          Baa1         502,760
                 Improvement, Clarksville Memorial Project, 6.000%, 7/01/03

    500,000    Metro Government Nashville and Davidson County Tennessee         No Opt. Call          BBB+         509,515
                 Industrial Development Board, Revenue Refunding and
                 Improvement, Osco Treatment Inc., 6.000%, 5/01/03
--------------------------------------------------------------------------------------------------------------------------
               Texas - 5.7%

    400,000    Brazos Texas Higher Education Authority Inc., Student Loan       No Opt. Call           Aaa         418,172
                 Revenue Refunding, Series A - 1, 6.200%, 12/01/02

  3,000,000    Goose Creek Texas Independent School District Refunding,         No Opt. Call           AAA       1,567,770
                 0.000%, 2/15/09

                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Texas - continued

$   535,000    Texas State Department Housing and Community                     No Opt. Call             A     $   542,586
                 Affairs, Multi-Family Revenue Housing, NHP
                 Foundation, Asmara Project, Series A, 5.800%, 1/01/06
--------------------------------------------------------------------------------------------------------------------------
               Wyoming - 0.5%

    200,000    Wyoming State Farm Loan Board, Capital Facilities                10/02 at 102           AA-         210,073
                 Revenue Refunding, 6.100%, 10/01/06
--------------------------------------------------------------------------------------------------------------------------
$47,365,000    Total Investments - (cost $44,139,584) - 103.6%                                                  45,517,730
===============-----------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (3.6%)                                                           (1,602,245)
               -----------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                               $43,915,485
               ===========================================================================================================

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

               N/R - Investment is not rated.

               (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).



                                 See accompanying notes to financial statements.

               Portfolio Holdings by State
               Nuveen Flagship Limited Term

  Principal                                                                    Optional Call                        Market
     Amount    Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Alaska - 0.2%

$   945,000    Alaska Industrial Development and Exposition                     No Opt. Call            A2    $    961,934
                 Authority, Revolving Fund, Series A,
                 5.700%, 4/01/99
--------------------------------------------------------------------------------------------------------------------------
               Arizona - 0.5%

    250,000    Arizona Educational Loan Marketing Corporation,                  No Opt. Call            Aa         258,870
                 Educational Loan, Senior Series,
                 6.125%, 9/01/02

  2,000,000    Tucson Arizona Refunding, 5.375%, 7/01/05                        No Opt. Call           AAA       2,047,620
--------------------------------------------------------------------------------------------------------------------------
               California - 2.2%

  1,250,000    Long Beach, California, Aquarium of The Pacific,                 No Opt. Call           BBB       1,245,063
                 Series A, 5.750%, 7/01/05

               Sacramento, California Cogeneration Authority,
               Procter and Gamble Cogeneration Project:
  1,000,000      5.900%, 7/01/02                                                No Opt. Call          BBB-       1,024,470
    500,000      6.000%, 7/01/03                                                No Opt. Call          BBB-         513,935
    500,000      7.000%, 7/01/04                                                No Opt. Call          BBB-         541,125

  4,800,000    Southern California Public Power Authority, Revenue              No Opt. Call           AAA       4,980,192
                 Refunding, Palo Verde Project, Series A,
                 5.500%, 7/01/05

  1,500,000    Taft California Public Financing Authority, Lease                No Opt. Call          BBB+       1,487,655
                 Revenue, Community Correctional Facility Project,
                 Series A, 5.500%, 1/01/06
--------------------------------------------------------------------------------------------------------------------------
               Colorado - 5.9%

  9,000,000    Arapahoe County, Colorado Capital Improvement,               8/05 at 95 29/32           Baa       5,240,070
                 Tollroad Fund Highway Revenue E - 470, Series C,
                 0.000%, 8/31/06

               Arvada, Colorado, Limited Sales and Use Tax:
    500,000      6.200%, 6/01/98                                                No Opt. Call           N/R         511,475
    500,000      6.300%, 6/01/99                                                No Opt. Call           N/R         517,355
    400,000      6.400%, 6/01/00                                                No Opt. Call           N/R         418,428

  3,135,000    Colorado Health Facilities Authority, Covenant                   No Opt. Call          BBB+       3,150,173
                 Retirement Communities Project,
                 5.650%, 12/01/04

  1,515,000    Colorado Housing Finance Authority, Single Family                No Opt. Call           Aa1       1,177,549
                 Housing, Series A, 0.000%, 11/01/01

  3,515,000    Colorado Housing Finance Authority, Single Family                No Opt. Call           Aa1       2,562,751
                 Housing, Series A, 0.000%, 11/01/02

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------
               Colorado - continued
$  2,120,000   Colorado Student Obligation Bond Authority, Student               No Opt. Call         A       $  2,195,260
                 Loan Revenue, Series A, 6.625%, 6/01/99

   6,475,000   Denver, Colorado City and County Airport,                         No Opt. Call       AAA          6,690,618
                 Series B, 5.750%, 11/15/04

     415,000   Denver, Colorado City and County, Industrial                      No Opt. Call      BBB+            424,047
                 Development Revenue, University of Denver
                 Project, 6.800%, 3/01/98

   1,600,000   Eagle County, Colorado Air Term Corporation,                      No Opt. Call       N/R          1,641,936
                 Airport Terminal Project, 6.750%, 5/01/06

     535,000   Hyland Hills Metropolitan Park and Recreation                     No Opt. Call       N/R            537,600
                 District, Colorado, Special Revenue Refunding
                 and Improvement, Series A, 4.750%, 12/15/97

     500,000   Hyland Hills Metropolitan Park and Recreation                     No Opt. Call       N/R            504,710
                 District, Colorado, Special Revenue Refunding
                 and Improvement, Series A, 5.000%, 12/15/98

     500,000   Hyland Hills Metropolitan Park and Recreation                     No Opt. Call       N/R            507,865
                 District, Colorado, Special Revenue Refunding
                 and Improvement, Series A, 5.400%, 12/15/00

     200,000   University of Colorado, Certificates of Participation,            12/98 at 102        A2            212,442
                 Series D, Colorado Association of
                 School Boards Lease Purchase Finance Program,
                 7.100%, 12/01/00 (Pre-refunded to 12/01/98)
--------------------------------------------------------------------------------------------------------------------------
               Connecticut - 2.6%

               Bridgeport, Connecticut Refunding, Series A:
   4,650,000     5.250%, 9/01/04                                                 No Opt. Call       AAA          4,716,077
   1,000,000     6.000%, 9/01/05                                                 No Opt. Call       AAA          1,062,860

   2,800,000   Connecticut State Health and Educational Facilities               No Opt. Call      BBB-          2,790,396
                 Authority, Quinnipiac College, Series D,
                 5.625%, 7/01/03

   1,025,000   New Haven, Connecticut, Series A, 9.250%, 3/01/02                 No Opt. Call       AAA          1,146,698

     625,000   New Haven, Connecticut, Series B, 5.900%, 12/01/98                No Opt. Call       AAA            635,944
               Stratford, Connecticut:
     610,000     6.750%, 3/01/98                                                 No Opt. Call       N/R            624,048
     650,000     6.900%, 3/01/99                                                 No Opt. Call       N/R            677,287

31


               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                        Provisons*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 0.2%

               District of Columbia Redevelopment Agency,
               Washington D.C. Sports Arena Special Tax:
$    500,000     4.850%, 11/01/97                                               No Opt. Call           Baa      $  500,885
     500,000     5.300%, 11/01/99                                               No Opt. Call           Baa         503,370
--------------------------------------------------------------------------------------------------------------------------
               Florida - 1.1%

   1,000,000   Dade County, Florida Aviation, Series U,                         No Opt. Call           Aa3       1,028,660
                 6.400%, 10/01/98

     455,000   Florida School State Boards Association Inc.,                    No Opt. Call           N/R         457,862
                 Certificates of Participation, Florida School Districts
                 Financing Program, Series 5, 7.500%, 7/01/97

     100,000   Jacksonville, Florida Electric Authority, Revenue                 4/03 at 101           Aa1          99,904
                 Refunding, St. John Issue 2, Series 10,
                 5.000%, 10/01/04

     540,000   North Springs Improvement District, Florida Water                No Opt. Call           N/R         571,563
                 and Sewer Revenue, 7.900%, 10/01/01

     100,000   Ocoee, Florida, Water and Sewer System Revenue,                  10/06 at 102           AAA          99,100
                 5.100%, 10/01/08

   2,625,000   Sanford, Florida Airport Authority, Industrial                   No Opt. Call           N/R       2,657,445
                 Development Revenue, Central Florida Terminals
                 Inc. Project, Series A, 7.300%, 5/01/04
--------------------------------------------------------------------------------------------------------------------------
               Georgia 0.7%

   3,000,000   Atlanta, Georgia Airport Facilities, Revenue                     No Opt. Call           AAA       3,287,760
                 Refunding, 6.500%, 1/01/06
--------------------------------------------------------------------------------------------------------------------------
               Illinois - 2.3%

     450,000   De Kalb, Illinois, Single Family Mortgage,                       No Opt. Call           Aaa         463,019
                 Series A, 6.700%, 12/01/99

     275,000   Evergreen Park, Illinois, Hospital Facility, Revenue             No Opt. Call           AAA         276,488
                 Refunding, Little Company Mary Hospital,
                 5.750%, 8/15/97

     970,000   Illinois Health Facilities Authority, Revenue                    No Opt. Call            AA         982,009
                 Refunding, Galesburg Cottage Hospital,
                 5.400%, 5/01/00

   1,500,000   Illinois Health Facilities Authority, Revenue                    No Opt. Call            A-       1,482,390
                 Refunding, Sarah Bush Lincoln Health Center,
                 Series B, 5.500%, 2/15/06


                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Illinois - continued
$  1,550,000   Illinois Health Facilities Authority, Servantor,                  8/99 at 102           N/R    $  1,674,310
                    Series B, 7.500%, 8/15/01

     895,000   Illinois Health Facilities Authority, Mercy Hospital             No Opt. Call            A-         903,332
                    and Medical Center, 5.600%, 1/01/02

     325,000   Illinois Health Facilities Authority, Carle                      No Opt. Call           AAA         336,281
                    Foundation, Series C, 6.700%, 1/01/99

   3,000,000   Illinois St. Refunding, 6.200%, 10/01/04                         10/02 at 102           AA-       3,200,070

   1,975,000   Romeoville, Illinois, Refunding, Series B, Alternate             No Opt. Call           N/R       2,072,328
                    Revenue Source, 7.850%, 1/01/01
--------------------------------------------------------------------------------------------------------------------------
               Indiana - 2.4%

               Indiana Bond Special Program, Hendricks
               Redevelopment, Series B:
   1,525,000        5.250%, 2/01/03 (WI)                                        No Opt. Call           AA-       1,521,127
   1,075,000        5.400%, 2/01/04 (WI)                                        No Opt. Call           AA-       1,077,311

               Indianapolis Indiana Economic Development,
               Multifamily Housing Revenue Castle Dore
               Project, Series A:
     160,000        5.125%, 10/01/02                                             4/98 at 100           N/R         159,990
     330,000        5.125%, 10/01/07                                             4/98 at 100           N/R         329,980
     435,000        5.125%, 10/01/12                                             4/98 at 100           N/R         434,974
     590,000        5.125%, 10/01/17                                             4/98 at 100           N/R         589,965
   5,370,000        5.125%,  4/01/37                                            No Opt. Call           N/R       5,369,678

   1,250,000   Valparaiso, Indiana, Multi - Schools Building                    No Opt. Call           AAA       1,311,174
                    Corporation First Mortgage, 6.100%, 7/01/01
--------------------------------------------------------------------------------------------------------------------------
               Iowa - 1.4%

               Iowa State, Certificates of Participation,
               Series A:
   2,145,000        5.750%, 7/01/98                                             No Opt. Call            AAA       2,184,103
   1,775,000        6.000%, 7/01/99                                             No Opt. Call            AAA       1,825,250

               Iowa Student Loan Liquidity Corporation, Student
               Loan Revenue, Iowa Partnership:
     600,000        5.850%, 7/01/99                                             No Opt. Call              A         612,540
     325,000        6.000%, 7/01/00                                             No Opt. Call              A         334,064
     600,000        6.100%, 7/01/01                                             No Opt. Call              A         620,862
     650,000        6.200%, 7/01/02                                             No Opt. Call              A         674,902


               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Kentucky - 9.5%
$  3,180,000   Christian County, Kentucky, Hospital Revenue                     No Opt. Call            A-    $  3,195,646
                 Refunding, Jennie Stuart Medical Center,
                 Series A, 5.500%, 7/01/06

               Jeffersontown, Kentucky, Certificates of Participation,
               Kentucky Public Projects:
     335,000     4.650%, 11/01/02                                               No Opt. Call             A         331,017
     520,000     4.750%, 11/01/03                                               No Opt. Call             A         512,715
     355,000     4.850%, 11/01/04                                               No Opt. Call             A         351,070

      50,000   Kenton County, Kentucky, Water District No. 1,                   No Opt. Call           AAA          52,112
                 Waterworks Revenue, Series A, 5.700%, 2/01/04

               Kenton County, Kentucky, Water District No. 1,
               Waterworks Revenue, Series B:
     475,000     5.600%, 2/01/03                                                No Opt. Call           AAA         491,093
     500,000     5.600%, 2/01/04                                                No Opt. Call           AAA         517,985
     500,000     5.600%, 2/01/05                                                No Opt. Call           AAA         518,555

               Kentucky Development Finance Authority, Revenue
               Refunding, Sisters Of Charity Health, Nazareth
               Health Corporation:
   1,280,000     5.750%, 11/01/98                                               No Opt. Call            A+       1,303,539
   1,330,000     6.000%, 11/01/01                                               No Opt. Call            A+       1,375,885
   2,720,000     6.600%, 11/01/06                                               11/01 at 102            A+       2,908,061

   1,460,000   Kentucky Higher Education Student Loan Corporation               No Opt. Call           Aaa       1,569,909
                 Insured Student Loan Revenue Insured,
                 Series B, 6.800%, 6/01/03

               Kentucky Infrastructure Authority, Revenue
               Refunding, Wastewater Revolving Fund Program,
               Series C:
     180,000     5.300%, 6/01/03                                                No Opt. Call             A         182,749
     220,000     5.400%, 6/01/04                                                No Opt. Call             A         224,464
     200,000     5.500%, 6/01/05                                                No Opt. Call             A         205,170

               Kentucky Infrastructure Authority, Revenue
               Refunding, Governmental Agencies Program,
               Series H:
   1,945,000     5.300%, 8/01/03                                                No Opt. Call             A       1,972,716
     675,000     5.400%, 8/01/04                                                No Opt. Call             A         687,913
   1,000,000     5.500%, 8/01/05                                                No Opt. Call             A       1,024,550

     500,000   Kentucky State Property and Buildings Commission                 No Opt. Call            A+         530,555
                 Revenues Refunding, Project No. 59,
                 6.000%, 11/01/05

                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*        Rating           Value
--------------------------------------------------------------------------------------------------------------------------
               Kentucky - continued

               Kentucky State Authority, Economic Development
               Revenue Refunding, Revitalization Projects:
  $   60,000     5.400%, 7/01/05                                               No Opt. Call            AAA      $   61,367
  $5,000,000     5.000%, 7/01/02                                               No Opt. Call            AAA       5,041,550
   1,000,000   Kentucky State Authority, Resource Recovery                     No Opt. Call             A+       1,256,690
                 Refunding Revenue, 0.000%, 7/01/05

     165,000   Lexington - Fayette Urban County Kentucky,                      No Opt. Call            AAA         167,021
                 Government Public Facilities Company
                 Mortgage Revenue, 5.000%, 11/01/01
               Louisville and Jefferson County, Kentucky, Regional
               Airport Authority, System Revenue, Series A:
   1,030,000     5.750%, 7/01/98                                               No Opt. Call            AAA       1,048,983
   1,300,000     5.750%, 7/01/99                                               No Opt. Call            AAA       1,329,900
   1,375,000     5.750%, 7/01/00                                               No Opt. Call            AAA       1,412,923
     455,000     5.750%, 7/01/01                                               No Opt. Call            AAA         467,663
   1,535,000     5.750%, 7/01/02                                               No Opt. Call            AAA       1,582,524

   1,030,000   Louisville and Jefferson County, Kentucky, Regional             No Opt. Call            AAA       1,006,578
                 Airport Authority, System Revenue, Louisville
                 International Airport, Series A, 4.900%, 7/01/04

   3,225,000   Mt. Sterling, Kentucky, Lease Revenue Kentucky                  No Opt. Call             Aa       3,265,474
                 League Cities, Series A, 5.625%, 3/01/03

  10,800,000   Owensboro, Kentucky, Electric Light and Power                   No Opt. Call            AAA       7,784,424
                 Revenue, Series A, 0.000%, 1/01/04

     100,000   University of Kentucky, University Revenue                      No Opt. Call            AAA         100,231
                 Construction Educational Buildings, Series O,
                 5.000%, 5/01/03
--------------------------------------------------------------------------------------------------------------------------
               Louisiana - 5.0%

   6,000,000   East Baton Rouge Parish Louisiana, Industrial                   No Opt. Call             A+       6,182,580
                 Pollution and Pollution Control Revenue
                 Refunding, Hoechst Celanese Corporation
                 Project, 5.400%, 12/01/02

   3,000,000   Jefferson, Louisiana, Sales Tax District, Special               No Opt. Call            AAA       3,039,570
                 Sales Tax Revenue Refunding, Series A,
                6.125%, 12/01/97

               Louisiana Public Facilities Authority, Hospital
               Revenue, Our Lady Of Lourdes Regional Medical:
   1,285,000     4.700%, 2/01/99                                              No Opt. Call             AAA       1,289,883
   1,215,000     4.900%, 2/01/00                                              No Opt. Call             AAA       1,221,087

               Portfolio Holdings by State


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Louisiana - continued
  $1,170,000   Louisiana Public Facilities Authority, Hospital                 No Opt. Call             A3      $1,220,989
                 Revenue, Womans Hospital Foundation Project,
                 6.750%, 10/01/02
   3,080,000   Louisiana Public Facilities Authority, Hospital                 No Opt. Call            AAA       3,264,615
                 Revenue Refunding, Southern Baptist Hospital
                 Project, 6.200%, 5/15/02
   2,500,000   Louisiana State Offshore Term Authority, Deepwater              No Opt. Call              A       2,598,750
                 Port Revenue Refunding, 1st Stage, Series B,
                 6.100%, 9/01/02
               Office Facilities Corporation, Capital Facilities:
     400,000     7.250%, 12/01/99                                              No Opt. Call           BBB+         423,992
     770,000     7.350%, 12/01/00                                              No Opt. Call           BBB+         828,659

               Ouachita Parish Louisiana Hospital Service, District
               No. 1, Glenwood Regional Medical Center:
     405,000     6.800%, 7/01/97                                               No Opt. Call              A         406,985
     440,000     7.000%, 7/01/98                                               No Opt. Call              A         454,344

     425,000     7.000%, 7/01/99                                               No Opt. Call              A         445,749

     300,000     7.250%, 7/01/00                                               No Opt. Call              A         321,390
--------------------------------------------------------------------------------------------------------------------------
               Maine - 0.1%

     260,000   Maine Educational Loan Marketing Corporation,                   No Opt. Call              A         263,112
                 Student Loan Revenue Refunding, Series 1991,
                 6.500%, 11/01/97
--------------------------------------------------------------------------------------------------------------------------
               Maryland - 1.3%

               Maryland State Energy Financing Administration,
               Solid Waste Disposal Revenue Limited Obligation,
               Wheelabrator Water Projects:
   2,280,000     5.650%, 12/01/03                                              No Opt. Call             A-         2,307,337
   1,000,000     5.850%, 12/01/05                                              No Opt. Call             A-         1,019,530

   2,400,000   Northeast Maryland Waste Disposal Authority,                    No Opt. Call            AAA         2,669,832
                 Resource Recovery Revenue Refunding,
                 Southwest Resource Recovery Facility,
                 7.150%, 1/01/04
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 6.0%

     265,000   Brockton, Massachusetts, 5.350%, 6/15/00                        No Opt. Call             A-           268,578

               Massachusetts Education Loan Authority Education
               Loan Revenue Refunding, Issue E, Series B:
   1,000,000     5.500%, 7/01/01                                               No Opt. Call            AAA         1,024,960
   3,075,000     5.700%, 7/01/04                                               No Opt. Call            AAA         3,186,992

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Massachusetts - continued

               Massachusetts Educational Financing Authority, Education
               Loan Revenue Refunding, Issue E:
$  1,970,000     5.250%, 7/01/06                                                No Opt. Call           AAA    $  1,951,502
   2,775,000     5.350%, 7/01/07                                                 7/06 at 102           AAA       2,757,185

   2,635,000   Massachusetts Municipal Wholesale Electric Company, Power        No Opt. Call           AAA       2,759,188
                 Supply System Revenue, Series A, 6.300%, 7/01/00

   3,800,000   Massachusetts Municipal Wholesale Electric Company Power         No Opt. Call           AAA       3,979,094
                 Supply System Revenue Refunding, Series B, 6.300%, 7/01/00

   1,000,000   Massachusetts State Refunding, Series A, 6.100%, 8/01/99         No Opt. Call            A+       1,033,510

               Massachusetts State Cons Loan, Series C:
   1,000,000     7.000%, 12/01/97                                               No Opt. Call            A+       1,018,000
     975,000     7.000%, 12/01/98                                               No Opt. Call            A+       1,015,463

   1,000,000   Massachusetts State Convention Center Authority, Refunding,      No Opt. Call            A1       1,022,330
                 Hynes Convention Center, 5.900%, 9/01/98

   1,100,000   Massachusetts State Industrial Finance Agency, Resource          No Opt. Call           AAA       1,114,982
                 Recovery Revenue Refunding, Refusetech Inc. Project,
                 Series A, 5.250%, 7/01/99

               New Bedford, Massachusetts:
     600,000     5.250%, 3/01/00                                                No Opt. Call          Baa3         603,828
     600,000     5.400%, 3/01/01                                                No Opt. Call          Baa3         604,080
     600,000     5.500%, 3/01/02                                                No Opt. Call          Baa3         604,248

   2,500,000   New England Education Loan Marketing Corporation                 No Opt. Call            A1       2,525,475
                 Massachusetts Refunding, Student Loan, Series F,
                 5.625%, 7/01/04

     415,000   Springfield, Massachusetts, Refunding, Series A,                 No Opt. Call            A-         423,669
                 5.800%, 9/01/99

               Springfield, Massachusetts, School Project Loan, Series B:
     815,000     5.800%, 9/01/99                                                No Opt. Call           Baa         827,527
     250,000     6.100%, 9/01/02                                                No Opt. Call           Baa         258,348


               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Michigan - 6.9%

$  3,315,000   Detroit, Michigan, Economic Development Corporation Resource     No Opt. Call           AAA    $  3,448,561
                 Recovery Revenue, Series A, 6.350%, 5/01/00

   3,000,000   Greater Detroit Resource Recovery Authority, Michigan            No Opt. Call           AAA       3,078,600
                 Revenue Refunding, Series A, 5.500%, 12/13/04

     820,000   Madison Heights, Michigan, Tax Increment Finance Authority       No Opt. Call           N/R         860,869
                 Revenue, 8.500%, 3/15/01

     900,000   Michigan Higher Education Student Loan Authority, Series 7,      No Opt. Call           AAA         936,828
                 6.375%, 10/01/00

   2,000,000   Michigan Higher Education Student Loan Authority, Revenue        No Opt. Call           Aa1       2,022,320
                 Refunding, Senior Series XV, Series A, 5.400%, 9/01/00

   2,700,000   Michigan State Hospital Finance Authority, Revenue               No Opt. Call           AAA       2,758,590
                 Refunding, St. John, Series A, 5.400%, 5/15/00

   3,075,000   Michigan State Hospital Finance Authority, Revenue               No Opt. Call           BBB       3,052,184
                 Refunding, Gratiot Community Hospital, 5.300%, 10/01/01

   1,000,000   Michigan State Hospital Finance Authority, Revenue               No Opt. Call           AA-       1,048,500
                 Refunding, Mercy Health Services, Series T,
                 6.000%, 8/15/06 (WI)

               Michigan State Housing Development Authority, Rental Housing
                 Revenue, Series B:
   3,085,000     5.450%,   4/01/05                                              No Opt. Call           AAA       3,113,074
   3,325,000     5.450%,  10/01/05                                               6/05 at 102           AAA       3,356,787

   4,095,000   Pontiac, Michigan, Hospital Finance Authority, Hospital           8/00 at 100          BBB-       4,073,010
                 Revenue Refunding, Nomc Obligation Group, 5.800%, 8/01/03

   3,000,000   Wayne Charter County, Michigan, Airport Revenue Refunding,       No Opt. Call           AAA       3,039,210
                 Detroit Metropolitan Airport, Series A, 5.150%, 12/01/00
--------------------------------------------------------------------------------------------------------------------------
               Minnesota - 0.4%

     615,000   Brainerd, Minnesota, Health Care Facilities Revenue              No Opt. Call           AAA         619,699
                 Benedictine Health, St. Joseph, Series D, 5.000%, 2/15/00

   1,045,000   Duluth, Minnesota, Economic Development Authority, Health        No Opt. Call           AAA       1,051,625
                 Care Facilities Revenue Benedictine Health System, St.
                 Mary, Series C, 5.000%, 2/15/00

                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Missouri - 0.7%

               Branson, Missouri, Tax Increment Allocation
               Revenue, Branson Meadows Project, Series A:
$  1,740,000     5.850%, 11/01/01                                               No Opt. Call           N/R     $ 1,730,500
     810,000     6.400%, 11/01/05                                               No Opt. Call           N/R         805,027

     655,000     St. Louis, Missouri, Regional Convention and Sports            No Opt. Call           N/R         687,409
                 Complex Authority, Series C, 7.750%, 8/15/01
--------------------------------------------------------------------------------------------------------------------------
               Mississippi - 0.9%

   1,155,000   Hinds County, Mississippi, Revenue Refunding,                    No Opt. Call           AAA       1,161,433
                 Mississippi Methodist Hospital and
                 Rehabilitation, 4.900%, 5/01/00

               Mississippi Hospital Equipment and Facilities
               Authority, Revenue Refunding, Mississippi Baptist
               Medical Center:
   1,690,000     5.350%, 5/01/03                                                No Opt. Call           AAA       1,717,716
   1,000,000     5.400%, 5/01/04                                                No Opt. Call           AAA       1,018,660
--------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 0.8%

     505,000   New Hampshire Higher Educational and Health                      No Opt. Call          BBB+         534,260
                 Facilities Authority, Revenue Hospital,
                 St. Joseph Hospital, 7.250%, 1/01/01

               New Hampshire State Housing Finance Authority,
               Single Family Residental Mortgage, Series D:
     280,000     6.050%, 1/01/98                                                No Opt. Call            Aa         282,691
     360,000     6.200%, 1/01/99                                                No Opt. Call            Aa         367,639
     355,000     6.350%, 1/01/00                                                No Opt. Call            Aa         366,665
     360,000     6.450%, 1/01/01                                                No Opt. Call            Aa         375,070

               New Hampshire State Housing Finance Authority,
               Multi Family Housing, Series 1:
     865,000     6.300%, 1/01/98                                                No Opt. Call            A1         873,659
     890,000     6.300%, 7/01/98                                                No Opt. Call            A1         905,442
--------------------------------------------------------------------------------------------------------------------------
               New Jersey - 5.7%

   1,800,000   Atlantic City, New Jersey, 5.650%, 8/15/99                       No Opt. Call            A-       1,832,688

   4,035,000   New Jersey Economic Development Authority,                       No Opt. Call           N/R       4,112,754
                 Electric Energy Facility Revenue, Vineland
                 Cogeneration Project, 6.750%, 6/01/99

     570,000   New Jersey Economic Development Authority,                        6/99 at 102           Aa3         593,798
                 Economic Development Revenue, Series R - 1,
                 5.800%, 6/01/01

               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New Jersey - continued
$    100,000   New Jersey Economic Development Authority,                       No Opt. Call            A1    $    101,491
                 Economic Development Revenue Refunding,
                 Burlington Coat Factory, 5.400%, 9/01/03
               New Jersey Health Care Facilities Financing
               Authority, Revenue Bayonne Hospital Obligation
               Group Issue:
     860,000     5.750%, 7/01/00                                                No Opt. Call           AAA         886,368
   1,000,000     5.800%, 7/01/01                                                No Opt. Call           AAA       1,037,120
   1,000,000     5.900%, 7/01/02                                                No Opt. Call           AAA       1,044,870
   4,300,000   New Jersey Economic Development Authority,                       No Opt. Call           AAA       4,409,349
                 Revenue Educational Testing Service, Series B,
                 5.500%, 5/15/05
               New Jersey State Educational Facilities Authority,
               Revenue Stevens Institution of Technology,
               Series A:
   1,155,000     6.000%, 7/01/99                                                No Opt. Call            A-       1,186,982
   1,275,000     6.100%, 7/01/00                                                No Opt. Call            A-       1,320,479
     995,000     6.200%, 7/01/01                                                No Opt. Call            A-       1,038,969
   1,165,000     6.300%, 7/01/02                                                No Opt. Call            A-       1,227,188
               New Jersey State Educational Facilities Authority,
               Revenue Higher Educational, St. Peters College,
               Series B:
     295,000     6.100%, 7/01/00                                                No Opt. Call          BBB+         305,172
     355,000     6.200%, 7/01/01                                                No Opt. Call          BBB+         370,418
     800,000   New Jersey State Transportation Tollroad Fund                    No Opt. Call           Aaa         841,072
                 Authority, Transportation System, Series A,
                 6.000%, 6/15/02
   4,995,000   New Jersey Wastewater Treatment Tollroad Loan,                   No Opt. Call           AAA       5,405,839
                 Revenue Refunding, Series C, 6.250%, 5/15/05
--------------------------------------------------------------------------------------------------------------------------
               New Mexico - 0.1%
      90,000   Bernalillo County, New Mexico, Gross Receipts Tax                No Opt. Call            AA          90,647
                 Revenue, Series A, 5.150%, 4/01/04

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York - 18.0%

               Albany, New York, Housing Authority, Limited Obligation
                 Refunding:
$    250,000     4.900%, 10/01/99                                               No Opt. Call          Baa1    $    251,553
     500,000     5.100%, 10/01/01                                               No Opt. Call          Baa1         502,570
     700,000     5.250%, 10/01/02                                               No Opt. Call          Baa1         705,054
     750,000     5.400%, 10/01/03                                               No Opt. Call          Baa1         756,113
     750,000     5.500%, 10/01/04                                               No Opt. Call          Baa1         752,678
   1,000,000     5.600%, 10/01/05                                               No Opt. Call          Baa1         999,150
     500,000     5.700%, 10/01/06                                               10/05 at 102          Baa1         499,035
     700,000     5.850%, 10/01/07                                               10/05 at 102          Baa1         696,402

               Jamestown, New York, Series A:
     150,000     7.000%, 3/15/04                                                No Opt. Call          Baa2         163,889
     750,000     7.000%, 3/15/05                                                No Opt. Call          Baa2         825,083

   1,000,000   Metropolitan Transportation Authority, New York Service          No Opt. Call          Baa1       1,060,760
                 Contract Transportation Facilities, Series N,
                 6.625%, 7/01/02

               New York City, Series D:
     275,000     7.875%, 8/01/97                                                No Opt. Call           Aaa         277,805
     520,000     7.875%, 8/01/97                                                                      BBB+         524,914

   1,280,000   New York City, Series A, 8.250%, 11/01/99                        No Opt. Call           Aaa       1,394,317

   3,000,000   New York City Refunding, Series A, 5.875%, 8/01/03               No Opt. Call          BBB+       3,072,870

               New York City, Series F:
     575,000     8.000%, 11/15/97                                               No Opt. Call           AAA         587,840
     425,000     8.000%, 11/15/97                                               No Opt. Call          BBB+         433,853

               New York City, Series G:
   3,000,000     5.700%, 2/01/03                                                No Opt. Call          BBB+       3,042,240
     500,000     5.750%, 2/01/06                                                No Opt. Call          BBB+         502,680

   3,000,000   New York, New York, Refunding, Series H, 5.400%, 8/01/04         No Opt. Call          BBB+       2,974,920

               New York, New York, Series F:
   4,000,000     6.100%, 2/15/02                                                No Opt. Call          BBB+       4,183,310

   5,000,000   New York, New York, Series I, 5.625%, 4/15/05                    No Opt. Call          BBB+       5,007,800

   1,000,000   New York State Dormitory Authority, State University              5/00 at 102          BBB+       1,073,590
                 Educational Facilities, Series A, 7.400%, 5/15/01

   4,155,000   New York State Dormitory Authority, Revenue Refunding, City      No Opt. Call          Baa1       4,275,453
                 University, Series U, 5.875%, 7/01/00

               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

    Principal                                                                  Optional Call                        Market
       Amount  Description                                                        Provisions      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York - continued
$  2,900,000   New York State Dormitory Authority, Revenue                      No Opt. Call          Baa1    $  3,080,786
                  Refunding, Department of Health,
                  6.750%, 7/01/01

               New York State Dormitory Authority, Revenue
               Refunding, State University Educational Facilities,
               Series A:
   7,500,000      5.250%, 5/15/01                                               No Opt. Call          BBB+       7,556,775
   2,000,000      6.500%, 5/15/05                                               No Opt. Call          BBB+       2,131,180
   2,000,000      6.500%, 5/15/06                                               No Opt. Call          BBB+       2,133,580

               New York State Dormitory Authority, State
               University Educational, Series A:
     770,000      7.000%, 5/15/02 (Pre-refunded to 5/15/99)                      5/99 at 102          BBB+         821,582
     230,000      7.000%, 5/15/02                                                5/99 at 102          BBB+         242,011

   1,000,000   New York State Dormitory Authority, Revenue                      No Opt. Call           Baa       1,002,220
                  Refunding, Nyack Hospital, 5.500%, 7/01/00

   1,000,000   New York State Dormitory Authority, Revenue                      No Opt. Call           Baa       1,002,700
                  Refunding, Nyack Hospital, 6.000%, 7/01/06

   3,315,000   New York State Dormitory Authority, Revenue                      No Opt. Call          Baa1       3,427,677
                  Refunding, City University System,
                  General Resource, 6.000%, 7/01/04

   5,000,000   New York State Housing Finance Agency,                           No Opt. Call          BBB+       5,096,150
                  Revenue Refunding, Health Facilities,
                  New York City, Series A, 5.875%, 5/01/04

   4,000,000   New York State Medical Care Facilities Finance                    8/97 at 102          BBB+       4,119,000
                  Agency, Revenue Refunding, Mental Health
                  Services Facilities, Series A, 8.150%, 2/15/98

   1,500,000   New York State Medical Care Facilities Finance                    8/97 at 102          BBB+       1,544,445
                  Agency, Revenue Refunding, Mental Health
                  Services Facilities, Series A, 8.250%, 2/15/99

               New York State Urban Development Corporation,
               Revenue Refunding Project, Center For
               Industrial Innovation:
   2,405,000      5.300%, 1/01/04                                               No Opt. Call          Baa1       2,388,838
   1,265,000      6.250%, 1/01/05                                               No Opt. Call          Baa1       1,325,214

               New York State Urban Development Corporation,
               Correctional Facilities, Series G:
     700,000      7.000%, 1/01/98                                               No Opt. Call          Baa1         713,454
     695,000      6.500%, 1/01/99                                               No Opt. Call          Baa1         716,302


                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               New York--Continued

$  1,000,000   New York State Urban Development Corporation,                    No Opt. Call          Baa1    $  1,002,380
                 Revenue Refunding, Correctional Facilities,
                 5.250%, 1/01/02

               Onondaga County, New York, Resource Recovery
                 Agency, Revenue Development Costs:
     570,000     5.900%, 5/01/98                                                No Opt. Call          Baa1         571,630
     480,000     6.100%, 5/01/99                                                No Opt. Call          Baa1         485,280
     630,000     6.200%, 5/01/00                                                No Opt. Call          Baa1         639,582

   3,700,000   Port Authority of New York and New Jersey                        No Opt. Call           N/R       3,994,372
                 Special Obligation Revenue 3rd Installment,
                 Special Project, Kiac-4, 7.000%, 10/01/07

   3,035,000   Port Authority of New York and New Jersey                        No Opt. Call           AAA       3,192,699
                 Special Obligation Revenue Special Project,
                 RFK International Air Terminal, 1st Installment,
                 6.000%, 12/01/05 (WI)
--------------------------------------------------------------------------------------------------------------------------
               North Carolina - 1.3%
   5,475,000   North Carolina Municipal Power Agency, No. 1                      1/03 at 102            A-       5,671,607
                 Catawba Electric Revenue Refunding,
                 6.000%, 1/01/05
--------------------------------------------------------------------------------------------------------------------------
               Ohio - 6.9%
               Barberton, Ohio, Hospital Facilities Revenue,
               Barberton Citizens Hospital Company Project:
     500,000     6.250%, 1/01/99                                                No Opt. Call             A         514,575
     750,000     6.400%, 1/01/00                                                No Opt. Call             A         782,820
     500,000     6.550%, 1/01/01                                                No Opt. Call             A         529,855

               Cambridge, Ohio, Hospital Improvement Revenue
               Refunding, Guernsey Memorial Hospital:
     545,000     7.500%, 12/01/98                                               No Opt. Call           BBB         567,367
     680,000     7.650%, 12/01/99                                               No Opt. Call           BBB         742,859
     595,000     7.750%, 12/01/00                                               No Opt. Call           BBB         630,801
     640,000     7.850%, 12/01/01                                               No Opt. Call           BBB         689,133

               Cleveland - Cuyahoga County, Ohio, Port Authority,
               Revenue Refunding, Rock and Roll Hall of Fame:
     500,000     4.900%, 12/01/00                                               No Opt. Call           N/R         497,190
     850,000     5.000%, 12/01/01                                               No Opt. Call           N/R         841,738
   1,000,000     5.100%, 12/01/02                                               No Opt. Call           N/R         987,070
     750,000     5.350%, 12/01/04                                               No Opt. Call           N/R         739,868
     335,000     5.600%, 12/01/06                                               No Opt. Call           N/R         332,534

     990,000   Cleveland, Ohio, Certificates of Participation, Motor            No Opt. Call           BBB         993,406
                 Vehicle, Motorized Equipment, 6.350%, 7/01/97

43

               Portfolio Holdings by State
               Nuveen Flagship Intermediate - continued


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Ohio - continued
$    650,000   Cleveland, Ohio, City School District Series A,                  No Opt. Call           AAA     $   662,474
                 Library Improvement, 5.200%, 12/01/00

     375,000   Cuyahoga County, Ohio, Health Care Facilities                    No Opt. Call           N/R         402,143
                 Revenue, Altenheim Project, 8.750%, 6/01/99

               Cuyahoga County, Ohio, Hospital Revenue
               Meridia Health System:
     500,000     5.750%, 8/15/00                                                No Opt. Call            A1         513,695
     795,000     5.850%, 8/15/01                                                No Opt. Call            A1         822,261
     735,000     5.950%, 8/15/02                                                No Opt. Call            A1         765,319

      45,000   East Cleveland, Ohio, Revenue Local                              No Opt. Call           N/R          45,838
                 Government Fund, 7.900%, 12/01/97

               Erie County, Ohio, Hospital Improvement Revenue
               Refunding, Firelands Community Hospital Project:
   1,110,000     6.000%, 1/01/98                                                No Opt. Call             A       1,124,030
   1,175,000     6.100%, 1/01/99                                                No Opt. Call             A       1,201,085

     700,000   Lucas County, Ohio, Hospital Revenue, Flower                     No Opt. Call          BBB+         731,290
                 Memorial Hospital, Series A, 7.200%, 12/01/98

               Lucas County, Ohio, Hospital Revenue,
               Flower Hospital:
     685,000     5.500%, 12/01/99                                               No Opt. Call          BBB+         701,604
     370,000     5.800%, 12/01/01                                               No Opt. Call          BBB+         385,129
     790,000     5.900%, 12/01/02                                               No Opt. Call          BBB+         828,355
     435,000     6.000%, 12/01/03                                               No Opt. Call          BBB+         460,256

   5,195,000   Lucas County, Ohio, Hospital Revenue Refunding,
                 Promedica Healthcare Obligation,
                 6.000%, 11/15/05                                               No Opt. Call           AAA       5,509,817

               Mahoning Valley, Ohio, Sanitation District:
     400,000     6.800%, 12/15/98                                               No Opt. Call           N/R         412,448
     400,000     6.950%, 12/15/99                                               No Opt. Call           N/R         417,736
     400,000     7.100%, 12/15/00                                               No Opt. Call           N/R         422,620
     400,000     7.250%, 12/15/01                                               No Opt. Call           N/R         427,672

   1,000,000   Miami County, Ohio, Hospital Facilities Revenue                  No Opt. Call           BBB       1,030,260
                 Refunding and Improvement, Upper Valley
                 Medical Center, Series C, 6.000%, 5/15/06

     905,000   Ohio State Economic Development Revenue                           6/98 at 102            A-         945,110
                 Superior Forge and Steel Corporation,
                 Series 2, 7.250%, 6/01/01


                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                        Provisions      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Ohio - continued

$  3,825,000   Ohio State Special Obligation Elementary and                        No Opt. Call         AAA     $3,974,175
                 Secondary Capital Facilities, Series A,
                 5.700%, 6/01/02

     435,000   Shelby County, Ohio, Hospital Facilities Revenue                    No Opt. Call         BBB        444,513
                 Refunding and Improvement, Memorial Hospital
                 Association, 6.100%, 9/01/98
--------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 9.0%

               Allegheny County, Pennsylvania, Hospital Development
               Authority Revenue, St. Margaret Memorial Hospital:
     350,000     6.350%, 10/01/97                                                  No Opt. Call        BBB+        353,315
     400,000     6.600%, 10/01/98                                                  No Opt. Call        BBB+        411,636
     400,000     6.700%, 10/01/99                                                  No Opt. Call        BBB+        416,828
     400,000     6.800%, 10/01/00                                                  No Opt. Call        BBB+        421,648

     147,000   Allegheny County, Pennsylvania, Industrial                          No Opt. Call         N/R        151,592
                 Development Authority, Solid Waste Disposal
                 Revenue Conversion System Inc. Project,
                 8.000%, 3/01/98

   4,000,000   Delaware County, Pennsylvania, Industrial                           No Opt. Call           A      4,107,680
                 Development Authority Revenue Refunding,
                 Resource Recovery Facility, Series A,
                 6.000%, 1/01/03

   1,000,000   Monroeville, Pennsylvania, Hospital Authority,                      No Opt. Call          A3      1,005,240
                 Hospital Revenue Refunding, Forbes Health
                 System, 5.750%, 10/01/05

     950,000   Montgomery County, Pennsylvania, Higher Education                   No Opt. Call        BBB+        988,589
                 and Health Authority, Hospital Revenue,
                 Pottstown Memorial Medical Center Project,
                 7.000%, 11/15/99

   2,500,000   Pennsylvania Intergovernmental Coop Authority,                      No Opt. Call         AAA      2,597,325
                 Special Tax Revenue, City of Philadelphia Funding
                 Program, 6.000%, 6/15/00

   3,000,000   Philadelphia, Pennsylvania, Refunding,                              No Opt. Call         AAA      3,015,390
                 Series A, 5.125%, 5/15/03

     500,000   Philadelphia, Pennsylvania, Gas Works Revenue,                      No Opt. Call        Baa1        501,860
                 Thirteenth Series, 7.100%, 6/15/97

               Philadelphia, Pennsylvania, Gas Works Revenue
               Fourteenth, Series A:

   3,600,000     5.600%, 7/01/99                                                   No Opt. Call        Baa1      3,655,440
   3,425,000     5.700%, 7/01/00                                                   No Opt. Call        Baa1      3,488,774


               45



               Portfolio Holdings by State

               Nuveen Flagship Limited Term-continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - continued

$  1,390,000   Philadelphia, Pennsylvania, Hospitals and Higher                 No Opt. Call          BBB+    $  1,403,386
                 Education Facilities Authority, Revenue Refunding,
                 Philadelphia Major Project, 5.300%, 8/01/99

               Philadelphia, Pennsylvania, School District, Series A:
   3,990,000     5.450%, 7/01/04                                                No Opt. Call          AAA        4,075,067
   1,080,000     6.050%, 5/15/99                                                No Opt. Call          AAA        1,114,301

   5,000,000   Philadelphia, Pennsylvania, Water and Wastewater                 No Opt. Call          AAA        4,996,750
                 Revenue Regular Fixed Ars, 5.150%, 6/15/04

               Philadelphia, Pennsylvania, Hospitals and Higher
               Education Facilities Authority, Hospital Revenue
               Refunding, Pennsylvania Hospital:
   3,490,000     5.850%, 7/01/02                                                No Opt. Call          BBB+       3,533,067
   2,020,000     6.050%, 7/01/04                                                No Opt. Call          BBB+       2,058,562
   2,000,000     6.150%, 7/01/05                                                No Opt. Call          BBB+       2,044,840
----------------------------------------------------------------------------------------------------------------------------------
               Puerto Rico - 0.4%

   1,575,000   Puerto Rico Commonwealth Urban Renewal                           No Opt. Call          BBB        1,471,633
                 and Housing Corporation, Commonwealth
                 Appropriation Refunding, 0.000%, 10/01/98

     325,000   Puerto Rico Electric Power Authority, Power Revenue,             7/01 at 102           Aaa          359,440
                 Formerly Puerto Rico Commonwealth
                 Water Resource Authority Power, Series P,
                 7.000%, 7/01/11 (Pre-refunded to 7/01/01)
-----------------------------------------------------------------------------------------------------------------------------------
               Rhode Island - 0.9%

   4,035,000   Rhode Island Housing and Mortgage Finance                        No Opt. Call          AAA        4,080,717
                 Corporation, Multifamily Housing, Series A,
                 5.350%, 7/01/03
-----------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.2%

   3,250,000   Metro Government Nashville and Davidson County,                  No Opt. Call          BBB+       3,311,848
                 Tennessee Industrial Development Board Revenue
                 Refunding and Improvement, Osco Treatment Inc,
                 6.000%, 5/01/03

   1,000,000   Tennessee Housing Development Agency, Mortgage                   No Opt. Call            A+       1,011,980
                 Finance Refunding, Series A, 5.100%, 7/01/01

               Tennessee Housing Development Agency, Mortgage
               Finance, Series B:

     605,000     5.300%, 1/01/00                                                No Opt. Call            A+         612,968
     260,000     5.300%, 7/01/00                                                No Opt. Call            A+         264,022



                                                                                      Nuveen Flagship Municipal Bond Funds
                                                                                              April 30, 1997 Annual Report


   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Texas - 2.2%
$  1,575,000   Anderson County, Texas, Revenue Refunding,                       No Opt. Call           AAA    $  1,601,318
                 Coffield Prison Farm Project, 5.300%, 3/15/00

               Brazos, Texas, Higher Education Authority, Student
               Loan Revenue Refunding, Series A - 1:
   1,730,000     5.900%, 12/01/00                                               No Opt. Call           Aaa       1,777,592
   1,235,000     6.050%, 12/01/01                                               No Opt. Call           Aaa       1,279,818

   1,325,000   North Central Texas Health Facility Development                   2/01 at 100           BBB       1,325,516
                 Corporation, Revenue Refunding, C C Young
                 Memorial Home Project, 5.700%, 2/15/03

   1,000,000   Pasadena, Texas, Industrial Development Corporation,             10/97 at 100             A       1,006,800
                 Economic Development Revenue University
                 Space, Lunar and Planetary Project,
                 7.050%, 10/01/01

               Texas State Higher Education Coordinating Board,
               College Student Entertainment Loan Revenue,
               Senior Lien:
     680,000     6.900%, 4/01/99                                                No Opt. Call             A         702,070
     665,000     7.000%, 4/01/00                                                No Opt. Call             A         697,000
   1,375,000     7.100%, 4/01/01                                                No Opt. Call             A       1,456,493
--------------------------------------------------------------------------------------------------------------------------
               Utah - 0.1%
     300,000   Carbon County, Utah, Solid Waste Disposal Revenue                No Opt. Call           N/R         301,656
                 Refunding, East Carbon Development
                 Corporation, Series A, 8.000%, 7/01/97
--------------------------------------------------------------------------------------------------------------------------
               Vermont - 0.9%

               Vermont State Student Assistance Corporation,
               Education Loan Revenue Finance Program,
               Series A - 3:
   2,000,000     5.800%, 12/15/99                                               No Opt. Call           AAA       2,048,160
   1,000,000     5.900%, 12/15/00                                               No Opt. Call           AAA       1,028,470
   1,000,000     6.050%, 12/15/01                                               No Opt. Call           AAA       1,039,260
--------------------------------------------------------------------------------------------------------------------------
               Virginia - 1.4%

   2,850,000   Newport News, Virginia Redevelopment and                          5/05 at 102           AAA       2,871,743
                 Housing Authority, Multifamily Housing Revenue
                 Refunding, Fredericksburg, Oxford Project,
                 Series A, 5.550%, 5/01/27

   3,000,000   Virginia State Public Building Authority, Building                8/04 at 101            AA       3,251,220
                 Revenue, Series A, 6.250%, 8/01/15
                 (Pre-refunded to 8/01/04)

               Portfolio Holdings by State
               Nuveen Flagship Limited Term - continued

   Principal                                                                   Optional Call                        Market
      Amount   Description                                                       Provisions*      Rating**           Value
--------------------------------------------------------------------------------------------------------------------------
               Washington - 0.4%
$  1,670,000   Washington State Health Care Facilities Authority,               No Opt. Call           AAA    $  1,751,580
                 Children's Hospital and Medical Center,
                 6.000%, 10/01/02
--------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 0.5%
               Wisconsin State Health and Educational Facilities
               Authority, Revenue Refunding, Lutheran Hospital,
               Louisiana Crosse Inc, Series A:

   1,155,000     5.300%, 2/15/01                                                No Opt. Call           AAA       1,172,310
   1,100,000     5.200%, 2/15/10                                                No Opt. Call           AAA       1,112,086
--------------------------------------------------------------------------------------------------------------------------
$446,102,000     Total Investments - (cost $440,735,480) - 100.1%                                              449,536,155
============--------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - (0.1)%                                                           (544,342)
                 ---------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                            $448,991,813
==========================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard and Poor's or Moody's rating.

N/R - Investment is not rated.

(WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

                                 See accompanying notes to financial statements.
48

               Statement of Net Assets                                                          Nuveen Flagship Municipal Bond Funds
               April 30, 1997                                                                           April 30, 1997 Annual Report

                                                                                   Nuveen Flagship  Nuveen Flagship  Nuveen Flagship
                                                                                      All-American     Intermediate     Limited Term
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)                         $268,825,821      $45,517,730     $449,536,155
Cash                                                                                             -                -        1,065,692
Receivables:
  Interest                                                                               4,842,532          762,193        7,732,224
  Shares sold                                                                              690,566          280,896          858,729
  Investments sold                                                                       5,927,821                -                -
Other assets                                                                                 7,961            2,419           22,089
------------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                       280,294,701       46,563,238      459,214,889
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                             978,648          596,800                -
Payables:
  Investments purchased                                                                  4,841,206        1,561,582        6,825,073
  Shares redeemed                                                                          651,035          241,955        1,252,919
Accrued expenses:
  Management fees (note 6)                                                                  82,197            2,331          161,914
  12b-1 distribution and service fees (notes 1 and 6)                                       69,354            8,316           81,138
  Other                                                                                    125,749           55,738          163,152
Dividends payable                                                                        1,227,291          181,031        1,738,880
------------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                    7,975,480        2,647,753       10,223,076
------------------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                                   $272,319,221      $43,915,485     $448,991,813
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares (note 1)
Net assets                                                                            $216,575,087      $40,906,348     $425,401,062
Shares outstanding                                                                      19,867,542        3,907,686       40,110,006
Net asset value and redemption price per share                                        $      10.90      $     10.47     $      10.61
Offering price per share (net asset value per share plus
  maximum sales charge of 4.20%, 3.00% and 2.50%,
  respectively, of offering price)                                                    $      11.38      $     10.79     $      10.88
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares (note 1)
Net assets                                                                            $    711,042              N/A              N/A
Shares outstanding                                                                          65,186              N/A              N/A
Net asset value, offering and redemption price per share                              $      10.91              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares (note 1)
Net assets                                                                            $ 54,849,750      $ 2,540,357     $ 23,550,772
Shares outstanding                                                                       5,035,475          242,541        2,221,947
Net asset value, offering and redemption price per share                              $      10.89      $     10.47     $      10.60
------------------------------------------------------------------------------------------------------------------------------------
Class R Shares (note 1)
Net assets                                                                            $    183,342      $   468,780     $     39,979
Shares outstanding                                                                          16,810           44,861            3,774
Net asset value, offering and redemption price per share                              $      10.91      $     10.45     $      10.59
------------------------------------------------------------------------------------------------------------------------------------
           N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares.

                                                                                     See accompanying notes to financial statements.


              Statement of Operations
              11 months ended April 30, 1997



                                                               Nuveen Flagship        Nuveen Flagship        Nuveen Flagship
                                                                 All-American*          Intermediate*          Limited Term*
----------------------------------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                $15,685,354             $2,452,796            $24,624,689
----------------------------------------------------------------------------------------------------------------------------

Expenses
  Management fees (note 6)                                           1,218,270                217,495              1,481,442
  12b-1 service fees - Class A (notes 1 and 6)                         683,251                145,606              1,482,478
  12b-1 distribution and service fees - Class B (notes 1 and 6)            660                    N/A                    N/A
  12b-1 distribution and service fees - Class C (notes 1 and 6)        421,541                 16,039                120,039
  Shareholders' servicing agent fees and expenses                      133,582                 41,323                282,042
  Custodian's fees and expenses                                         95,650                 49,178                158,736
  Trustees' fees and expenses (note 6)                                   6,193                  1,202                 12,096
  Professional fees                                                     19,313                 12,931                 25,399
  Shareholders' reports - printing and mailing expenses                 20,000                  4,759                 43,347
  Federal and state registration fees                                   44,666                 25,160                 42,741
  Organization expenses (note 1)                                             -                  6,546                      -
  Other expenses                                                         9,905                  2,093                 19,130
----------------------------------------------------------------------------------------------------------------------------
   Total expenses before reimbursement                               2,653,031                522,332              3,667,450
  Expense reimbursement (note 6)                                      (269,587)              (216,714)               (75,003)
----------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                      2,383,444                305,618              3,592,447
----------------------------------------------------------------------------------------------------------------------------
     Net investment income                                          13,301,910              2,147,178             21,032,242
----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain from Investments

Net realized gain from investment transactions
  (notes 1 and 4)                                                    2,249,650                147,832              1,658,088
Net change in unrealized appreciation or depreciation
  of investments                                                     4,859,517                801,793                116,950
----------------------------------------------------------------------------------------------------------------------------
     Net gain from investments                                       7,109,167                949,625              1,775,038
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         $20,411,077             $3,096,803            $22,807,280

              * Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

              N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited
                    Term are not authorized to issue Class B Shares.


                                 See accompanying notes to financial statements.

              Statement of Changes in Net Assets

                                                                         Nuveen Flagship Municipal Bond Funds
                                                                                 April 30, 1997 Annual Report

                                              Nuveen Flagship       Flagship    Nuveen Flagship      Flagship
                                                All-American*   All-American      Intermediate*  Intermediate
                                              ---------------------------------------------------------------
                                              11 months ended     Year ended    11 months ended    Year ended
                                                      4/30/97        5/31/96            4/30/97       5/31/96
-------------------------------------------------------------------------------------------------------------
Operations
Net investment income                           $ 13,301,910    $ 13,630,068      $  2,147,178   $  2,231,236
Net realized gain from investment
 transactions (notes 1 and 4)                      2,249,650       4,802,765           147,832      1,178,381
Net change in unrealized appreciation or
 depreciation of investments                       4,859,517      (8,074,381)          801,793     (1,349,675)
-------------------------------------------------------------------------------------------------------------
Net increase in net assets from
 operations                                       20,411,077      10,358,452         3,096,803      2,059,942
-------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
 Class A                                         (10,934,899)    (11,330,827)       (2,059,165)    (2,230,105)
 Class B                                              (3,405)            N/A               N/A            N/A
 Class C**                                        (2,349,107)     (2,350,784)          (74,318)       (15,633)
 Class R                                              (1,421)            N/A            (4,137)           N/A
From accumulated net realized gains
 from investment transactions:
 Class A                                          (1,174,852)              -                 -              -
 Class B                                                   -             N/A               N/A            N/A
 Class C**                                          (285,764)              -                 -              -
 Class R                                                   -             N/A                 -            N/A
-------------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                   (14,749,448)    (13,681,611)       (2,137,620)    (2,245,738)
-------------------------------------------------------------------------------------------------------------
Fund ShareTransactions (note 2)
Net proceeds from sale of shares                  45,105,197      64,410,375         7,641,512     16,566,991
Net proceeds from shares issued to
 shareholders due to reinvestment
 of distributions                                  6,771,634       7,107,483         1,250,991      1,433,834
-------------------------------------------------------------------------------------------------------------
                                                  51,876,831      71,517,858         8,892,503     18,000,825
-------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                          (40,524,782)    (43,626,650)      (13,864,964)   (11,954,767)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                     11,352,049      27,891,208        (4,972,461)     6,046,058
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets             17,013,678      24,568,049        (4,013,278)     5,860,262
-------------------------------------------------------------------------------------------------------------
Net assets at the beginning of period            255,305,543     230,737,494        47,928,763     42,068,501
-------------------------------------------------------------------------------------------------------------
Net assets at the end of period                 $272,319,221    $255,305,543      $ 43,915,485   $ 47,928,763
-------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment
 income at end of period                        $     13,078    $          -      $      9,558   $          -
-------------------------------------------------------------------------------------------------------------

* Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares. Flagship All -American was not authorized to issue Class B Shares and the Funds were not authorized to issue Class R Shares prior to February 1, 1997.

                                 See accompanying notes to financial statements.
51

                                                                   Nuveen Flagship        Flagship
                                                                     Limited Term*    Limited Term
                                                                   -------------------------------
                                                                   11 months ended      Year ended
                                                                           4/30/97         5/31/96
--------------------------------------------------------------------------------------------------
Operations
Net investment income                                                $  21,032,242   $  25,355,276
Net realized gain from investment transactions
 (notes 1 and 4)                                                         1,658,088       1,123,864
Net change in unrealized appreciation or depreciation
 of investments                                                            116,950      (5,083,239)
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              22,807,280      21,395,901
--------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
 Class A                                                               (19,952,270)    (24,835,168)
 Class B                                                                       N/A             N/A
 Class C**                                                                (809,432)       (175,819)
 Class R                                                                      (286)            N/A
From accumulated net realized gains from investment transactions:
 Class A                                                                         -               -
 Class B                                                                       N/A             N/A
 Class C**                                                                       -               -
 Class R                                                                         -             N/A
--------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders              (20,761,988)    (25,010,987)
--------------------------------------------------------------------------------------------------
Fund ShareTransactions (note 2)
Net proceeds from the sale of shares                                    55,204,267      90,170,813
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                          12,418,014      16,369,864
--------------------------------------------------------------------------------------------------
                                                                        67,622,281     106,540,677
--------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (125,247,208)   (167,550,003)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                                          (57,624,927)    (61,009,326)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  (55,579,635)    (64,624,412)
--------------------------------------------------------------------------------------------------
Net assets at the beginning of period                                  504,571,448     569,195,860
--------------------------------------------------------------------------------------------------
Net assets at the end of period                                      $ 448,991,813   $ 504,571,448
--------------------------------------------------------------------------------------------------
Balance of undistributed net investment income
 at end of period                                                    $   1,014,800   $     744,546
--------------------------------------------------------------------------------------------------

* Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares. Flagship All -American was not authorized to issue Class BShares and the Funds were not authorized to issue Class R Shares prior to February 1, 1997.

                                 See accompanying notes to financial statements.
52

Notes to Financial Statements               Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report




1. General Information and Significant Accounting Policies

The Nuveen Flagship Municipal Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Flagship All-American Municipal Bond Fund ("Nuveen Flagship All-American"), the Nuveen Flagship Intermediate Municipal Bond Fund ("Nuveen Flagship Intermediate") and the Nuveen Flagship Limited Term Municipal Bond Fund ("Nuveen Flagship Limited Term") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Funds, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, the Flagship All-American Tax Exempt Fund ("Flagship All-American"), the Flagship Intermediate Tax Exempt Fund ("Flagship Intermediate") and the Flagship Limited Term Tax Exempt Fund ("Flagship Limited Term") were reorganized into the Trust. At this time they were renamed Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund and Nuveen Flagship Limited Term Municipal Bond Fund, respectively. The Funds had a May 31 fiscal year end prior to being reorganized into the Trust and now have an April 30 fiscal year end.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Funds' Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1997, Nuveen Flagship All-

American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term had such outstanding purchase commitments of $4,841,206, $1,561,582 and $6,825,073, respectively.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities as required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers. Prior to the reorganization, tax-exempt net investment income for Flagship All-American, Flagship Intermediate and Flagship Limited Term was declared as a dividend daily and payment was made on the last business day of each month.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the respective Funds. All income dividends paid during the 11 months ended April 30, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program

Each Fund offers Class A, Class C and Class R Shares. Nuveen Flagship All-American Fund also offers Class B Shares. Class A Shares incur a sales charge on purchases and an annual 12b-1 service fee. Class B Shares, which were first offered for sale on February 1, 1997, are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held (CDSC declines to 0% at the end of six years). Class C Shares

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report



are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares, which were first offered for sale on February 1, 1997, are not subject to any sales charge on purchases or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the 11 months ended April 30, 1997.

Expense Allocation

Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Organizational Expenses

The organizational expenses incurred on behalf of Nuveen Flagship Intermediate (approximately $35,700) will be reimbursed to the Advisor on a straight-line basis over a period of five years. As of April 30, 1997, $20,874 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

                       2. Fund Shares
                       Transactions in Fund shares were as follows:
                          Nuveen Flagship                Flagship                 Nuveen Flagship                Flagship
                           All-American*               All-American                Intermediate*               Intermediate
                     -------------------------------------------------------------------------------------------------------------
                       11 months ended 4/30/97         Year ended 5/31/96      11 months ended 4/30/97        Year ended 5/31/96
                         Shares         Amount       Shares         Amount       Shares         Amount       Shares         Amount
----------------------------------------------------------------------------------------------------------------------------------
Shares sold
Class A               2,917,181   $ 31,668,207    4,757,928   $ 51,859,159      539,437   $  5,639,771    1,461,305   $ 15,332,025

Class B                  65,162        712,816          N/A            N/A          N/A            N/A          N/A            N/A

Class C **            1,153,656     12,540,237    1,153,142     12,551,216      145,976      1,523,605      117,137      1,234,966

Class R                  16,754        183,937          N/A            N/A       44,829        478,136          N/A            N/A
Shares issued to shareholders due to reinvestment of distributions
Class A                 514,027      5,592,134      529,263      5,744,859      118,796      1,215,858      136,334      1,423,816

Class B                      24            265          N/A            N/A          N/A            N/A          N/A            N/A

Class C **              108,469      1,178,627      125,662      1,362,624        3,777         34,796          957         10,018

Class R                      56            608          N/A            N/A           32            337          N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
                      4,775,329     51,876,831    6,565,995     71,517,858      852,847      8,892,503    1,715,733     18,000,825
----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed
Class A              (3,061,374)   (33,300,392)  (2,979,351)   (32,444,225)  (1,302,182)   (13,627,224)  (1,134,391)   (11,928,052)

Class B                       -              -          N/A            N/A          N/A            N/A          N/A            N/A

Class C **             (665,228)    (7,224,390)  (1,035,684)   (11,182,425)     (22,717)      (237,740)      (2,589)       (26,715)

Class R                       -              -          N/A            N/A            -              -          N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
                     (3,726,602)   (40,524,782)  (4,015,035)   (43,626,650)  (1,324,899)   (13,864,964)  (1,136,980)   (11,954,767)
----------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)            1,048,727   $ 11,352,049    2,550,960   $ 27,891,208     (472,052)  $ (4,972,461)     578,753   $  6,046,058
----------------------------------------------------------------------------------------------------------------------------------

* Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares. Flagship All-American was not authorized to issue Class B Shares and the Funds were not authorized to issue Class R Shares prior to February 1, 1997.

** Class C Shares for Flagship Intermediate and Flagship Limited Term commenced operations on December 1, 1995.


                                                                                            Nuveen Flagship Municipal Bond Funds
                                                                                                    April 30, 1997 Annual Report

                                                                             Nuveen Flagship                     Flagship
                                                                              Limited Term*                    Limited Term
                                                                    ------------------------------------------------------------
                                                                         11 months ended 4/30/97            Year ended 5/31/96
                                                                       Shares               Amount        Shares          Amount
              ------------------------------------------------------------------------------------------------------------------
              Shares sold
              Class A                                               4,064,504        $  43,309,184     6,914,835   $  74,019,115

              Class B                                                     N/A                  N/A           N/A             N/A

              Class C **                                            1,111,314           11,854,862     1,505,009      16,151,698

              Class R                                                   3,763               40,221           N/A             N/A
              Shares issued to shareholders
              due to reinvestment of distributions
              Class A                                               1,125,302           11,989,359     1,522,705      16,288,950

              Class B                                                     N/A                  N/A           N/A             N/A

              Class C **                                               40,213              428,533         7,584          80,914

              Class R                                                      11                  122           N/A             N/A
              ------------------------------------------------------------------------------------------------------------------
                                                                    6,345,107           67,622,281     9,950,133     106,540,677
              ------------------------------------------------------------------------------------------------------------------
              Shares redeemed
              Class A                                             (11,367,265)        (121,107,007)  (15,607,722)   (166,978,057)

              Class B                                                     N/A                  N/A           N/A             N/A

              Class C **                                             (388,996)          (4,140,201)      (53,177)       (571,946)

              Class R                                                       -                    -           N/A             N/A
              ------------------------------------------------------------------------------------------------------------------
                                                                  (11,756,261)        (125,247,208)  (15,660,899)   (167,550,003)
              ------------------------------------------------------------------------------------------------------------------
              Net increase (decrease)                              (5,411,154)       $ (57,624,927)   (5,710,766)  $ (61,009,326)
              ------------------------------------------------------------------------------------------------------------------

              * Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

              N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited
                    Term are not authorized to issue Class B Shares. Flagship All-American was not authorized to issue Class B Shares and the Funds were not authorized to issue Class R Shares prior to February 1, 1997.

              ** Class C Shares for Flagship Intermediate and Flagship Limited Term commenced operations on December 1, 1995.

3. Distributions to Shareholders

On May 9, 1997, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 2, 1997, to shareholders of record on May 9, 1997, as follows:

                                                Nuveen Flagship  Nuveen Flagship  Nuveen Flagship
                                                  All-American*    Intermediate*    Limited Term*
-------------------------------------------------------------------------------------------------
Dividend per share:
  Class A                                                $.0499           $.0428           $.0415
  Class B                                                 .0430              N/A              N/A
  Class C                                                 .0449            .0380            .0388
  Class R                                                 .0517            .0446            .0433
-------------------------------------------------------------------------------------------------

N/A - Nuveen Flagship Intermediate and Nuveen Flagship Limited Term are not authorized to issue Class B Shares.

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the months ended April 30, 1997, were as follows:

                                                    Nuveen Flagship  Nuveen Flagship  Nuveen Flagship
                                                      All-American*    Intermediate*    Limited Term*
-----------------------------------------------------------------------------------------------------
Purchases
Investments in municipal securities                    $110,088,451      $12,599,350     $139,727,058
Temporary municipal investments                          11,000,000                -                -
Sales
Investments in municipal securities                     102,438,815       16,827,164      199,704,201
Temporary municipal investments                          11,000,000                -                -
-----------------------------------------------------------------------------------------------------

*Information represents eight months of Flagship All-American, Flagship Intermediate and Flagship Limited Term and three months of Nuveen Flagship All-American, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term, respectively (see note 1 of the Notes to Financial Statements).

At April 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At April 30, 1997, Nuveen Flagship Intermediate and Nuveen Flagship Limited Term had unused capital loss carryforwards of $300,689 and $5,140,875, respectively, available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire in the year 2003.

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report



5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1997, were as follows:

                                             Nuveen Flagship   Nuveen Flagship   Nuveen Flagship
                                                All-American      Intermediate      Limited Term
------------------------------------------------------------------------------------------------
Gross unrealized:
  appreciation                                   $12,537,491        $1,398,812        $9,031,989
  depreciation                                      (112,685)          (20,666)         (231,314)
------------------------------------------------------------------------------------------------
Net unrealized appreciation                      $12,424,806        $1,378,146        $8,800,675
------------------------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund as follows:

                                                             Nuveen Flagship
                                                 All-American & Intermediate
Average daily net asset value                                 Management Fee
----------------------------------------------------------------------------
For the first $125 million                                       .5000 of 1%

For the next $125 million                                        .4875 of 1

For the next $250 million                                        .4750 of 1

For the next $500 million                                        .4625 of 1

For the next $1 billion                                          .4500 of 1

For net assets over $2 billion                                   .4250 of 1
----------------------------------------------------------------------------
                                                             Nuveen Flagship
                                                                Limited Term
Average daily net asset value                                 Management Fee
----------------------------------------------------------------------------
For the first $125 million                                       .4500 of 1%

For the next $125 million                                        .4375 of 1

For the next $250 million                                        .4250 of 1

For the next $500 million                                        .4125 of 1

For the next $1 billion                                          .4000 of 1

For net assets over $2 billion                                   .3750 of 1
---------------------------------------------------------------------------

Prior to the reorganization (see note 1) Flagship All-American and Flagship Intermediate paid a management fee of .5 of 1% and Flagship Limited Term paid a management fee of .3 of 1%.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the eleven months ended April 30, 1997, the Distributor and its predecessor (Flagship Funds Inc., a wholly-owned subsidiary of Flagship Resources Inc.) collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                 Nuveen Flagship  Nuveen Flagship  Nuveen Flagship
                                    All-American     Intermediate     Limited Term
----------------------------------------------------------------------------------
Gross sales charges collected           $456,000          $73,400         $331,800

Paid to authorized dealers              $394,600          $57,700         $265,900

During the period ended April 30, 1997, the Distributor and its predecessor compensated authorized dealers directly with approximately $177,800 for Nuveen Flagship All-American, $12,800 for Nuveen Flagship Intermediate and $196,400 for Nuveen Flagship Limited Term in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers all 12b-1 service fees collected on Class B shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B shares, and all 12b-1 service and distribution fees on Class C shares during the first year following a purchase are retained by the Distributor. During the period ended April 30, 1997, the Distributor and its predecessor collected and retained approximately $4,900 for Nuveen Flagship All-American, $3,400 for Nuveen Flagship Intermediate, and $35,400 for Nuveen Flagship Limited Term of CDSC on share redemptions.

7. Composition of Net Assets
At April 30, 1997, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                Nuveen Flagship  Nuveen Flagship   Nuveen Flagship
                                                                   All-American     Intermediate      Limited Term
------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                    $258,950,046      $42,828,470      $444,374,169
Balance of undistributed net investment income                           13,078            9,558         1,014,800
Accumulated net realized gain (loss) from
 investment transactions                                                931,291         (300,689)       (5,197,831)
Net unrealized appreciation of investments                           12,424,806        1,378,146         8,800,675
------------------------------------------------------------------------------------------------------------------
Net assets                                                         $272,319,221      $43,915,485      $448,991,813
------------------------------------------------------------------------------------------------------------------

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At April 30, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                          Nuveen Flagship   Nuveen Flagship   Nuveen Flagship
                                             All-American      Intermediate      Limited Term
----------------------------------------------------------------------------------------------
Revenue Bonds:
 Health Care Facilities                                23%               23%               19%
 Pollution Control                                     23                 7                 6
 Transportation                                         4                17                 8
 Lease Rental Facilities                               11                11                14
 Educational Facilities                                 8                 6                10
 Water/Sewer Facilities                                 5                 9                 4
 Electric Utilities                                     5                 3                 8
 Housing Facilities                                     7                 3                 7
 Other                                                  6                 9                 6
General Obligation Bonds                                4                12                13
Escrowed Bonds                                          4                 -                 5
----------------------------------------------------------------------------------------------
                                                      100%              100%              100%
----------------------------------------------------------------------------------------------

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (19% for Nuveen Flagship All-American, 36% for Nuveen Flagship Intermediate and 39% for Nuveen Flagship Limited Term). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                             Financial Highlights

                 Financial Highlights



                 Selected data for a common share outstanding throughout each period is as follows:

                                              Operating Performance          Less Distributions
                                            -------------------------    ---------------------------

NUVEEN FLAGSHIP                                                   Net
ALL-AMERICAN++                       Net                 realized and     Dividends                           Net       Total
                                   asset                   unrealized     from tax-                         asset      return
                                   value           Net    gain (loss)    exempt net    Distributions        value      on net
Year ending                    beginning    investment           from    investment     from capital       end of       asset
April 30,                      of period     income(b)    investments        income            gains       period    value(a)
------------------------------------------------------------------------------------------------------------------------------
Class A (10/88)
  1997(e)                         $10.67          $.55          $ .29         $(.55)           $(.06)      $10.90        8.02%
  1996(f)                          10.79           .61           (.12)         (.61)               -        10.67        4.64
  1995(f)                          10.61           .63            .18          (.63)               -        10.79        8.01
  1994(f)                          11.07           .65           (.30)         (.65)            (.16)+++    10.61        2.99
  1993(f)                          10.40           .67            .76          (.67)            (.09)       11.07       14.25
  1992(f)                           9.95           .69            .45          (.69)               -        10.40       11.94
  1991(f)                           9.73           .72            .22          (.72)               -         9.95       10.10
  1990(f)                           9.81           .71           (.06)         (.72)            (.01)        9.73        6.92
  1989(c)                           9.58           .46            .23          (.46)               -         9.81       10.66+
Class B (2/97)
  1997(d)                          10.98           .12           (.06)         (.13)               -        10.91         .54
Class C (6/93)
  1997(e)                          10.66           .50            .29          (.50)            (.06)       10.89        7.48
  1996(f)                          10.78           .55           (.12)         (.55)               -        10.66        4.07
  1995(f)                          10.60           .57            .18          (.57)               -        10.78        7.42
  1994(f)                          11.09           .57           (.32)         (.57)            (.17)+++    10.60        2.16+
Class R (2/97)
  1997(d)                          10.99           .15           (.07)         (.16)               -        10.91         .69
------------------------------------------------------------------------------------------------------------------------------

+   Annualized.

++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship All-American.

+++ The amounts shown include a distribution in excess of capital gains of $.10 per share.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c) From commencement of class operations as noted through May 31.

(d) From commencement of class operations as noted through April 30.

(e) For the 11 months ending April 30.

(f) For the year ending May 31.

                                             Nuveen Flagship Municipal Bond Funds
                                                     April 30, 1997 Annual Report



                                      Ratios/Supplemental Data
---------------------------------------------------------------------------------
                                   Ratio                       Ratio
                                  of net                      of net
                   Ratio of   investment     Ratio of     investment
                   expenses    income to     expenses      income to
                 to average      average   to average        average
                 net assets   net assets   net assets     net assets
    Net assets       before       before        after          after    Portfolio
 end of period   reimburse-   reimburse-   reimburse-     reimburse-     turnover
(in thousands)         ment         ment      ment(b)        ment(b)         rate
---------------------------------------------------------------------------------

      $216,575        .98%+       5.43%+        .87%+         5.54%+          39%
       207,992       1.02         5.41          .83           5.60            79
       185,495       1.06         5.72          .76           6.02            71
       159,867       1.05         5.34          .62           5.77            81
       170,831       1.05         5.84          .65           6.24            72
       129,525       1.05         6.32          .56           6.81            86
        79,557       1.10         6.65          .42           7.33            94
        49,013       1.13         6.58          .42           7.29           132
        25,644       1.38+        5.89+          --           7.27+           57

           711       1.55+        4.83+        1.55+          4.83+           39

        54,850       1.53+        4.88+        1.42+          4.99+           39
        47,314       1.57         4.85         1.37           5.05            79
        45,242       1.61         5.17         1.31           5.47            71
        39,997       1.63+        4.62+        1.09+          5.16+           81

           183        .61+        5.95+         .61+          5.95+           39
---------------------------------------------------------------------------------

              Selected data for a common share outstanding throughout each period is as follows:


                                          Operating Performance                   Less Distributions
                                          ---------------------                   ------------------

NUVEEN FLAGSHIP                                                     Net
INTERMEDIATE++                       Net                   realized and      Dividends                          Net       Total
                                   asset                     unrealized           from                        asset      return
                                   value           Net      gain (loss)     tax-exempt    Distributions       value      on net
Year ending                    beginning    investment             from     investment     from capital      end of       asset
April 30,                      of period     income(b)      investments         income            gains      period   value (a)
-------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 1997(e)                          $10.27          $.47            $ .20          $(.47)         $    --      $10.47      6.64%
 1996(f)                           10.29           .51             (.02)          (.51)              --       10.27      4.84
 1995(f)                           10.16           .51              .13           (.51)              --       10.29      6.63
 1994(f)                           10.35           .52             (.13)          (.52)            (.06)+++   10.16      3.72
 1993(c)                            9.70           .36              .64           (.35)              --       10.35     14.06+
Class C (12/95)
 1997(e)                           10.28           .44              .17           (.42)              --       10.47      6.00
 1996(c)                           10.57           .23             (.30)          (.22)              --       10.28     (1.78)+
Class R (2/97)
 1997(d)                           10.60           .13             (.15)          (.13)              --       10.45      (.15)
-------------------------------------------------------------------------------------------------------------------------------

+    Annualized.

++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship Intermediate.

+++ The amount shown reflects a distribution in excess of capital gains of $.01 per share.

(a)  Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c)  From commencement of class operations as noted through May 31.

(d)  From commencement of class operations as noted through April 30.

(e)  For the 11 months ending April 30.

(f)  For the year ending May 31.

                                                                   Nuveen Flagship Municipal Bond Funds
                                                                           April 30, 1997 Annual Report



                           Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
                                              Ratio                              Ratio
                                             of net                             of net
                         Ratio of        investment         Ratio of        investment
                         expenses         income to         expenses         income to
                       to average           average       to average           average
                       net assets        net assets       net assets        net assets
      Net assets           before            before            after             after        Portfolio
   end of period       reimburse-        reimburse-       reimburse-        reimburse-         turnover
  (in thousands)             ment              ment          ment(b)           ment(b)             rate
-------------------------------------------------------------------------------------------------------

         $40,906            1.18%+            4.46%+            .68%+            4.96%+             26%
          46,742            1.17              4.31              .62              4.86               81
          42,069            1.24              4.45              .54              5.15              102
          35,891            1.29              4.04              .40              4.93               69
          18,971            1.59+             3.78+             .39+             4.98+             102

           2,540            1.71+             3.90+            1.23+             4.38+              26
           1,187            1.73+             3.68+            1.13+             4.28+              81

             469             .82+             4.98+             .40+             5.40+              26
-------------------------------------------------------------------------------------------------------

              Selected data for a common share outstanding throughout each period is as follows:

                                       Operating Performance               Less Distributions
NUVEEN FLAGSHIP                    ------------------------------    -------------------------------
LIMITED TERM++        Net asset                      Net realized    Dividends from                                      Total
                          value           Net      and unrealized    tax-exempt net    Distributions    Net asset    return on
Year ending           beginning    investment    gain (loss) from        investment             from    value end    net asset
April 30,             of period     income(b)         investments            income    capital gains    of period    value (a)
-------------------------------------------------------------------------------------------------------------------------------
Class A (10/87)
  1997(e)                $10.57          $.46               $ .04             $(.46)           $   -       $10.61         4.78%
  1996(f)                 10.65           .51                (.09)             (.50)               -        10.57         4.03
  1995(f)                 10.60           .51                 .04              (.50)               -        10.65         5.41
  1994(f)                 10.74           .52                (.13)             (.52)            (.01)       10.60         3.58
  1993(f)                 10.29           .55                 .45              (.55)               -        10.74        10.02
  1992(f)                 10.04           .60                 .26              (.60)            (.01)       10.29         9.04
  1991(f)                  9.92           .63                 .13              (.64)               -        10.04         8.08
  1990(f)                  9.91           .64                 .01              (.64)               -         9.92         6.83
  1989(f)                  9.88           .62                 .02              (.61)               -         9.91         6.81
  1988(c)                  9.75           .36                 .13              (.36)               -         9.88         7.44+

Class C (12/95)
  1997(e)                 10.56           .44                 .03              (.43)               -        10.60         4.49
  1996(c)                 10.76           .22                (.19)             (.23)               -        10.56          .46+

Class R (2/97)
  1997(d)                 10.73           .12                (.13)             (.13)               -        10.59         (.09)
--------------------------------------------------------------------------------------------------------------------------------

+    Annualized.

++ Information included prior to the period ending April 30, 1997, reflects the financial highlights of Flagship Limited Term.

(a)  Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c)  From commencement of class operations as noted through May 31.

(d)  From commencement of class operations through April 30.

(e)  For the 11 months ending April 30.

(f)  For the year ending May 31.

                                            Nuveen Flagship Municipal Bond Funds
                                                    April 30, 1997 Annual Report

                                         Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
                       Ratio of         Ratio of net            Ratio of         Ratio of net
                    expenses to    investment income         expenses to    investment income
    Net assets      average net       to average net         average net       to average net    Portfolio
 end of period    assets before        assets before        assets after         assets after     turnover
(in thousands)    reimbursement        reimbursement    reimbursement(b)     reimbursement(b)         rate
----------------------------------------------------------------------------------------------------------
      $425,401            .82%+               4.74%+               .80%+               4.76%+          29%
       489,157            .84                 4.72                 .79                 4.77            39
       569,196            .82                 4.80                 .74                 4.88            20
       704,627            .79                 4.67                 .70                 4.76            22
       570,518            .82                 4.98                 .70                 5.10            20
       284,479            .93                 5.42                 .47                 5.88            48
        67,471           1.00                 5.88                 .56                 6.32           167
        19,018           1.22                 5.96                 .70                 6.48            38
        13,446           1.38                 5.46                 .56                 6.28            50
         9,835            .41+                5.84+                .40+                5.85+           67

        23,551           1.12+                4.43+               1.11+                4.44+           29
        15,415           1.43+                3.93+               1.19+                4.17+           39

            40            .55+                5.07+                .55+                5.07+           29
----------------------------------------------------------------------------------------------------------

Independent Auditors' Report



To the Board of Trustees and Shareholders of Nuveen Flagship Municipal Trust:

We have audited the accompanying statements of net assets of Nuveen Flagship Municipal Trust (comprised of Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund, and Nuveen Flagship Limited Term Municipal Bond Fund, collectively, the "Funds"), including the portfolios of investments, as of April 30, 1997, the related statements of operations for the period then ended and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds at April 30, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Dayton, Ohio
June 13, 1997

Nuveen Flagship All-American Muni Fund
April 30, 1997 Annual Report

                          Shareholder Meeting Report
                          All-American

                                                   A Shares              C Shares
---------------------------------------------------------------------------------
Advisory Agreement      For                      15,594,647             3,620,629
                        Against                     194,548                47,300
                        Abstain                     312,433                60,662
                        ---------------------------------------------------------
                        Total                    16,101,628             3,728,591
---------------------------------------------------------------------------------
                        Broker Non Votes            794,853               458,304
---------------------------------------------------------------------------------
Reorganization          For                      10,448,220             2,166,651
                        Against                     181,532                49,798
                        Abstain                     338,669                43,608
                        ---------------------------------------------------------
                        Total                    10,968,421             2,260,057
---------------------------------------------------------------------------------
                        Broker Non Votes          5,928,060             1,926,838
---------------------------------------------------------------------------------
Investment Objective    For                      10,348,400             2,091,974
                        Against                     603,408               165,347
                        Abstain                     111,681                 8,106
                        ---------------------------------------------------------
                        Total                    11,063,489             2,265,427
---------------------------------------------------------------------------------
                        Broker Non Votes          5,832,992             1,921,468
---------------------------------------------------------------------------------
Investment Assets       For                      10,390,938             2,091,863
                        Against                     558,231               165,458
                        Abstain                     114,321                 8,106
                        ---------------------------------------------------------
                        Total                    11,063,490             2,265,427
---------------------------------------------------------------------------------
                        Broker Non Votes          5,832,991             1,921,468
---------------------------------------------------------------------------------
Type Of Securities      For                      10,388,633             2,091,863
                        Against                     604,795               165,458
                        Abstain                      70,061                 8,106
                        ---------------------------------------------------------
                        Total                    11,063,489             2,265,427
---------------------------------------------------------------------------------
                        Broker Non Votes          5,832,992             1,921,468
---------------------------------------------------------------------------------
Borrowing               For                      10,423,340             2,087,441
                        Against                     567,356               169,880
                        Abstain                      72,793                 8,106
                        ---------------------------------------------------------
                        Total                    11,063,489             2,265,427
---------------------------------------------------------------------------------
                        Broker Non Votes          5,832,992             1,921,468
                        ---------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      All-American - continued

                                                                A Shares                 C Shares
---------------------------------------------------------------------------------------------------
Pledges                         For                           10,362,992                2,087,441
                                Against                          614,144                  169,880
                                Abstain                           86,353                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Senior Securities               For                           10,426,913                2,086,475
                                Against                          556,699                  170,846
                                Abstain                           79,877                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Underwriting                    For                           10,355,856                2,087,441
                                Against                          612,011                  169,880
                                Abstain                           95,622                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Real Estate                     For                           10,324,721                2,091,748
                                Against                          630,043                  165,573
                                Abstain                          108,725                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Commodities                     For                           10,327,184                2,086,053
                                Against                          641,618                  171,268
                                Abstain                           94,687                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Loans                           For                           10,374,246                2,091,863
                                Against                          602,841                  165,458
                                Abstain                           86,402                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
---------------------------------------------------------------------------------------------------
Short Sales/Margin Purchases    For                           10,316,150                2,086,053
                                Against                          630,398                  171,268
                                Abstain                          116,941                    8,106
                                -------------------------------------------------------------------
                                Total                         11,063,489                2,265,427
---------------------------------------------------------------------------------------------------
                                Broker Non Votes               5,832,992                1,921,468
                                -------------------------------------------------------------------

                                Nuveen Flagship All-American Municipal Bond Fund
                                                    April 30, 1997 Annual Report

                                                                  A Shares               C Shares
---------------------------------------------------------------------------------------------------
Put and Call Options                    For                     10,296,902              2,086,053
                                        Against                    667,642                171,268
                                        Abstain                     98,946                  8,106
                                        -----------------------------------------------------------
                                        Total                   11,063,490              2,265,427
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,991              1,921,468
---------------------------------------------------------------------------------------------------
Industry Concentration                  For                     10,389,311              2,087,441
                                        Against                    605,899                169,880
                                        Abstain                     68,279                  8,106
                                        -----------------------------------------------------------
                                        Total                   11,063,489              2,265,427
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,992              1,921,468
---------------------------------------------------------------------------------------------------
Affiliate Purchases                     For                     10,358,192              2,091,117
                                        Against                    618,134                165,458
                                        Abstain                     87,163                     52
                                        -----------------------------------------------------------
                                        Total                   11,063,489              2,256,627
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,992              1,930,268
---------------------------------------------------------------------------------------------------
Investment Companies                    For                     10,288,510              2,091,433
                                        Against                    659,109                165,888
                                        Abstain                    115,870                  8,106
                                        -----------------------------------------------------------
                                        Total                   11,063,489              2,265,427
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,992              1,921,468
---------------------------------------------------------------------------------------------------
Div vs. Non-Div                         For                     10,403,405              2,086,695
                                        Against                    556,863                169,880
                                        Abstain                    103,221                  8,852
                                        -----------------------------------------------------------
                                        Total                   11,063,489              2,265,427
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes         5,832,992              1,921,468
---------------------------------------------------------------------------------------------------
12b-1 Fees                              For                     15,170,335              3,538,226
                                        Against                    401,419                 83,581
                                        Abstain                    526,739                106,786
                                        -----------------------------------------------------------
                                        Total                   16,098,493              3,728,593
---------------------------------------------------------------------------------------------------
                                        Broker Non Votes           797,988                458,302
---------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      All-American - continued

                                                               A Shares              C Shares
---------------------------------------------------------------------------------------------------
Directors
---------------------------------------------------------------------------------------------------
Bremner                             For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Brown                               For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Dean                                For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Impellizzeri                        For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Rosenheim                           For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Sawers                              For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Schneider                           For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895
---------------------------------------------------------------------------------------------------
Schwertfeger                        For                      16,571,571             4,080,365
                                    Withhold                    324,910               106,530
                                    ---------------------------------------------------------------
                                    Total                    16,896,481             4,186,895

Nuveen Flagship Intermediate Municipal Bond Fund
April 30, 1997 Annual Report

                                                      Shareholder Meeting Report
                                                      Intermediate

                                      Quorum                               A Shares                  C Shares
----------------------------------------------------------------------------------------------------------------
Advisory Agreement                    For                                 3,335,185                   116,943
                                      Against                                54,252                    26,586
                                      Abstain                               100,977                         -
                                      --------------------------------------------------------------------------
                                      Total                               3,490,414                   143,529
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                      383,617                         -
----------------------------------------------------------------------------------------------------------------
Reorganization                        For                                 2,304,158                   106,240
                                      Against                                24,053                    12,645
                                      Abstain                               100,131                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Investment Objective                  For                                 2,254,382                   106,240
                                      Against                               156,184                    12,645
                                      Abstain                                17,776                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Investment Assets                     For                                 2,247,296                   106,240
                                      Against                               164,856                    12,645
                                      Abstain                                16,190                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Type Of Securities                    For                                 2,245,988                   106,240
                                      Against                               166,164                    12,645
                                      Abstain                                16,190                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Borrowing                             For                                 2,246,128                   106,240
                                      Against                               166,555                    12,645
                                      Abstain                                15,659                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------
Pledges                               For                                 2,246,519                   106,240
                                      Against                               166,164                    12,645
                                      Abstain                                15,659                         -
                                      --------------------------------------------------------------------------
                                      Total                               2,428,342                   118,885
----------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                    1,445,689                    24,644
----------------------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      Intermediate -- continued


                                                                         A Shares                  C Shares
--------------------------------------------------------------------------------------------------------------
Senior Securities                     For                               2,248,953                   106,240
                                      Against                             163,199                    12,645
                                      Abstain                              16,190                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Underwriting                          For                               2,245,988                   106,240
                                      Against                             166,164                    12,645
                                      Abstain                              16,190                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Real Estate                           For                               2,237,615                   106,240
                                      Against                             174,537                    12,645
                                      Abstain                              16,190                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Commodities                           For                               2,242,651                   106,240
                                      Against                             169,500                    12,645
                                      Abstain                              16,190                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,341                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,690                    24,644
--------------------------------------------------------------------------------------------------------------
Loans                                 For                               2,240,269                   106,240
                                      Against                             167,892                    12,645
                                      Abstain                              20,181                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Short Sales/Margin Purchases          For                               2,240,449                   106,240
                                      Against                             172,234                    12,645
                                      Abstain                              15,659                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------
Put and Call Options                  For                               2,240,840                   106,240
                                      Against                             171,843                    12,645
                                      Abstain                              15,659                         -
                                      ------------------------------------------------------------------------
                                      Total                             2,428,342                   118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  1,445,689                    24,644
--------------------------------------------------------------------------------------------------------------

                                Nuveen Flagship Intermediate Municipal Bond Fund
                                                    April 30, 1997 Annual Report


                                                                    A Shares                       C Shares
--------------------------------------------------------------------------------------------------------------
Industry Concentration                For                          2,255,483                        106,240
                                      Against                        164,536                         12,645
                                      Abstain                          8,323                              -
                                      ------------------------------------------------------------------------
                                      Total                        2,428,342                        118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             1,445,689                         24,644
--------------------------------------------------------------------------------------------------------------
Affiliate Purchases                   For                          2,249,484                        106,240
                                      Against                        163,199                         12,645
                                      Abstain                         15,659                              -
                                      ------------------------------------------------------------------------
                                      Total                        2,428,342                        118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             1,445,689                         24,644
--------------------------------------------------------------------------------------------------------------
Investment Companies                  For                          2,258,692                        106,240
                                      Against                        158,829                         12,645
                                      Abstain                         10,820                              -
                                      ------------------------------------------------------------------------
                                      Total                        2,428,341                        118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             1,445,690                         24,644
--------------------------------------------------------------------------------------------------------------
Div vs. Non-Div                       For                          2,248,743                        106,240
                                      Against                        163,940                         12,645
                                      Abstain                         15,659                              -
                                      ------------------------------------------------------------------------
                                      Total                        2,428,342                        118,885
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             1,445,689                         24,644
--------------------------------------------------------------------------------------------------------------
12b-1 Fees                            For                          3,129,089                        114,831
                                      Against                        133,033                         26,586
                                      Abstain                        228,291                          2,112
                                      ------------------------------------------------------------------------
                                      Total                        3,490,413                        143,529
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes               383,618                              -
--------------------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      Intermediate -- continued

                                                                      A Shares                     C Shares
--------------------------------------------------------------------------------------------------------------
Directors
--------------------------------------------------------------------------------------------------------------
Bremner                               For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Brown                                 For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Dean                                  For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Impellizzeri                          For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Rosenheim                             For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Sawers                                For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Schneider                             For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529
--------------------------------------------------------------------------------------------------------------
Schwertfeger                          For                            3,726,442                      142,808
                                      Withhold                         147,589                          721
                                      ------------------------------------------------------------------------
                                      Total                          3,874,031                      143,529

Nuveen Flagship Limited Term Municipal Bond Fund
April 30, 1997 Annual Report


                                                      Shareholder Meeting Report
                                                      Limited Term


                                                                      A Shares                     C Shares
--------------------------------------------------------------------------------------------------------------
Advisory Agreement                    For                           33,846,892                    1,202,862
                                      Against                          993,167                      108,649
                                      Abstain                          894,792                        4,231
                                      ------------------------------------------------------------------------
                                      Total                         35,734,851                    1,315,742
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes               1,696,372                      161,265
--------------------------------------------------------------------------------------------------------------
Reorg                                 For                           24,962,843                      543,547
                                      Against                          796,991                       33,951
                                      Abstain                          725,580                        7,609
                                      ------------------------------------------------------------------------
                                      Total                         26,485,414                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,871                      891,900
--------------------------------------------------------------------------------------------------------------
Investment Objective                  For                           24,350,873                      542,068
                                      Against                        1,998,265                       43,039
                                      Abstain                          136,214                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,352                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,871                      891,900
--------------------------------------------------------------------------------------------------------------
Investment Assets                     For                           24,395,841                      537,292
                                      Against                        1,939,440                       47,815
                                      Abstain                          150,071                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,352                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,871                      891,900
--------------------------------------------------------------------------------------------------------------
Type Of Securities                    For                           24,392,720                      537,292
                                      Against                        1,944,310                       47,815
                                      Abstain                          148,322                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,352                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,871                      891,900
--------------------------------------------------------------------------------------------------------------
Borrowing                             For                           24,333,737                      537,292
                                      Against                        1,956,070                       47,615
                                      Abstain                          195,544                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,351                      584,907
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,872                      892,100
--------------------------------------------------------------------------------------------------------------
Pledges                               For                           24,387,667                      537,292
                                      Against                        1,952,937                       47,815
                                      Abstain                          144,747                         ----
                                      ------------------------------------------------------------------------
                                      Total                         26,485,351                      585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes              10,945,872                      891,900
--------------------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      Limited Term -- continued

                                                                     A Shares                      C Shares
--------------------------------------------------------------------------------------------------------------
Senior Securities                     For                          24,339,444                       537,292
                                      Against                       1,957,319                        47,815
                                      Abstain                         188,588                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,351                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,872                       891,900
--------------------------------------------------------------------------------------------------------------
Underwriting                          For                          24,376,736                       537,292
                                      Against                       1,954,040                        47,815
                                      Abstain                         154,577                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,353                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,870                       891,900
--------------------------------------------------------------------------------------------------------------
Real Estate                           For                          24,274,837                       537,292
                                      Against                       2,054,111                        47,815
                                      Abstain                         156,404                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,352                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,871                       891,900
--------------------------------------------------------------------------------------------------------------
Commodities                           For                          24,210,523                       537,292
                                      Against                       2,086,787                        47,815
                                      Abstain                         188,041                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,351                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,872                       891,900
--------------------------------------------------------------------------------------------------------------
Loans                                 For                          24,366,857                       537,292
                                      Against                       1,945,123                        47,815
                                      Abstain                         173,372                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,352                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,871                       891,900
--------------------------------------------------------------------------------------------------------------
Short Sales/Margin Purchases          For                          24,186,296                       537,292
                                      Against                       2,121,247                        47,815
                                      Abstain                         177,808                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,351                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,872                       891,900
--------------------------------------------------------------------------------------------------------------
Put and Call Options                  For                          24,189,241                       537,292
                                      Against                       2,127,534                        47,815
                                      Abstain                         168,577                          ----
                                      ------------------------------------------------------------------------
                                      Total                        26,485,352                       585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes             10,945,871                       891,900
--------------------------------------------------------------------------------------------------------------

                                Nuveen Flagship Intermediate Municipal Bond Fund
                                                    April 30, 1997 Annual Report


                                                                          A Shares                 C Shares
--------------------------------------------------------------------------------------------------------------

Industry Concentration                For                               24,358,103                  537,292
                                      Against                            1,947,971                   47,815
                                      Abstain                              179,278                     ----
                                      ------------------------------------------------------------------------
                                      Total                             26,485,352                  585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  10,945,871                  891,900
--------------------------------------------------------------------------------------------------------------
Affiliate Purchases                   For                               24,228,946                  537,292
                                      Against                            2,064,704                   47,815
                                      Abstain                              191,702                     ----
                                      ------------------------------------------------------------------------
                                      Total                             26,485,352                  585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  10,945,871                  891,900
--------------------------------------------------------------------------------------------------------------
Investment Companies                  For                               24,289,644                  542,068
                                      Against                            2,006,185                   43,039
                                      Abstain                              189,524                     ----
                                      ------------------------------------------------------------------------
                                      Total                             26,485,353                  585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  11,372,780                  891,900
--------------------------------------------------------------------------------------------------------------
Div vs. Non-Div                       For                               23,893,273                  532,598
                                      Against                            1,953,520                   47,815
                                      Abstain                              211,650                    4,694
                                      ------------------------------------------------------------------------
                                      Total                             26,058,443                  585,107
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                  11,372,780                  891,900
--------------------------------------------------------------------------------------------------------------
12b-1 Fees                            For                               32,890,652                1,178,974
                                      Against                            1,425,839                  124,651
                                      Abstain                            1,418,359                   12,118
                                      ------------------------------------------------------------------------
                                      Total                             35,734,850                1,315,743
--------------------------------------------------------------------------------------------------------------
                                      Broker Non Votes                   1,696,373                  161,264
--------------------------------------------------------------------------------------------------------------

                                                      Shareholder Meeting Report
                                                      Limited Term -- continued


                                                                   A Shares                        C Shares
--------------------------------------------------------------------------------------------------------------
Directors
--------------------------------------------------------------------------------------------------------------
Bremner                               For                        35,978,194                       1,433,784
                                      Withhold                    1,453,029                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Brown                                 For                        35,978,194                       1,433,784
                                      Withhold                    1,453,029                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Dean                                  For                        35,978,194                       1,433,784
                                      Withhold                    1,453,029                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Impellizzeri                          For                        35,968,947                       1,433,784
                                      Withhold                    1,462,276                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Rosenheim                             For                        35,974,606                       1,433,784
                                      Withhold                    1,456,617                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Sawers                                For                        35,978,194                       1,433,784
                                      Withhold                    1,456,029                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,434,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Schneider                             For                        35,970,883                       1,433,784
                                      Withhold                    1,460,340                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007
--------------------------------------------------------------------------------------------------------------
Schwertfeger                          For                        35,975,606                       1,433,784
                                      Withhold                    1,455,617                          43,223
                                      ------------------------------------------------------------------------
                                      Total                      37,431,223                       1,477,007

Shareholder Information

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Alabama                Michigan
Arizona                Missouri
California             New Jersey
Colorado               New Mexico
Connecticut            New York
Florida                North Carolina
Georgia                Ohio
Kansas                 Pennsylvania
Kentucky               South Carolina
Louisiana              Tennessee
Maryland               Virginia
Massachusetts          Wisconsin


To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

Fund Information



Board of Trustees
Robert P. Bremner

Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Margaret K. Rosenheim

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger

Fund Manager
Nuveen Advisory Corp.
Dayton, Ohio

Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

Transfer Agent,
Shareholder Services and
Dividend Disbursing Agent
Boston Financial
Nuveen Investor Services
P.O. Box 8509
Boston, Massachusetts 02266-8509

(800) 225-8530

Legal Counsel
Fried, Frank, Harris
Shriver & Jacobson
Washington, D.C.

Independent Auditors
Deloitte & Touche LLP
Dayton, Ohio

Serving Investors
for Generations

[PAINTING OF JOHN NUVEEN, SR. APPEARS HERE]

John Nuveen, Sr.


Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products - including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286

(800) 621-7227
www.nuveen.com

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

           Portfolio of Investments
           Statement of Net Assets
           Statement of Operations
           Statement of Changes in Net Assets
           Report of Independent Public Accountants

(b) Exhibits:

  1(a).    Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-14725) and incorporated herein by reference thereto.
  1(b).    Amended and Restated Establishment and Designation of Series
           of Shares of Beneficial Interest dated October 11, 1996. Filed as Exhibit 1(b) to Registrant's Registration Statement on Form
           N-1A (File No. 333-14725) and incorporated herein by reference thereto.
  1(c).    Certificate for the Establishment and Designation of Classes
           dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-14725) and
           incorporated herein by reference thereto.
  1(d).    Incumbency Certificate.
     2.    By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-
           istration Statement on Form N-1A (File No. 333-14725) and in-
           corporated herein by reference thereto.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-14725) and incorporated herein by reference thereto.
     5.    Investment Management Agreement between Registrant and Nuveen
           Advisory Corp.
  5(a).    Renewal of Investment Management Agreement dated May 20, 1997.
     6.    Distribution Agreement between Registrant and John Nuveen &
           Co. Incorporated.
     7.    Not applicable.
     8.    Custodian Agreement between Registrant and Chase Manhattan
           Bank.
  9(a).    Transfer Agency and Service Agreement between Registrant and
           State Street Bank and Trust Company.
  9(b).    Transfer Agency Agreement between Registrant and Shareholder
           Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11(a).    Consent of Arthur Andersen LLP, Independent Public Accoun-
           tants.
 11(b).    Consent of Deloitte & Touche, Independent Public Accountants.
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule 12b-1 for
           the Class A Shares, Class B Shares and Class C Shares of each
           Fund. Filed as Exhibit 15 to Registrant's Registration State-
           ment on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-
           hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-14725) and incorporated herein by reference
           thereto.
 99(a).    Original Powers of Attorney for the Trustees authorizing,
           among others, Gifford R. Zimmerman and Larry W. Martin to exe-
           cute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.
 99(c).    Code of Ethics and Reporting Requirements.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES
At August 13, 1997:

                                                                     NUMBER OF
      TITLE OF SERIES                                              RECORD HOLDERS
      ---------------                                              --------------
      Nuveen Municipal Bond Fund
        Class A Shares............................................      6,064
        Class B Shares............................................         44
        Class C Shares............................................        253
        Class R Shares............................................     82,736
      Nuveen Insured Municipal Bond Fund
        Class A Shares............................................      4,181
        Class B Shares............................................         22
        Class C Shares............................................        233
        Class R Shares............................................     22,650
      Nuveen Flagship All-American Municipal Bond Fund
        Class A Shares............................................      4,280
        Class B Shares............................................         38
        Class C Shares............................................        952
        Class R Shares............................................         26
      Nuveen Flagship Intermediate Municipal Bond Fund
        Class A Shares............................................      1,181
        Class C Shares............................................         46
        Class R Shares............................................         14
      Nuveen Flagship Limited Term Municipal Bond Fund
        Class A Shares............................................     11,618
        Class C Shares............................................        259
        Class R Shares............................................         13

ITEM 27: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc.,

Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS
(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Free Unit Trust and the Nuveen Unit Trust, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income

Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
Bruce P. Bedford           Executive Vice President        None
333 West Wacker Drive
Chicago, IL 60606
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Richard P. Davis           Vice President                  None
One South Main Street
Dayton, OH 45402
Clifton L. Fenton          Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan       Vice President                  Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy             Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland         Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney         Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis          Vice President                  Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer     Vice President                  None
333 West Wacker Drive
Chicago, IL 60606

                                                                 POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES               OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                    WITH REGISTRANT
------------------------------------------------------------------------------------
Larry W. Martin              Vice President and                  Vice President and
333 West Wacker Drive        Assistant Secretary                 Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                      Vice President and
333 West Wacker Drive        and Controller                      Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                      Vice President and
333 West Wacker Drive        and Treasurer                       Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                      Vice President and
333 West Wacker Drive        and Assistant Secretary             Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Reg-istrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 21ST DAY OF AUGUST, 1997.

                                     NUVEEN FLAGSHIP MUNICIPAL TRUST

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
   /s/ O. Walter Renfftlen
 -------------------------------
       O. Walter Renfftlen       Vice President and              August 21, 1997
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
         Anthony T. Dean         President and Trustee
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                    /s/ Gifford R. Zimmerman
                                                By____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS AN EXHIBIT TO THIS REGISTRATION STATEMENT.

                                                        August 21, 1997

                                 EXHIBIT INDEX

                                                                  SEQUENTIALLY
  EXHIBIT                                                           NUMBERED
  NUMBER                          EXHIBIT                             PAGE
  -------                         -------                         ------------
  1(d).    Incumbency Certificate.
     5.    Investment Management Agreement between Registrant
           and Nuveen Advisory Corp.
  5(a).    Renewal of Investment Management Agreement dated May
           20, 1997.
     6.    Distribution Agreement between Registrant and John
           Nuveen & Co. Incorporated.
     8.    Custodian Agreement between Registrant and Chase
           Manhattan Bank.
  9(a).    Transfer Agency and Service Agreement between
           Registrant and State Street Bank and Trust Company.
  9(b).    Transfer Agency Agreement between Registrant and
           Shareholder Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11(a).    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 11(b).    Consent of Deloitte & Touche LLP, Independent
           Auditors.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
 99(a).    Original Powers of Attorney for the Trustees
           authorizing, among others, Gifford R. Zimmerman and
           Larry W. Martin to execute the Registration
           Statement.
 99(b).    Certified copy of Resolution of Board of Trustees
           authorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.
 99(c).    Code of Ethics and Reporting Requirements.